As filed with the Securities and Exchange Commission on October 21, 1996.

                                                       Registration No. 2-98409
                                                                        811-4325


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 20                    X

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               Amendment No. 20                            X

                                   ----------

                        FIRST INVESTORS LIFE SERIES FUND
               (Exact name of Registrant as specified in charter)

                               Ms. Concetta Durso
                          Secretary and Vice President
                        First Investors Life Series Fund
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement


It is proposed that this filing will become effective on October 28, 1996 pursuant to paragraph (b) of Rule 485.


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of beneficial interest, no par value, under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for its fiscal year ending December 31, 1995 on February 27, 1996.

                                                FIRST INVESTORS LIFE SERIES FUND
                                                      CROSS-REFERENCE SHEET

N-1A Item No.                                                 Location

PART A:  PROSPECTUS

 1.  Cover Page......................................  Cover Page
 2.  Synopsis........................................  Not Applicable
 3.  Condensed Financial Information.................  Financial Highlights
 4.  General Description of Registrant...............  Investment Objectives and
                                                       Policies; General
                                                       Information
 5.  Management of the Fund..........................  Management
 5A.     Management's Discussion of
          Fund Performance...........................
 6.  Capital Stock and Other Securities..............  Dividends and Other
                                                       Distributions; Taxes;
                                                       Determination of Net
                                                       Asset Value
 7.  Purchase of Securities Being Offered............  How to Buy Shares
 8.  Redemption or Repurchase........................  How to Redeem Shares
 9.  Pending Legal Proceedings.......................  Not Applicable

PART B:  STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page......................................  Cover Page
11.  Table of Contents...............................  Table of Contents
12.  General Information and History.................  General Information
13.  Investment Objectives and Policies..............  Investment Policies;
                                                       Investment Restrictions
14.  Management of the Fund..........................  Trustees and Officers
15.  Control Persons and Principal
     Holders of Securities...........................  Not Applicable
16.  Investment Advisory and Other Services..........  Management
17.  Brokerage Allocation............................  Allocation of Portfolio
                                                       Brokerage
18.  Capital Stock and Other Securities..............  Determination of Net
                                                       Asset Value
19.  Purchase, Redemption and Pricing
     of Securities Being Offered.....................  Determination of Net
                                                       Asset Value
20.  Tax Status......................................  Taxes
21.  Underwriters....................................  Not Applicable
22.  Performance Data................................  Performance Information
23.  Financial Statements............................  Financial Statements;
                                                       Report of Independent
                                                       Accountants

PART C:  OTHER INFORMATION


Information required to be included in Part C is set forth under the appropriate item so numbered, in Part C hereof.

First Investors Life Series Fund

95 Wall Street, New York, New York 10005/(212) 858-8200

     This is a Prospectus for First Investors Life Series Fund ("Life Series Fund"), an open-end, diversified management investment company. The Fund offers eleven separate investment series, each of which has different investment objectives and policies: First Investors Life Blue Chip Fund ("Blue Chip Fund"), First Investors Life Cash Management Fund ("Cash Management Fund"), First Investors Life Discovery Fund ("Discovery Fund"), First Investors Life Government Fund ("Government Fund"), First Investors Life Growth Fund ("Growth Fund"), First Investors Life High Yield Fund ("High Yield Fund"), First Investors Life International Securities Fund ("International Securities Fund"), First Investors Life Investment Grade Fund ("Investment Grade Fund"), First Investors Life Target Maturity 2007 Fund ("Target Maturity 2007 Fund"), First Investors Life Target Maturity 2010 Fund ("Target Maturity 2010 Fund") and First Investors Life Utilities Income Fund ("Utilities Income Fund") (each, a Fund, and collectively, "Funds"). Each Fund's investment objectives are listed on the inside cover.

     Investments in a Fund are only available through purchases of the Level Premium Variable Life Insurance Policies ("Policies") or the Individual Variable Annuity Contracts ("Contracts") offered by First Investors Life Insurance Company ("First Investors Life"). Policy premiums, net of certain expenses, are paid into a unit investment trust, First Investors Life Insurance Company Separate Account B ("Separate Account B"). Purchase payments for the Contracts, net of certain expenses, are also paid into a unit investment trust, First Investors Life Variable Annuity Fund C ("Separate Account C"). Separate Account B and Separate Account C ("Separate Accounts") pool these proceeds to purchase shares of a Fund designated by purchasers of the Policies or Contracts. Investments in a Fund are used to fund benefits under the Policies and Contracts. Target Maturity 2007 Fund and Target Maturity 2010 Fund are only offered to Contractowners of Separate Account C.

     An investment in Life Series Fund, including Cash Management Fund, is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Cash Management Fund will be able to maintain a stable net asset value of $1.00 per share. Investments by the High Yield Fund in high-yield, high risk securities, commonly referred to as "junk bonds," may entail risks that are different or more pronounced than those that would result from investment in higher-rated securities. See "High Yield Securities--Risk Factors."


     This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing and should be retained for future reference. First Investors Management Company, Inc. ("FIMCO" or "Adviser") serves as investment adviser to the Funds. A Statement of Additional Information ("SAI"), dated October 28, 1996 (which is incorporated by reference herein), has been filed with the Securities and Exchange Commission. The SAI is available at no charge upon request to the Funds at the address or telephone number indicated above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     An investment in these securities is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured or protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.


                 The date of this Prospectus is October 28, 1996

     The investment objectives of each Fund of Life Series Fund offered by this Prospectus are as follows:

     Blue Chip Fund. The investment objective of the Fund is to seek high total investment return consistent with the preservation of capital. This goal will be sought by investing, under normal market conditions, primarily in equity securities of larger, well-capitalized companies with high potential earnings growth that have shown a history of dividend payments, commonly known as "Blue Chip" companies.

     Cash Management Fund. The objective of the Fund is to seek to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity. The Fund will invest in money market obligations, including high quality securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high grade corporate instruments.

     Discovery Fund. The investment objective of the Fund is to seek long-term capital appreciation, without regard to dividend or interest income, through investment in the common stock of companies with small to medium market capitalization that the Adviser considers to be undervalued or less well known in the current marketplace and to have the potential for capital growth.

     Government Fund. The investment objective of the Fund is to seek to achieve a significant level of current income which is consistent with security and liquidity of principal by investing, under normal market conditions, primarily in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, including mortgage-backed securities.

     Growth Fund. The investment objective of the Fund is to seek long-term capital appreciation. This goal will be sought by investing, under normal market conditions, primarily in common stocks of companies and industries selected for their growth potential.

     High Yield Fund. The primary objective of the Fund is to seek to earn a high level of current income. The Fund actively seeks to achieve its secondary objective of capital appreciation to the extent consistent with its primary objective. The Fund seeks to attain its objectives primarily through investments in lower-grade, high-yielding, high risk debt securities, commonly referred to as "junk bonds" ("High Yield Securities").

     International Securities Fund. The primary objective of the Fund is to seek long-term capital growth. As a secondary objective, the Fund seeks to earn a reasonable level of current income. These objectives are sought, under normal market conditions, through investment in common stocks, rights and warrants, preferred stocks, bonds and other debt obligations issued by companies or governments of any nation, subject to certain restrictions with respect to concentration and diversification.

     Investment Grade Fund. The investment objective of the Fund is to seek a maximum level of income consistent with investment in investment grade debt securities.

     Target Maturity 2007 Fund. The investment objective of the Fund is to seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with preservation of capital. The Fund intends to terminate in the year 2007.

     Target Maturity 2010 Fund. The investment objective of the Fund is to seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with preservation of capital. The Fund intends to terminate in the year 2010.

     Target Maturity 2007 Fund and Target Maturity 2010 Fund each will seek its objective by investing, under normal market conditions, at least 65% of its total assets in zero coupon securities which are issued by the U.S. Government, its agencies or instrumentalities or created by third parties using securities issued by the U.S. Government, its agencies or instrumentalities.

     As a result of the volatile nature of the market for zero coupon securities, the value of shares of Target Maturity 2007 Fund and Target Maturity 2010 Fund prior to each Fund's maturity may fluctuate significantly. Thus, to achieve a predictable return, investors should hold their investments in either of these two Funds until the Fund liquidates since the Fund's value changes daily with market conditions. Accordingly, any investor who redeems his or her shares prior to a Fund's maturity is likely to achieve a different investment result than the return that was predicted on the date the investment was made, and may even suffer a significant loss.

     Utilities Income Fund. The primary investment objective of the Fund is to seek high current income. Long-term capital appreciation is a secondary objective. These objectives are sought, under normal market conditions, through investment in equity and debt securities issued by companies primarily engaged in the public utilities industry.

     There can be no assurance that any Fund will achieve its investment objectives. See "Investment Objectives and Policies" for a detailed description of each Fund's investment objectives and policies.

                              FINANCIAL HIGHLIGHTS



     The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated. The table below has been derived from financial statements which have been examined by Tait, Weller & Baker, independent certified public accountants, whose report thereon appears in the Statement of Additional Information ("SAI"). This information should be read in conjunction with the Financial Statements and Notes thereto, which also appear in the SAI, available at no charge upon request to the Funds.




                                                                      PER SHARE DATA
                         -----------------------------------------------------------------------------------------------------------
                                            Income from Investment Operations   Less Distributions from
                                         -------------------------------------- -----------------------
                         Net Asset Value              Net Realized
                         ---------------    Net      and Unrealized  Total from     Net        Net                   Net Asset Value
                           Beginning of  Investment  Gain (Loss) on  Investment  Investment  Realized     Total      ---------------
                             Period        Income     Investments    Operations    Income     Gains    Distributions  End of Period
------------------------------------------------------------------------------------------------------------------------------------
Blue Chip
---------
3/8/90* to 12/31/90 .....    $10.00       $.07          $(.02)         $ .05        $ --      $  --        $  --         $10.05
1991 ....................     10.05        .12           2.50           2.62         .05         --          .05          12.62
1992 ....................     12.62        .16            .67            .83         .21         --          .21          13.24
1993 ....................     13.24        .15            .97           1.12         .15         --          .15          14.21
1994 ....................     14.21        .18           (.39)          (.21)        .08        .17          .25          13.75
1995 ....................     13.75        .26           4.11           4.37         .19        .95         1.14          16.98
1/1/96 to 6/30/96 .......     16.98        .11           1.46           1.57         .25        .49          .74          17.81

Cash Management**
-----------------
1988 ....................      1.00        .048           --             .048        .048        --          .048          1.00
1989 ....................      1.00        .075           --             .075        .075        --          .075          1.00
1990 ....................      1.00        .072           --             .072        .072        --          .072          1.00
1991 ....................      1.00        .054           --             .054        .054        --          .054          1.00
1992 ....................      1.00        .029           --             .029        .029        --          .029          1.00
1993 ....................      1.00        .027           --             .027        .027        --          .027          1.00
1994 ....................      1.00        .037           --             .037        .037        --          .037          1.00
1995 ....................      1.00        .054           --             .054        .054        --          .054          1.00
1/1/96 to 6/30/96 .......      1.00        .024           --             .024        .024        --          .024          1.00

Discovery
---------
1988 ....................     10.02        .26            .10            .36          --         --           --          10.38
1989 ....................     10.38        .19           2.19           2.38         .27        .09          .36          12.40
1990 ....................     12.40        .14           (.78)          (.64)        .15        .90         1.05          10.71
1991 ....................     10.71        .07           5.42           5.49         .18         --          .18          16.02
1992 ....................     16.02         --           2.51           2.51         .03        .15          .18          18.35
1993 ....................     18.35         --           3.92           3.92          --        .91          .91          21.36
1994 ....................     21.36        .06           (.62)          (.56)         --        .94          .94          19.86
1995 ....................     19.86        .11           4.62           4.73         .06       1.26         1.32          23.27
1/1/96 to 6/30/96 .......     23.27        .07           1.68           1.75         .11        .89         1.00          24.02

----------
  *  Commencement of operations
 **  Adjusted to reflect ten-for-one stock split on May 1, 1991.
  +  Some or all expenses have been waived or assumed.
 ++ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(a)  Annualized


------------------------------------------------------------------------------------------------------------------------------------
                                                     RATIOS / SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Ratio to Average Net Assets
                                           Ratio to Average Net Assets+   Before Expenses Waived or Assumed
                  Net Assets              ------------------------------  ---------------------------------     Portfolio
 Total           End of Period                      Net Investment                         Net Investment       Turnover
Return++(%)      (in thousands)     Expenses(%)      Income(%)            Expenses(%)        Income(%)          Rate(%)
------------------------------------------------------------------------------------------------------------------------------------

  .61(a)         $ 3,656                --              2.95(a)            1.92(a)           1.03(a)              15
26.17             13,142              1.00              1.88               1.55              1.34                 21
 6.67             23,765               .79              1.66                .86              1.60                 40
 8.51             34,030               .88              1.27                N/A               N/A                 37
(1.45)            41,424               .88              1.49                N/A               N/A                 82
34.00             66,900               .86              1.89                N/A               N/A                 26
 9.47             81,307               .93(a)           1.33(a)             N/A               N/A                 20

 4.94                 33                --              4.99               7.68             (2.69)               N/A
 7.79              2,210                --              7.84               1.35              6.49                N/A
 7.49              8,203               .39              6.90               1.15              6.15                N/A
 5.71              9,719               .57              5.39                .93              5.03                N/A
 3.02              8,341               .79              2.99                .98              2.81                N/A
 2.70              4,243               .60              2.67               1.05              2.22                N/A
 3.77              3,929               .60              3.69               1.04              3.25                N/A
 5.51              4,162               .61              5.36               1.10              4.87                N/A
 2.44              3,863               .60(a)           4.83(a)            1.09(a)           4.35(a)             N/A

 3.59                125                --              3.80               3.10               .70                158
23.62                283                --              2.43               4.78             (2.35)               231
(5.47)               960                --              2.97               2.68               .28                104
51.73              4,661               .70               .48               1.49              (.31)                93
15.74             10,527               .91               .02               1.05              (.12)                91
22.20             21,221               .87              (.03)               N/A               N/A                 69
(2.53)            30,244               .88               .36                N/A               N/A                 53
25.23             50,900               .87               .60                N/A               N/A                 78
 7.82             61,590               .85(a)            .71(a)             N/A               N/A                 56

------------------------------------------------------------------------------------------------------------------------------------
                                                           PER SHARE DATA
                         -----------------------------------------------------------------------------------------------------------
                                                         Income from Investment Operations    Less Distributions from
                                                         ---------------------------------    -----------------------

                         Net Asset Value                Net Realized                                                Net Asset Value
                         ---------------      Net       and Unrealized   Total from      Net         Net            ----------------
                           Beginning of    Investment   Gain (Loss) on   Investment   Investment   Realized      Total      End of
                              Period        Income       Investments     Operations     Income      Gains    Distributions  Period
                              ------        ------       -----------     ----------     ------      -----    -------------  ------

Government
------------------------
1/7/92* to 12/31/92 ..... $   10.00      $    .47      $    .51       $    .98       $    .33     $    --     $    .33    $   10.65
1993 ....................     10.65           .64           .02            .66            .70         .19          .89        10.42
1994 ....................     10.42           .79         (1.21)          (.42)           .25         .05          .30         9.70
1995 ....................      9.70           .66           .78           1.44            .62          --          .62        10.52
1/1/96 to 6/30/96 .......     10.52           .34          (.42)          (.08)           .68          --          .68         9.76
Growth
------------------------
1988 ....................     10.02           .26           .51            .77             --          --           --        10.79
1989 ....................     10.79           .02          2.51           2.53            .18         .12          .30        13.02
1990 ....................     13.02           .16          (.55)          (.39)           .06          --          .06        12.57
1991 ....................     12.57           .17          4.15           4.32            .18          --          .18        16.71
1992 ....................     16.71           .08          1.41           1.49            .18        1.38         1.56        16.64
1993 ....................     16.64           .07           .93           1.00            .09         .10          .19        17.45
1994 ....................     17.45           .09          (.60)          (.51)            --         .21          .21        16.73
1995 ....................     16.73           .18          3.94           4.12            .09         .29          .38        20.47
1/1/96 to 6/30/96 .......     20.47           .11          2.02           2.13            .18         .59          .77        21.83
High Yield
------------------------
1988 ....................     10.00           .74           .82           1.56             --          --           --        11.56
1989 ....................     11.56           .74          (.92)          (.18)           .56         .11          .67        10.71
1990 ....................     10.71          1.08         (1.79)          (.71)           .83          --          .83         9.17
1991 ....................      9.17          1.16          1.66           2.82           1.18          --         1.18        10.81
1992 ....................     10.81          1.11           .21           1.32           1.69          --         1.69        10.44
1993 ....................     10.44           .96           .88           1.84           1.12          --         1.12        11.16
1994 ....................     11.16           .87         (1.14)          (.27)           .31          --          .31        10.58
1995 ....................     10.58          1.00           .95           1.95            .96          --          .96        11.57
1/1/96 to 6/30/96 .......     11.57           .50          (.01)           .49           1.01          --         1.01        11.05
International Securities
------------------------
4/16/90* to 12/31/90 ....     10.00           .03           .34            .37             --          --           --        10.37
1991 ....................     10.37           .09          1.49           1.58            .03         .05          .08        11.87
1992 ....................     11.87           .15          (.28)          (.13)           .15         .22          .37        11.37
1993 ....................     11.37           .10          2.41           2.51            .14          --          .14        13.74
1994 ....................     13.74           .14          (.32)          (.18)           .05          --          .05        13.51
1995 ....................     13.51           .19          2.25           2.44            .12         .25          .37        15.58
1/1/96 to 6/30/96 .......     15.58           .13          1.08           1.21            .19         .50          .69        16.10
----------------

*    Commencement of operations
+    Some or all expenses have been waived or assumed .
++ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. (a) Annualized


------------------------------------------------------------------------------------------------------------------------------------
                                                           PER SHARE DATA
                               -----------------------------------------------------------------------
                                                                                      Ratio to Average Net Assets+
                                                     Ratio to Average Net Assets     Before Expenses Waived or Assumed
                              Net Assets         --------------------------------    ---------------------------------  Portfolio
               Total        End of Period                       Net Investment                   Net Investment         Turnover
             Return++(%)    (in thousands)      Expenses(%)        Income(%)      Expenses(%)      Income(%)            Rate(%)
             -----------    --------------      -----------        ---------      -----------      ---------            -------
               9.95(a)        $ 5,064              .03(a)          6.64(a)            .89(a)          5.79(a)             301
               6.35             8,234              .35             6.60               .84             6.11                525
              (4.10)            7,878              .35             6.74               .90             6.19                457
              15.63             9,500              .40             6.73               .93             6.21                198
               (.79)            9,266              .60(a)          6.63(a)            .98(a)          6.26(a)              86

               7.68                38              --              3.20              8.70            (5.50)                31
              24.00               570              --              2.91              5.21            (2.30)                24
              (2.99)            2,366              --              3.03              1.64             1.40                 28
              34.68             7,743              .69             1.21              1.34              .55                148
               9.78            16,385              .76              .75              1.20              .30                 45
               6.00            25,658              .91              .43               N/A              N/A                 51
              (2.87)           32,797              .90              .60               N/A              N/A                 40
              25.12            51,171              .88             1.10               N/A              N/A                 64
              10.62            63,075              .80(a)          1.22(a)            N/A              N/A                 25

              15.60             4,565              --             13.22              1.32            11.90                 46
              (1.76)           14,354              --             12.05               .88            11.17                 22
              (5.77)           18,331              --             13.21               .91            12.30                 35
              33.96            23,634              .53            11.95               .89            11.60                 40
              13.15            24,540              .91            10.48               .96            10.43                 84
              18.16            30,593              .91             9.49               N/A              N/A                 96
              (1.56)           32,285              .88             9.43               N/A              N/A                 50
              19.82            41,894              .87             9.83               N/A              N/A                 57
               4.25            44,367              .85(a)          9.33(a)            N/A              N/A                 12

               5.21(a)          3,946              --               .99(a)           3.43(a)         (2.43)(a)             29
              15.24             8,653             1.70              .75              2.27              .18                 70
              (1.13)           12,246             1.03             1.55              1.38             1.20                 36
              22.17            21,009             1.14              .97               N/A              N/A                 37
              (1.29)           31,308             1.03             1.22               N/A              N/A                 36
              18.70            41,012             1.02             1.42               N/A              N/A                 45
               7.93            49,017             1.15(a)          1.82(a)            N/A              N/A                 35


------------------------------------------------------------------------------------------------------------------------------------
                                                           PER SHARE DATA
                            --------------------------------------------------------------------------------------------------------
                                                  Income from Investment Operations    Less Distributions from
                                             ---------------------------------------   ------------------------
                            Net Asset Value              Net Realized                                               Net Asset Value
                            --------------     Net       and Unrealized  Total from       Net        Net           ----------------
                             Beginning of    Investment  Gain (Loss) on  Investment    Investment Realized     Total          End of
                              Period           Income     Investments    Operations      Income      Gains    Distributions   Period
                              ------           ------     -----------    ----------      ------      -----    -------------   ------
Investment Grade
--------------------
1/7/92* to 12/31/92 .....  $   10.00      $   .43      $    .44       $    .87       $   .34      $  --       $   .34      $   10.53
1993 ....................      10.53          .65           .49           1.14           .71         .01          .72          10.95
1994 ....................      10.95          .67         (1.06)          (.39)          .16         .09          .25          10.31
1995 ....................      10.31          .67          1.28           1.95           .53         --           .53          11.73
1/1/96 to 6/30/96 .......      11.73          .34          (.58)          (.24)          .67         --           .67          10.82
Target Maturity 2007
--------------------
4/26/95* to 12/31/95 ....      10.00          .26          2.00           2.26           --          --           --           12.26
1/1/96 to 6/30/96 .......      12.26          .28         (1.33)         (1.05)          .23         .05          .28          10.93
Utilities Income
--------------------
11/15/93* to 12/31/93 ...      10.00          .01          (.07)          (.06)          --          --           --            9.94
1994 ....................       9.94          .24          (.96)          (.72)          .03         --           .03           9.19
1995 ....................       9.19          .28          2.46           2.74           .19         --           .19          11.74
1/1/96 to 6/30/96 .......      11.74          .14           .34            .48           .27         --           .27          11.95

*    Commencement of operations
+    Some or all expenses have been waived or assumed
++ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(a)  Annualized


------------------------------------------------------------------------------------------------------------------------------------
                                                     RATIOS / SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Ratio to Average Net Assets
                    Net Assets           Ratio to Average Net Assets+         Before Expenses Waived or Assumed     Portfolio
     Total        End of Period     -------------------------------------    ------------------------------------    Turnover
   Return++(%)    (in thousands)    Expenses(%)  Net Investment Income(%)    Expenses(%)  Net Investment Income(%)    Rate(%)
------------------------------------------------------------------------------------------------------------------------------------
    8.91(a)          $ 4,707         .23(a)            6.16(a)                 .93(a)          5.46(a)                 72
   10.93              10,210         .35               6.32                    .85             5.82                    64
   (3.53)             11,602         .37               6.61                    .92             6.06                    15
   19.69              16,262         .51               6.77                    .91             6.37                    26
   (2.05)             16,175         .60(a)            6.37(a)                 .88(a)          6.12(a)                  8

   22.60               9,860         .04(a)            6.25(a)                 .87(a)          5.38(a)                 28
   (8.67)             11,838         .60(a)            6.02(a)                 .84(a)          5.79(a)                 14

   (4.66)(a)             494          --               1.46(a)                3.99(a)          (2.52)(a)                0
   (7.24)              4,720         .17               4.13                    .95             3.35                    31
   30.26              14,698         .41               4.16                    .91             3.67                    17
    4.17              20,851         .60(a)            3.50(a)                 .89(a)          3.25(a)                 17

                            Target Maturity 2010 Fund

     The following table sets forth the per share operating performance for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the period April 30, 1996 (commencement of operations) to August 31, 1996. The following information pertaining to Target Maturity 2010 Fund should be read in conjunction with the Financial Statements and Notes thereto, which appear in the Statement of Additional Information, available at no charge upon request to the Fund.

Per Share Data
--------------
Net Asset Value, Beginning of Period .........................       $10.00
                                                                     ------

Income from Investment Operations
     Net investment income ...................................          .20*
     Net realized and unrealized loss on investments .........         (.06)*
                                                                     ------

          Total from Investment Operations ...................          .14
                                                                     ------


Net Asset Value, End of Period ...............................        10.14
                                                                     ======


Total Return** ...............................................         1.40%
--------------                                                       ------

Ratios/Supplemental Data
------------------------
     Net Assets, End of Period (in thousands)                    $ 1,236.
Ratio to Average Net Assets:
     Expenses ................................................          .60%(a)
     Net Investment Income ...................................         5.72%(a)

Ratio to Average Net Assets Before Expenses Waived:
     Expenses ................................................         1.27%(a)
     Net Investment Income ...................................         5.04%(a)

     Portfolio Turnover Rate .................................          .0%



*    Computed using average number of shares outstanding

** The effect of fees and charges incurred at the separate account level is not reflected in this performance figure
(a)  Annualized

                       INVESTMENT OBJECTIVES AND POLICIES

Blue Chip Fund

     Blue Chip Fund seeks to provide investors with high total investment return consistent with the preservation of capital. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of "Blue Chip" companies, including common and preferred stocks and securities convertible into common stock, that the Adviser believes have potential earnings growth that is greater than the average company included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The Fund also may invest up to 35% of its total assets in the equity securities of non-Blue Chip companies that the Adviser believes have significant potential for growth of capital or future income consistent with the preservation of capital. When market conditions warrant, or when the Adviser believes it is necessary to achieve the Fund's objective, the Fund may invest up to 25% of its total assets in fixed income securities.

     The Fund defines Blue Chip companies as those companies that have a market capitalization of at least $300 million, are dividend paying and are included in the S&P 500. Market capitalization is the total market value of a company's outstanding common stock. Blue Chip companies are considered to be of relatively high quality and generally exhibit superior fundamental characteristics, which may include: potential for consistent earnings growth, a history of profitability and payment of dividends, leadership position in their industries and markets, proprietary products or services, experienced management, high return on equity and a strong balance sheet. Blue Chip companies usually exhibit less investment risk and share price volatility than smaller, less established companies. Examples of Blue Chip companies are American Telephone & Telegraph, General Electric, Pepsico Inc. and Bristol-Myers Squibb.

     The fixed income securities in which the Fund may invest include money market instruments (including prime commercial paper, certificates of deposit of domestic branches of U.S. banks and bankers' acceptances), obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), including mortgage-backed securities, and corporate debt securities. However, no more than 5% of the Fund's net assets may be invested in corporate debt securities rated below Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P"). The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. The Fund may also invest up to 5% of its net assets in American Depository Receipts ("ADRs"), enter into repurchase agreements and make loans of portfolio securities. See "Description of Certain Securities, Other Investment Policies and Risk Factors," below, and the SAI for additional information concerning these securities.

Cash Management Fund

     Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity. The Fund generally can invest only in securities that mature within 397 days from the date of purchase. In addition, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

     Cash Management Fund invests primarily in (1) high quality marketable securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, (2) bank certificates of deposit, bankers' acceptances, time deposits and other short-term obligations issued by banks and (3) prime commercial paper and high quality, U.S. dollar denominated short-term corporate bonds and notes. The U.S. Government securities in which the Fund may invest include a variety of U.S. Treasury securities that differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury. See the SAI for additional information on U.S. Government securities. The Fund may invest in domestic bank certificates of deposit (insured up to $100,000) and bankers' acceptances (not insured) issued by domestic banks and savings institutions which are insured by the Federal Deposit Insurance Corporation ("FDIC") and that have total assets exceeding $500 million. The Fund also may invest in certificates of deposit issued by London branches of domestic or foreign banks ("Eurodollar CDs"). The Fund may invest in time deposits and other short-term obligations, including uninsured, direct obligations bearing fixed, floating or variable interest rates, issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks. See Appendix A to the SAI for a description of commercial paper ratings and Appendix B to the SAI for a description of municipal note ratings. The Fund also may invest in repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are market makers in U.S. Government securities, and, in either case, only where the debt instrument subject to the repurchase agreement is a U.S. Treasury or agency obligation.

     Cash Management Fund also may purchase high quality, U.S. dollar denominated short-term bonds and notes, including variable rate and master demand notes issued by domestic and foreign corporations (including banks). Floating and variable rate demand notes and bonds permit the Fund, as the holder, to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. The
Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets and make loans of portfolio securities. See "Description of Certain Securities, Other Investment Policies and Risk Factors" for additional information concerning these securities.

     Cash Management Fund may purchase only obligations that (1) the Adviser determines present minimal credit risks based on procedures adopted by Life Series Fund's Board of Trustees, and (2) are either (a) rated in one of the top two rating categories by at least two nationally recognized statistical ratings organizations ("NRSROs") (or one, if only one rated the security) or (b) unrated securities that the Adviser determines are of comparable quality. Securities qualify as being in the top rating category ("First Tier Securities") if at least two NRSROs (or one, if only one rated the security) have given it the highest rating. The Fund's purchases of commercial paper are limited to First Tier Securities. The Fund may not invest more than 5% of its total assets in securities rated in the second highest rating category ("Second Tier Securities"). Investments in Second Tier Securities of any one issuer are limited to the greater of 1% of the Fund's total assets or $1 million. The Fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued by the U.S. Government, its agencies or instrumentalities).

Discovery Fund

     Discovery Fund seeks long-term capital appreciation, without regard to dividend or interest income. The Fund seeks to achieve its objective by investing in the common stock of companies with small to medium market capitalization that the Adviser considers to be undervalued or less well known in the current marketplace and to have potential for capital growth.

     The Fund seeks to invest in the common stock of companies that are undervalued in the current market in relation to fundamental economic values such as earnings, sales, cash flow and tangible book value; that are early in their corporate development (i.e., before they become widely recognized and well known and while their reputations and track records are still emerging); or that offer the possibility of greater earnings because of revitalized management, new products or structural changes in the economy. Such companies primarily are those with small to medium market capitalization, which the Adviser currently considers to be market capitalization of up to $1.5 billion, but which could be higher under certain market conditions. The Adviser believes that, over time, these securities are more likely to appreciate in price than securities whose market prices have already reached their perceived economic value. In addition, the Fund intends to diversify its holdings among as many companies and industries as the Adviser deems appropriate.

     Companies that are early in their corporate development may be dependent on relatively few products or services, may lack adequate capital reserves, may be dependent on one or two management individuals and may have less of a track record or historical pattern of performance. In addition, there may be less information available as to the issuers and their securities may not be well known to the general public and may not yet have wide institutional ownership. Thus, the investment risk is higher than that normally associated with larger, older or better-known companies.

     Investments in securities of companies with small to medium market capitalization are generally considered to offer greater opportunity for appreciation and to involve greater risk of depreciation than securities of companies with larger market capitalization. Because the securities of most companies with small to medium market capitalization are not as broadly traded as those of companies with larger market capitalization, these securities are often subject to wider and more abrupt fluctuations in market price. In the past, there have been prolonged periods when these securities have substantially underperformed or outperformed the securities of larger capitalization companies. In addition, smaller capitalization companies generally have fewer assets available to cushion an unforeseen adverse occurrence and thus such an occurrence may have a disproportionately negative impact on these companies.

     The Fund may invest up to 10% of its total assets in common stocks issued by foreign companies which are traded on a recognized domestic or foreign securities exchange. In addition to the fundamental analysis of companies and their industries which it performs for U.S. issuers, the Adviser evaluates the economic and political climate of the country in which the company is located and the principal securities markets in which such securities are traded. Although the foreign stocks in which the Fund invests are primarily denominated in foreign currencies, the Fund also may invest in ADRs. The Adviser does not attempt to time actively either short-term market trends or short-term currency trends in any market. See "Foreign Securities--Risk Factors" and "American Depository Receipts and Global Depository Receipts."

     The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. The Fund also may enter into repurchase agreements and may make loans of portfolio securities. For temporary defensive purposes, the Fund may invest all of its assets in U.S. Government Obligations, prime commercial paper, certificates of deposit and bankers' acceptances. See the SAI for more information regarding these securities.

Government Fund

     Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal by investing, under normal market conditions, at least 65% of its assets in U.S. Government Obligations, including mortgage-backed securities. Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Although the payment of interest and principal on a portfolio security may be guaranteed by the U.S. Government or one of its agencies or instrumentalities, shares of the Fund are not insured or guaranteed by the U.S. Government or any agency or instrumentality. The net asset value of shares of the Fund generally will fluctuate in response to interest rate levels. When interest rates rise, prices of fixed income securities generally decline; when interest rates decline, prices of fixed income securities generally rise. See "U.S. Government Obligations" and "Debt Securities-Risk Factors," below.

     The Fund may invest in mortgage-backed securities, including those involving Government National Mortgage Association ("GNMA") certificates, Federal National Mortgage Association ("FNMA") certificates and Federal Home Loan Mortgage Corporation ("FHLMC") certificates. The Fund also may invest in securities issued or guaranteed by other U.S. Government agencies or instrumentalities, including: the Federal Farm Credit System and the Federal Home Loan Bank (each of which may not borrow from the U.S. Treasury and the securities of which are not guaranteed by the U.S. Government); the Tennessee Valley Authority, and the U.S. Postal Service (each of which may borrow from the U.S. Treasury to meet its obligations); the Farmers Home Administration and the Export-Import Bank (the securities of which are backed by the full faith and credit of the United States). The Fund normally reinvests principal payments (whether regular or pre-paid) in additional mortgage-backed securities. See "Mortgage-Backed Securities," below.

     The Fund may invest up to 35% of its assets in securities other than U.S. Government Obligations and mortgage-backed securities. These may include: prime commercial paper, certificates of deposit of domestic branches of U.S. banks, bankers' acceptances, repurchase agreements (applicable to U.S. Government Obligations), insured certificates of deposit and certificates representing accrual on U.S. Treasury securities. The Fund also may make loans of portfolio securities and invest in zero coupon securities. The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. See the SAI for a further discussion of these securities.

     For temporary defensive purposes, the Fund may invest all of its assets in cash, cash equivalents and money market instruments, including bank certificates of deposit, bankers' acceptances and commercial paper issued by domestic corporations, short-term fixed income securities or U.S. Government Obligations. See the SAI for a description of these securities.

Growth Fund


     The investment objective of Growth Fund is long-term capital appreciation. Current income through the receipt of interest or dividends from investments will merely be incidental to the Fund's efforts in pursuing its goal. It is the policy of the Fund to invest, under normal market conditions, primarily in common stocks and it is anticipated that the Fund will usually be so invested. It also may invest to a limited degree in convertible securities and preferred stocks. At least 75% of the value of the Fund's total assets (excluding securities held for defensive purposes) shall be invested in securities of companies in industries in which the Adviser, or the Fund's investment subadviser, Wellington Management Company, LLP ("Subadviser" or "WMC"), believes opportunities for capital growth exist. The Fund does not intend to concentrate its investments in a particular industry, but it may invest up to 25% of the value of its assets in a particular industry. The Fund may invest up to 5% of its total assets in common stocks issued by foreign companies that are denominated in U.S. currency; provided, however, that the Fund may invest without limit in U.S. dollar denominated foreign securities listed on the New York Stock Exchange ("NYSE"). The Fund may also invest in ADRs and Global Depository Receipts ("GDRs"), purchase securities on a when-issued or delayed delivery basis and make loans of portfolio securities. The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. For temporary defensive purposes, the Fund may invest all of its assets in U.S. Government Obligations, investment grade bonds, prime commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements and participation interests. See the SAI for a description of these securities.


High Yield Fund

     High Yield Fund primarily seeks high current income and secondarily seeks growth of capital. The Fund actively seeks to achieve its secondary objective to the extent consistent with its primary objective. The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 65% of its total assets in high risk, high yield securities, commonly referred to as "junk bonds" ("High Yield Securities"). High Yield Securities include the following instruments: fixed, variable or floating rate debt obligations (including bonds, debentures and notes) which are rated below Baa by Moody's or below BBB by S&P, or, if unrated, are deemed to be of comparable quality by the Adviser; preferred stocks and dividend-paying common stocks that have yields comparable to those of high yielding debt securities; any of the foregoing securities of companies that are financially troubled, in default or undergoing bankruptcy or reorganization ("Deep Discount Securities"); and any securities convertible into any of the foregoing. See "High Yield Securities--Risk Factors" and "Deep Discount Securities."

     The Fund may invest up to 5% of its total assets in debt securities issued by foreign governments and companies located outside the United States and denominated in U.S. or foreign currency. The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets, make loans of portfolio securities, enter into repurchase agreements and invest in zero coupon and pay-in-kind securities. The Fund may also invest in securities on a "when issued" or delayed delivery basis. See "Description of Certain Securities, Other Investment Policies and Risk Factors," below, and the SAI for more information concerning these securities.

     The Fund may invest up to 35% of its total assets in securities other than High Yield Securities, including: dividend-paying common stocks; securities convertible into, or exchangeable for, common stock; debt obligations of all types (including bonds, debentures and notes) rated A or better by

Moody's or S&P; U.S. Government Obligations; warrants; and money market instruments consisting of prime commercial paper, certificates of deposit of domestic branches of U.S. banks, bankers' acceptances and repurchase agreements.

     In any period of market weakness or of uncertain market or economic conditions, the Fund may establish a temporary defensive position to preserve capital by having all or part of its assets invested in investment grade debt securities or retained in cash or cash equivalents, including bank certificates of deposit, bankers' acceptances, U.S. Government Obligations and commercial paper issued by domestic corporations. See "Description of Certain Securities, Other Investment Policies and Risk Factors," below.

     The medium- to lower-rated, and certain of the unrated securities in which the Fund invests tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not be as strong as that of other issuers. Debt obligations rated lower than Baa or BBB by Moody's or S&P, respectively, are speculative and generally involve more risk of loss of principal and income than higher-rated securities. Also, their yields and market value tend to fluctuate more than higher quality securities. The greater risks and fluctuations in yield and value occur because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. These risks cannot be eliminated, but may be reduced by diversifying holdings to minimize the portfolio impact of any single investment. In addition, fluctuations in market value does not affect the cash income from the securities, but are reflected in the Fund's net asset value. When interest rates rise, the net asset value of the Fund tends to decrease. When interest rates decline, the net asset value of the Fund tends to increase.

     Variable or floating rate debt obligations in which the Fund may invest periodically adjust their interest rates to reflect changing economic conditions. Thus, changing economic conditions specified by the terms of the security would serve to change the interest rate and the return offered to the investor. This reduces the effect of changing market conditions on the security's underlying market value.

     A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. Although the Fund invests primarily in High Yield Securities, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding basis for Federal income tax purposes or to seek capital appreciation.

     Because of the greater number of investment considerations involved in investing in High Yield Securities, the achievement of the Fund's investment objectives depends more on the Adviser's research abilities than would be the case if the Fund were investing primarily in securities in the higher rated categories. Because medium- to lower-rated securities generally involve greater risks of loss of income and principal than higher-rated securities, investors should consider carefully the relative risks associated with investments in securities that carry medium to lower ratings or, if unrated, deemed to be of comparable quality by the Adviser. See "High Yield Securities--Risk Factors" and Appendix A for a description of corporate bond ratings.

     The dollar weighted average of credit ratings of all bonds held by the Fund during the 1995 fiscal year, computed on a monthly basis, is set forth below. This information reflects the average composition of the Fund's assets during the 1995 fiscal year and is not necessarily representative of the Fund as of the end of its 1995 fiscal year, the current fiscal year or at any other time in the future.

                                                          Comparable Quality of
                                                          Unrated Securities to
                    Rated by Moody's                      Bonds Rated by Moody's
                    ----------------                      ----------------------
Ba                      12.16%                                       0.73%
B                       71.29                                        0.20
Caa                      1.92                                        0.22
Ca                       0.73                                           0
                         ----                                      ------
Total                   86.10%                                       1.15%


International Securities Fund

     International Securities Fund primarily seeks long-term capital growth and secondarily seeks to earn a reasonable level of current income. The Fund may invest in all types of securities issued by companies and government instrumentalities of any nation approved by the Trustees, subject only to industry concentration and issuer diversification restrictions described below and in the SAI. This investment flexibility permits the Fund to react to rapidly changing economic conditions among countries which cause the relative attractiveness of investments within national markets to be subject to frequent reappraisal. It is a fundamental policy of the Fund that no more than 35% of its total assets will be invested in securities issued by U.S. companies and U.S. Government Obligations or cash and cash equivalents denominated in U.S.
currency. In addition, the Fund presently does not intend to invest more than 35% of its total assets in any one particular country. Further, except for temporary defensive purposes, the Fund's assets will be invested in securities of at least three different countries outside the United States. See "Foreign Securities--Risk Factors". For defensive purposes, the Fund may temporarily invest in securities issued by U.S. companies and the U.S. Government and its agencies and instrumentalities, or cash equivalents denominated in U.S. currency, without limitation as to amount.

     The Fund may purchase securities traded on any foreign stock exchange. The Fund may also purchase ADRs and GDRs. See "American Depository Receipts and Global Depository Receipts," below. The Fund also may invest up to 25% of its total assets in unlisted securities of foreign issuers; provided, however, that no more than 15% of the value of its net assets may be invested in unlisted securities with a limited trading market and other illiquid investments. The investment standards for the selection of unlisted securities are the same as those used in the purchase of securities traded on a stock exchange.

     The Fund may invest in warrants, which may or may not be listed on a recognized United States or foreign exchange. The Fund also may enter into repurchase agreements, purchase securities on a when-issued or delayed delivery basis and make loans of portfolio securities. The Fund also may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. See the SAI for further information concerning these securities.

Investment Grade Fund

     Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in debt securities of U.S. issuers that are rated in the four highest rated categories by Moody's or S&P, or in unrated securities that are deemed to be of comparable quality by the Adviser ("investment grade securities"). The Fund may invest up to 35% of its total assets in U.S. Government Obligations, including mortgage-related securities, dividend-paying common and preferred stocks, obligations convertible into common stocks, repurchase agreements, debt securities rated below investment grade and money market instruments. The Fund may invest up to 5% of its net assets in corporate or government debt securities of foreign issuers which are U.S. dollar denominated and traded in U.S. markets. The Fund may also borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. The Fund may purchase securities on a when-issued basis, make loans of portfolio securities and invest in zero coupon or pay-in-kind securities. See "Description of Certain Securities, Other Investment Policies and Risk Factors," below, and the SAI for additional information concerning these securities.

     The published reports of rating services are considered by the Adviser in selecting rated securities for the Fund's portfolio. The Adviser also relies, among other things, on its own credit analysis, which includes a study of the existing debt's capital structure, the issuer's ability to service debt (or to pay dividends, if investing in common or preferred stock) and the current trend of earnings for the issuer. Although up to 100% of the Fund's total assets can be invested in debt securities rated at least Baa by Moody's or at least BBB by S&P, or unrated debt securities deemed to be of comparable quality by the Adviser, no more than 5% of the Fund's net assets may be invested in debt securities rated lower than Baa by Moody's or BBB by S&P (including securities that have been downgraded), or, if unrated, deemed to be of comparable quality by the Adviser, or in any equity securities of any issuer if a majority of the debt securities of such issuer are rated lower than Baa by Moody's or BBB by S&P. Securities rated BBB or Baa by S&P or Moody's, respectively, are considered to be speculative with respect to the issuer's ability to make principal and interest payments. The Adviser continually monitors the investments in the Fund's portfolio and carefully evaluates on a case-by-case basis whether to dispose of or retain a debt security which has been downgraded to a rating lower than investment grade. See "Debt Securities--Risk Factors" and Appendix A for a description of corporate bond ratings.

     For temporary defensive purposes, the Fund may invest all of its assets in money market instruments, short-term fixed income securities or U.S. Government Obligations. See "Description of Certain Securities, Other Investment Policies and Risk Factors," below, and the SAI.

Target Maturity 2007 Fund
Target Maturity 2010 Fund

         Target Maturity 2007 Fund seeks to provide a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with preservation of capital.

     Target Maturity 2010 Fund seeks to provide a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity consistent with the preservation of capital.

     Each Fund will seek its objective by investing, under normal market conditions, at least 65% of its total assets in zero coupon securities which are issued by the U.S. Government and its agencies and instrumentalities or created by third parties using securities issued by the U.S. Government and its agencies and instrumentalities. With respect to Target Maturity 2007 Fund, these investments will mature no later than December 31, 2007 and, with respect to Target Maturity 2010 Fund, these investments will mature no later than December 31, 2010. December 31, 2007 and December 31, 2010 are herein collectively referred to as the "Maturity Date." On the Maturity Date, each Fund will be converted to cash and distributed or reinvested in another Fund of Life Series Fund at the investor's choice.

     Each Fund seeks to provide investors with a positive total return at the Maturity Date which, together with the reinvestment of all dividends and distributions, exceeds their original investment in a Fund by a relatively predictable amount. While the risk of fluctuation in the values of zero coupon securities is greater when the period to maturity is longer, that risk tends to diminish as the Maturity Date approaches. Although an investor can redeem shares at the current net asset value at any time, any investor who redeems his or her shares prior to the Maturity Date is likely to achieve a different investment result than the return that was predicted on the date the investment was made, and may even suffer a significant loss.

     Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value. This discount varies depending on the time remaining until maturity, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. When held to maturity, the entire return of a zero coupon security, which consists of the accretion of the discount, comes from the difference between its issue price and its maturity value. This difference is known at the time of purchase, so investors holding zero coupon securities until maturity know the amount of their investment return at the time of their investment. The market values are subject to greater market fluctuations from changing interest rates prior to maturity than the values of debt obligations of comparable maturities that bear interest currently. See "Zero Coupon Securities-Risk Factors."

     A portion of the total realized return from conventional interest-paying bonds comes from the reinvestment of periodic interest. Since the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying bonds at the time of the original purchase, the total return of interest-paying bonds is uncertain even for investors holding the security to its maturity. This uncertainty is commonly referred to as reinvestment risk and can have a significant impact on total realized investment return. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity.

     Each Fund primarily  will purchase  three types of zero coupon  securities:
(1) U.S. Treasury STRIPS (Separately Traded Registered Interest and Principal Securities), which are created when the coupon payments and the principal payment are stripped from an outstanding Treasury security by the Federal Reserve Bank. Bonds issued by the Resolution Funding Corporation (REFCORP) can also be stripped in this fashion. (2) STRIPS which are created when a dealer deposits a Treasury security or a Federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payment that will be generated by this security. Bonds issued by the Financing Corporation (FICO) can be stripped in this fashion. (3) Zero coupon securities of federal agencies and instrumentalities either issued directly by an agency in the form of a zero coupon bond or created by stripping an outstanding bond.

     Each Fund may invest up to 35% of its total assets in the following instruments: interest-bearing obligations issued by the U.S. Government and its agencies and instrumentalities (see "U.S. Government Obligations"), including, for Target Maturity 2007 Fund, zero coupon securities maturing beyond 2007, and, for Target Maturity 2010 Fund, zero coupon securities maturing beyond 2010; corporate debt securities, including corporate zero coupon securities; repurchase agreements; and money market instruments consisting of prime commercial paper, certificates of deposit of domestic branches of U.S. banks and bankers' acceptances. Each Fund may only invest in debt securities rated A or better by Moody's or S&P or in unrated securities that are deemed to be of comparable quality by the Adviser. Debt obligations rated A or better by Moody's or S&P comprise what are known as high-grade bonds and are regarded as having a strong capacity to repay principal and make interest payments. See Appendix A for a description of corporate bond ratings. Each Fund may also invest in restricted and illiquid securities, make loans of portfolio securities and purchase securities on a when-issued basis. See the SAI for more information regarding these types of investments.

Utilities Income Fund

     The primary investment objective of Utilities Income Fund is to seek high current income. Long-term capital appreciation is a secondary objective. The Fund seeks its objectives by investing, under normal market conditions, at least 65% of its total assets in equity and debt securities issued by companies primarily engaged in the public utilities industry. Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common or preferred stocks. Debt securities in which the Fund may invest will be rated at the time of investment at least A by Moody's or S&P or, if unrated, will be deemed to be of comparable quality as determined by the Adviser. Debt securities rated A or higher by Moody's or S&P or, if unrated, deemed to be of comparable quality by the Adviser, are regarded as having a strong capacity to pay principal and interest. The Fund's policy is to attempt to sell, within a reasonable time period, a debt security in its portfolio which has been downgraded below A, provided that such disposition is in the best interests of the Fund and its shareholders. See Appendix A for a description of corporate bond ratings. The portion of the Fund's assets invested in equity securities and in debt securities will vary from time to time due to changes in interest rates and economic and other factors.

     The utility companies in which the Fund invests include companies primarily engaged in the ownership or operation of facilities used to provide electricity, gas, water or telecommunications (including telephone, telegraph and satellite, but not companies engaged in public broadcasting or cable television). For these purposes, "primarily engaged" means that (1) more than 50% of the company's assets are devoted to the ownership or operation of one or more facilities as described above, or (2) more than 50% of the company's operating revenues are derived from the business or combination of any of the businesses described above. It should be noted that based on this definition, the Fund may invest in companies which are also involved to a significant degree in non-public utilities activities.

     Utility stocks generally offer dividend yields that exceed those of industrial companies and their prices tend to be less volatile than stocks of industrial companies. However, utility stocks can still be affected by the risks of the stock of industrial companies. Because the Fund concentrates its investments in public utilities companies, the value of its shares will be especially affected by factors peculiar to the utilities industry, and may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. See "Utilities Industries--Risk Factors."

     The Fund may invest up to 35% of its total assets in the following instruments: debt securities (rated at least A by Moody's or S&P) and common and preferred stocks of non-utility companies; U.S. Government Obligations; mortgage-backed securities; cash; and money market instruments consisting of prime commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. The Fund may invest in securities on a "when-issued" or delayed delivery basis and make loans of portfolio securities. The Fund may invest up to 5% of its net assets in ADRs. The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its net assets. The Fund also may invest in zero coupon and pay-in-kind securities. In addition, in any period of market weakness or of uncertain market or economic conditions, the Fund may establish a temporary defensive position to preserve capital by having all of its assets invested in short-term fixed income securities or retained in cash or cash equivalents. See the SAI for a description of these securities.

     General. Each Fund's net asset value fluctuates based mainly upon changes in the value of its portfolio securities. Each Fund's investment objectives and certain investment limitations set forth in the SAI are fundamental policies that may not be changed without shareholder approval. There can be no assurance that any Fund will achieve its investment objectives.

Description of Certain Securities, Other Investment Policies and Risk Factors

     American Depository Receipts and Global Depository Receipts. Blue Chip Fund, International Securities Fund, Growth Fund, Utilities Income Fund and Discovery Fund may invest in sponsored and unsponsored ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers, and other forms of depository receipts for securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value to the ADRs. International Securities Fund and Growth Fund may also invest in sponsored and unsponsored GDRs. GDRs are issued globally and evidence a similar ownership arrangement. Generally, GDRs are designed for trading in non-U.S. securities markets. ADRs and GDRs are considered to be foreign securities by each of the above Funds, as appropriate. See "Foreign Securities--Risk Factors."

     Bankers' Acceptances. Each Fund may invest in bankers' acceptances. Bankers' acceptancesz are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     Certificates of Deposit. Each Fund may invest in bank certificates of deposit ("CDs"). The FDIC is an agency of the U.S. Government which insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current Federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $100,000 per insured bank or savings and loan association.

     Commercial Paper. Commercial paper is a promissory note issued by a corporation to finance short-term credit needs which may either be unsecured or backed by a letter of credit. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See Appendix A to the SAI for a description of commercial paper ratings.

     Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. See the SAI for more information on convertible securities.

     Debt Securities--Risk Factors. The market value of debt securities is influenced primarily by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors which could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit or an increase in the price of commodities such as oil. In addition, the market value of debt securities is influenced by perceptions of the credit risks associated with such securities. Sale of debt securities prior to maturity may result in a loss and the inability to replace the sold securities with debt securities with a similar yield. Debt obligations rated lower than Baa by Moody's or BBB by S&P, commonly referred to as "junk bonds," are speculative and generally involve a higher risk of loss of principal and income than higher-rated securities. See "High Yield Securities--Risk Factors" and Appendix A for a description of corporate bond ratings.

     Deep Discount Securities. High Yield Fund may invest up to 15% of its total assets in securities of companies that are financially troubled, in default or undergoing bankruptcy or reorganization. Such securities are usually available at a deep discount from the face value of the instrument. The Fund will invest in Deep Discount Securities when the Adviser believes that there exist factors that are likely to restore the company to a healthy financial condition. Such factors include a restructuring of debt, management changes, existence of adequate assets or other unusual circumstances. Debt instruments purchased at deep discounts may pay very high effective yields. In addition, if the financial condition of the issuer improves, the underlying value of the security may increase, resulting in a capital gain. If the company defaults on its obligations or remains in default, or if the plan of reorganization is insufficient for debtholders, the Deep Discount Securities may stop paying interest and lose value or become worthless. The Adviser will balance the benefits of Deep Discount Securities with their risks. While a diversified portfolio may reduce the overall impact of a Deep Discount Security that is in default or loses its value, the risk cannot be eliminated. See "High Yield Securities--Risk Factors."

     Eurodollar Certificates of Deposit. Cash Management Fund may invest in Eurodollar CDs, which are issued by London branches of domestic or foreign banks. Such securities involve risks that differ from certificates of deposit issued by domestic branches of U.S. banks. These risks include future political and economic developments, the possible imposition of United Kingdom withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on such securities.


     Foreign Securities--Risk Factors. International Securities Fund, High Yield Fund and Discovery Fund may sell a security denominated in a foreign currency and retain the proceeds in that foreign currency to use at a future date (to purchase other securities denominated in that currency) or a Fund may buy foreign currency outright to purchase securities denominated in that foreign currency at a future date. Because none of these Funds intend to hedge their foreign investments, the Fund will be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Growth Fund may invest in securities issued by foreign companies that are denominated in U.S. currency. Risks involved in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries.


     International Securities Fund's and Discovery Fund's investments in emerging markets include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these emerging market investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

     High Yield Securities--Risk Factors. High Yield Securities are subject to certain risks that may not be present with investments in higher grade securities.

     Effect of Interest Rate and Economic Changes. High Yield Securities rated lower than Baa by Moody's or BBB by S&P, commonly referred to as "junk bonds," are speculative and generally involve a higher risk or loss of principal and income than higher-rated securities. The prices of High Yield Securities tend to be less sensitive to interest rate changes than higher-rated investments, but may be more sensitive to adverse economic changes or individual corporate developments. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities and thus in a Fund's net asset value. A strong economic downturn or a substantial period of rising interest rates could severely affect the market for High Yield Securities. In these circumstances, highly leveraged companies might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities and thus a Fund's net asset value. Further, if the issuer of a security owned by a Fund defaults, that Fund might incur additional expenses to seek recovery.

     Generally, when interest rates rise, the value of fixed rate debt obligations, including High Yield Securities, tends to decrease; when interest rates fall, the value of fixed rate debt obligations tends to increase. If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for that Fund. While it is impossible to protect entirely against this risk, diversification of a Fund's portfolio and the Adviser's careful analysis of prospective portfolio securities should minimize the impact of a decrease in value of a particular security or group of securities in a Fund's portfolio.

     The High Yield Securities Market. The market for below investment grade bonds expanded rapidly in recent years and its growth paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income streams that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines in the below investment grade market will not reoccur. The market for below investment grade bonds generally is thinner and less active than that for higher quality bonds, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

     Credit Ratings. The credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities. Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security's market value. Although the Adviser considers ratings of recognized rating services such as Moody's and S&P, the Adviser primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. High Yield Fund may invest in securities rated as low as D by S&P or C by Moody's or, if unrated, deemed to be of comparable quality by the Adviser. Debt obligations with these ratings either have defaulted or are in great danger of defaulting and are considered to be highly speculative. See "Deep Discount Securities." The Adviser continually monitors the investments in a Fund's portfolio and carefully evaluates whether to dispose of or retain High Yield Securities whose credit ratings have changed. See Appendix A for a description of corporate bond ratings.

     Liquidity and Valuation. Lower-rated bonds are typically traded among a smaller number of broker-dealers than in a broad secondary market. Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many High Yield Securities may not be as liquid as higher-grade bonds. A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more volatile valuations of a Fund's holdings and more difficulty in executing trades at favorable prices during unsettled market conditions.

     The ability of a Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the responsibility of Life Series Fund's Board of Trustees to value High Yield Securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may adversely affect the public's perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

     Legislation. Provisions of the Revenue Reconciliation Act of 1989 limit a corporate issuer's deduction for a portion of the original issue discount on "high yield discount" obligations (including certain pay-in-kind securities). This limitation could have a materially adverse impact on the market for certain High Yield Securities. From time to time, legislators and regulators have proposed other legislation that would limit the use of high yield debt securities in leveraged buyouts, mergers and acquisitions. It is not certain whether such proposals, which also could adversely affect High Yield Securities, will be enacted into law.

     Market Risk. Blue Chip Fund, Discovery Fund, Growth Fund and Utilities Income Fund are subject to market risk because they invest primarily in common stocks. Market risk is the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

     Mortgage-Backed Securities

     Mortgage loans made by banks, savings and loan institutions and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are referred to herein as "mortgage-backed securities." The market value of these securities will fluctuate as interest rates and market conditions change. In addition, prepayment of principal by the mortgagees, which often occurs with mortgage-backed securities when interest rates decline, can significantly change the realized yield of these securities.

     GNMA certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Payments of principal and interest on FNMA certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. FHLMC certificates represent mortgages for which FHLMC has guaranteed the timely payment of principal and interest but, like a FNMA certificate, they are not guaranteed by the full faith and credit of the U.S. Government.

     Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA certificates or other government mortgage-backed securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in trusts that are comprised of Mortgage Assets. Unless the context indicates otherwise, references herein to CMOs include multiclass pass-through securities. Payments of principal of, and interest on, the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or to make scheduled distributions on the multiclass pass-through securities. CMOs in which Government Fund may invest are issued or guaranteed by U.S. Government agencies or instrumentalities, such as FNMA and FHLMC. See the SAI for more information on CMOs.

     Stripped Mortgage-Backed Securities. Government Fund, Target Maturity 2007 Fund and Target Maturity 2010 Fund may invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest while the other class will receive all of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

     Risks  of  Mortgage-Backed   Securities.   Investments  in  mortgage-backed
securities entail both market and prepayment risk. Fixed-rate mortgage-backed securities are priced to reflect, among other things, current and perceived interest rate conditions. As conditions change, market values will fluctuate. In addition, the mortgages underlying mortgage-backed securities generally may be prepaid in whole or in part at the option of the individual buyer. Prepayments of the underlying mortgages can affect the yield to maturity on mortgage-backed securities and, if interest rates decline, the prepayment may only be invested at the then prevailing lower interest rate. Changes in market conditions, particularly during periods of rapid or unanticipated changes in market interest rates, may result in volatility and reduced liquidity of the market value of certain mortgage-backed securities. CMOs and SMBS involve similar risks, although they may be more volatile and even less liquid.

     Preferred Stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

     Repurchase Agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Each Fund's risk is limited primarily to the ability of the seller to repurchase the securities at the agreed-upon price upon the delivery date. See the SAI for more information regarding repurchase agreements.

     Restricted and Illiquid Securities. Each Fund, other than Cash Management Fund, may invest up to 15% of its net assets in illiquid securities. Cash Management Fund may invest up to 10% of its net assets in illiquid securities. These securities include (1) securities that are illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale and (2) repurchase agreements maturing in more than seven days. However, illiquid securities for purposes of this limitation do not include securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, which Life Series Fund's Board of Trustees or the Adviser or the Subadviser, as applicable, has determined are liquid under Board-approved guidelines. See the SAI for more information regarding restricted and illiquid securities.

     Under current guidelines of the staff of the SEC, interest-only and principal-only classes of fixed-rate mortgage-backed securities in which Government Fund may invest are considered illiquid. However, such securities issued by the U.S. Government or one of its agencies or instrumentalities will not be considered illiquid if the Adviser has determined that they are liquid pursuant to guidelines established by Life Series Fund's Board of Trustees. Government Fund, Target Maturity 2007 Fund and Target Maturity 2010 Fund may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price lower than could be obtained if they were more liquid. Also the sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on these Fund's net asset value.

     Time Deposits. Cash Management Fund may invest in time deposits. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. For the most part, time deposits which may be held by the Fund would not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

     U.S. Government Obligations. Securities issued or guaranteed as to principal and interest by the U.S. Government include (1) U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance as follows: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the United States, such as securities issued by the Federal Housing Administration, GNMA, the Department of Housing and

Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Farmers Home Administration and the Small Business Administration. The range of maturities of U.S. Government Obligations is usually three months to thirty years.

     Utilities Industry-Risk Factors. Stocks of utilities companies generally offer dividend yields that exceed those of industrial companies and their prices tend to be less volatile than stocks of industrial companies. However, utility stocks can still be affected by the risks of the stock market in general, as well as factors specific to public utilities companies.

     Many utility companies, especially electric and gas and other energy-related utility companies, have historically been subject to the risk of increases in fuel and other operating costs, changes in interest rates on borrowing for capital improvement programs, changes in applicable laws and regulations, and costs and operating constraints associated with compliance with environmental regulations. In particular, regulatory changes with respect to nuclear and conventionally-fueled power generating facilities could increase costs or impair the ability of utility companies to operate such facilities or obtain adequate return on invested capital.

     Certain utilities, especially gas and telephone utilities, have in recent years been affected by increased competition, which could adversely affect the profitability of such utility companies. In addition, expansion by companies engaged in telephone communication services of their non-regulated activities into other businesses (such as cellular telephone services, data processing, equipment retailing, computer services and financial services) has provided the opportunity for increases in earnings and dividends at faster rates than have been allowed in traditional regulated businesses. However, technological innovations and other structural changes also could adversely affect the profitability of such companies in competition with utilities companies.

     Because securities issued by utility companies are particularly sensitive to movements in interest rates, the equity securities of such companies are more affected by movements in interest rates than are the equity securities of other companies.

     Each of these risks could adversely affect the ability and inclination of public utilities companies to declare or pay dividends and the ability of holders of common stock, such as the Utilities Income Fund, to realize any value from the assets of the company upon liquidation or bankruptcy.

     Variable Rate and Floating Rate Notes. Cash Management Fund may invest in derivative variable rate and floating rate notes. Issuers of such notes include corporations, banks, broker-dealers and finance companies. Variable rate notes include master demand notes which are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. See the SAI for more information on these securities.

     Zero Coupon and Pay-In-Kind Securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities are those that pay interest through the issuance of additional securities. The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities and the "interest" on pay-in-kind securities must be included in a Fund's income. Thus, to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax on undistributed income, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. See "Taxes" in the SAI. These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

     Zero Coupon Securities-Risk Factors. Zero coupon securities are debt securities and thus are subject to the same risk factors as all debt securities. See "Debt Securities-Risk Factors." The market prices of zero coupon securities, however, generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. As a result, the net asset value of shares of the Target Maturity 2007 Fund and Target Maturity 2010 Fund may fluctuate over a greater range than shares of the other Funds or mutual funds that invest in debt obligations having similar maturities but that make current distributions of interest.

     Zero coupon securities can be sold prior to their due date in the secondary market at their then prevailing market value, which depends primarily on the time remaining to maturity, prevailing levels of interest rates and the perceived credit quality of the issuer. The prevailing market value may be more or less than the securities' value at the time of purchase. While the objective of both the Target Maturity 2007 Fund and Target Maturity 2010 Fund is to seek a predictable compounded investment return for investors who hold their Fund shares until that Fund's maturity, a Fund cannot assure that it will be able to achieve a certain level of return due to the possible necessity of having to sell certain zero coupon securities to pay expenses, dividends or to meet redemptions at times and at prices that might be disadvantageous or, alternatively, the need to invest assets received from new purchases at prevailing interest rates, which would expose a Fund to reinvestment risk. In addition, no assurance can be given as to the liquidity of the market for certain of these securities. Determination as to the liquidity of such securities will be made in accordance with guidelines established by Life Series Fund's Board of Trustees. In accordance with such guidelines, the Adviser will monitor each Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information.

     Portfolio Turnover. The sustained and substantial decrease in interest rates during 1995 caused the Government Fund's portfolio to be restructered several times. In particular, declining rates increased prepayments on mortgage-backed securities, causing their durations to decrease. In order to offset the decrease in duration, the Government Fund had to actively manage its mortgage-backed holdings. This resulted in a portfolio turnover rate for the fiscal year ended December 31, 1995 of 198% and 457% for the prior fiscal year. A high rate of portfolio turnover generally leads to increased transaction costs and may result in a greater number of taxable transactions. See "Allocation of Portfolio Brokerage" in the SAI. The Target Maturity 2010 Fund currently does not expect its annual rate of portfolio turnover to exceed 100%. See the SAI for the other Funds' portfolio turnover rate and for more information on portfolio turnover.

                                HOW TO BUY SHARES

     Investments in a Fund are only available through purchases of the Policies or the Contracts offered by First Investors Life. Policy premiums, net of certain expenses, are paid into a unit investment trust, Separate Account B. Purchase payments for the Contracts, net of certain expenses, are also paid into a unit investment trust, Separate Account C. The Separate Accounts pool these proceeds to purchase shares of a Fund designated by purchasers of the Policies or Contracts. Orders for the purchase of Fund shares received prior to the close of regular trading on the NYSE, generally 4:00 P.M. (New York City time), on any business day the NYSE is open for trading, will be processed and shares will be purchased at the net asset value determined at the close of regular trading on the NYSE on that day. Orders received after the close of regular trading on the NYSE will be processed at the net asset value determined at the close of regular trading on the NYSE on the next trading day. See "Determination of Net Asset Value."


                              HOW TO REDEEM SHARES

     Shares of a Fund may be redeemed at the direction of Policyowners or Contractowners, in accordance with the terms of the Policies or Contracts. Redemptions will be made at the next determined net asset value of the respective Fund upon receipt of a proper request for redemption or repurchase. Payment will be made by check as soon as possible but within seven days after presentation. However, Life Series Fund's Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the Securities and Exchange Commission ("SEC") or the NYSE is closed for other than weekends and holidays,
(b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale or valuation of portfolio securities held by a Fund is not reasonably practicable.


                                   MANAGEMENT

     Board of Trustees. Life Series Fund's Board of Trustees, as part of its overall management responsibility, oversees various organizations responsible for each Fund's day-to-day management.

     Adviser. First Investors Management Company, Inc. supervises and manages each Fund's investments, supervises all aspects of each Fund's operations and, except for International Securities Fund and Growth Fund, determines each Fund's portfolio transactions. The Adviser is a New York corporation located at 95 Wall Street, New York, NY 10005. First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of First Investors Corporation and the Transfer Agent. Mr. Glenn O. Head controls FICC and, therefore, controls the Adviser.

     As compensation for its services, the Adviser receives an annual fee from each Fund, which is payable monthly. For the fiscal year ended December 31, 1995, the advisory fees were 0.75% of average daily net assets for each of Blue Chip Fund, Discovery Fund, Growth Fund, High Yield Fund and International Securities Fund, 0.35% of average daily net assets, net of waiver, for each of Cash Management Fund, Government Fund, Investment Grade Fund and Utilities Income Fund. The Adviser waived Target Maturity 2007 Fund's advisory fee in its entirety. As compensation for its services, the Adviser will receive a fee from Target Maturity 2010 Fund at the rate of 0.75% of the average daily net assets of that Fund. The SEC staff takes the position that fees of 0.75% or greater are higher than those paid by most investment companies.


     Subadviser. Wellington Management Company, LLP has been retained by the Adviser and Life Series Fund, on behalf of International Securities Fund and Growth Fund, as each of those Fund's investment subadviser. The Adviser has delegated discretionary trading authority to WMC with respect to all the assets of International Securities Fund and Growth Fund, subject to the continuing oversight and supervision of the Adviser and the Board of Trustees. As compensation for its services, WMC is paid by the Adviser, and not by either Fund, a fee which is computed daily and paid monthly.

     WMC, located at 75 State Street, Boston, MA 02109, is a Massachusetts limited liability partnership of which Robert W. Doran, Duncan M. McFarland and John R. Ryan are Managing Partners. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of June 30, 1996, WMC held investment management authority with respect to approximately $118.8 billion of assets. Of that amount, WMC acted as investment adviser or subadviser to approximately 111 registered investment companies or series of such companies, with net assets of approximately $82.2 billion as of June 30, 1996. WMC is not affiliated with the Adviser or any of its affiliates.


     For the fiscal year ended December 31, 1995, the Subadviser's fees amounted to 0.34% of Growth Fund's average daily net assets and 0.40% of International Securities Fund's average daily net assets, all of which was paid by the Adviser and not by the Funds.

     Portfolio Managers. Patricia D. Poitra, Director of Equities, has been primarily responsible for the day-to-day management of the Blue Chip Fund since October 1994 and Discovery Fund since 1988. Ms. Poitra is assisted by a team of portfolio analysts. Ms. Poitra has been responsible for the management of the Special Situations Fund, the Blue Chip Fund and the equity portion of Total Return Fund, all series of First Investors Series Fund. Ms. Poitra also is responsible for the management of the Blue Chip Fund of Executive Investors Trust and the U.S.A. Mid-Cap Opportunity Fund of First Investors Series Fund II, Inc. Ms. Poitra joined FIMCO in 1985 as a Senior Equity Analyst.

     George V. Ganter has been Portfolio Manager for High Yield Fund since 1989. Mr. Ganter joined FIMCO in 1985 as a Senior Analyst. In 1986, he became Portfolio Manager for First Investors Special Bond Fund, Inc. In 1989, he became Portfolio Manager for First Investors High Yield Fund, Inc. and Executive Investors High Yield Fund.

     Margaret R. Haggerty is Portfolio Manager for Utilities Income Fund. Ms. Haggerty joined FIMCO in 1990 as an analyst for several First Investors equity funds. In addition, she monitored the management of several First Investors funds for which WMC was the subadviser. In early 1993, she became Portfolio Manager for First Investors Utilities Income Fund of First Investors Series Fund II, Inc.

     Nancy Jones has been Portfolio Manager for Investment Grade Fund since its inception in 1992. Ms. Jones joined FIMCO in 1983 as Director of Research in the High Yield Department. In 1989, she became Portfolio Manager for First Investors Fund For Income, Inc. Ms. Jones has been Portfolio Manager for Investment Grade Fund of First Investors Series Fund since its inception in 1991 and has managed the fixed income corporate securities portion of Total Return Fund of First Investors Series Fund since 1992.

     Since  August  1995,  WMC's  Growth  Investment  Team,  a group  of  equity
portfolio   managers   and  senior   investment   professionals,   has   assumed
responsibility for managing the Growth Fund.


     Since October 1995, Clark D. Wagner has been primarily responsible for the day-to-day management of the Government Fund and the Target Maturity 2007 Fund. Mr. Wagner has also been primarily responsible for the day-to-day management of Target Maturity 2010 Fund since its inception in 1996. Since he joined FIMCO in 1991, Mr. Wagner has been Portfolio Manager for all of First Investors municipal bond funds. Mr. Wagner also is responsible for the day-to-day management of First Investors Government Fund, Inc. In 1992, he became Chief Investment Officer of FIMCO.


     Since April 1, 1994, International Securities Fund is managed by WMC's Global Equity Strategy Group, a group of global portfolio managers and senior investment professionals headed by Trond Skramstad. Prior to joining WMC as a portfolio manager in 1993, Mr. Skramstad was a global portfolio manager at Scudder, Stevens & Clark since 1990.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of shares of each Fund is determined as of the close of regular trading on the NYSE (generally 4:00 P.M., New York City time) on each day the NYSE is open for trading, and at such other times as Life Series Fund's Board of Trustees deems necessary by dividing the value of the securities held by a Fund, plus any cash and other assets, less all liabilities, by the number of shares outstanding. If there is no available market value, securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. The NYSE currently observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The investments in Cash Management Fund, when purchased at a discount, are valued at amortized cost and when purchased at face value, are valued at cost plus accrued interest.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     For the purposes of determining dividends, the net investment income of each Fund, other than Cash Management Fund, consists of interest and dividends, earned discount and other income earned on portfolio securities less expenses. Net investment income of Cash Management Fund consists of (i) accrued interest, plus or minus (ii) all realized and unrealized gains and losses on the Fund's securities, less (iii) accrued expenses. Dividends from net investment income are generally declared and paid annually by each Fund, other than Cash Management Fund. Dividends from net investment income are generally declared daily and paid monthly by Cash Management Fund. Distributions of a Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, after deducting any available capital loss carryovers, are declared and paid annually by each Fund, other than Cash
Management Fund, which does not anticipate realizing any such gain. International Securities Fund and High Yield Fund also distribute any net realized gains from foreign currency transactions with their annual distribution. All dividends and other distributions are paid in shares of the distributing Fund at net asset value (without sales charge), generally determined as of the close of business on the business day immediately following the record date of such distribution.

                                      TAXES

     Each Fund has qualified, or intends to qualify, for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and, for International Securities Fund and High Yield Fund, net gains from certain foreign currency transactions) and net capital gain that is distributed to its shareholders.

     Shares of the Funds are offered only to the Separate Accounts, which are insurance company separate accounts that fund variable annuity and variable life insurance contracts. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account that is properly allocable to the value of eligible variable annuity (or variable life insurance) contracts. Please refer to "Federal Income Tax Status" in the Prospectuses of Separate Accounts B and C for information as to the tax status of those accounts and the holders of the Contracts or Policies.

     Each Fund intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Fund by the Investment Company Act of 1940, as amended, and Subchapter M of the Code, place certain limitations on the assets of Separate Accounts B and C -- and of a Fund, because section 817(h) and those regulations treat the assets of a Fund as assets of Separate Accounts B and C -- that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions are considered the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Fund to satisfy the section 817(h) requirements would result in taxation of First Investors Life and treatment of the Contract holders and Policyowners other than as described in the Prospectuses of Separate Accounts B and C.

     The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; see the SAI for a more detailed discussion. Shareholders are urged to consult their tax advisers.

                               GENERAL INFORMATION

     Organization. Life Series Fund is a Massachusetts business trust organized on June 12, 1985. The Board of Trustees of Life Series Fund has authority to issue an unlimited number of shares of beneficial interest of separate series, no par value, of Life Series Fund. The shares of beneficial interest of Life Series Fund are presently divided into eleven separate and distinct series. Life Series Fund does not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of Life Series Fund's outstanding shares, the Board of Trustees will call a special meeting of shareholders for any purpose, including the removal of Trustees.

     Custodian. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund, except the International Securities Fund. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is custodian of the securities and cash of the International Securities Fund and employs foreign sub-custodians to provide custody of the Fund's foreign assets.

     Transfer Agent. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of FIMCO and FIC, acts as transfer agent for each Fund and as redemption agent for regular redemptions.

     Performance. Performance information is contained in Life Series Fund's Annual Report which may be obtained without charge by contacting First Investors Life at 212-858-8200.

     Shareholder Inquiries. Shareholder inquiries can be made by calling First Investors Life at 212-858-8200.

     Annual and Semi-Annual Reports to Shareholders. It is Life Series Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested in writing or by telephone by any shareholder. Life Series Fund will ensure that an additional copy of such reports are sent to any shareholder who subsequently changes his or her mailing address.


                                   APPENDIX A
                      DESCRIPTION OF CORPORATE BOND RATINGS

STANDARD & POOR'S RATINGS GROUP

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     1.   Likelihood of  default-capacity  and  willingness of the obligor as to
          the  timely   payment  of  interest  and  repayment  of  principal  in
          accordance with the terms of the obligation;

     2.   Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C Debt rated "BB," "B," "CCC," "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI The rating "CI" is reserved for income bonds on which no interest is being paid.

     D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


MOODY'S INVESTORS SERVICE, INC.

     Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

     A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


Financial Highlights.........................................................  4
Investment Objectives and Policies........................................... 11
How to Buy Shares............................................................ 30
How to Redeem Shares......................................................... 30
Management................................................................... 30
Determination of Net Asset Value............................................. 32
Dividends and Other Distributions............................................ 32
Taxes........................................................................ 33
General Information.......................................................... 34
Appendix A................................................................... 34



Investment Adviser                               Custodians
First Investors Management                       The Bank of New York
  Company, Inc.                                  48 Wall Street
95 Wall Street                                   New York, NY  10286
New York, NY  10005
                                                 Brown Brothers
Subadviser                                          Harriman & Co.
Wellington Management                            40 Water Street
  Company, LLP                                   Boston, MA  02109
75 State Street
Boston, MA  02109                                Auditors
                                                 Tait, Weller & Baker
Transfer Agent                                   Two Penn Center Plaza
Administrative Data                              Philadelphia, PA  19102-1707
  Management Corp.
581 Main Street                                  Legal Counsel
Woodbridge, NJ  07095-1198                       Kirkpatrick & Lockhart LLP
                                                 1800 Massachusetts Avenue, N.W.
                                                 Washington, D.C.  20036



This Prospectus is intended to constitute an offer by Life Series Fund only of the securities of which it is the issuer and is not intended to constitute an offer by any Fund of the securities of any other Fund whose securities are also offered by this Prospectus. No Fund intends to make any representation as to the accuracy or completeness of the disclosure in this Prospectus relating to any other Fund. No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representation must not be relied upon as having been authorized by Life Series Fund, First Investors Corporation, or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the shares offered hereby in any state to any person to whom it is unlawful to make such offer in such state.

First Investors
Life Series Fund
---------------

Blue Chip Fund
Cash Management Fund
Discovery Fund
Government Fund
Growth Yield
International Securities Fund
Investment Grade Fund
Target Maturity 2007 Fund
Target Maturity 2010 Fund
Utilities Income Fund

Prospectus

----------

October 28, 1996

First Investors Logo

Logo is described as follows: the arabic numeral one separated into seven vertical segments followed by the words "First Investors."

Verticle line from top to bottom in center of page about 1/2 inch in thickness

The following language appears to the left of the above language in the printed piece:

The words "BLUK RATE U.S. POSTAGE PAID PERMIT NO. 7379" in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" appears on the righthand side.

The following language appears on the lefthand side.

FIRST INVESTORS LIFE SERIES FUND
95 WALL STREET
NEW YORK, NY  10005

First Investors Logo (as described above)

A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK

                        FIRST INVESTORS LIFE SERIES FUND

95 Wall Street                                                    (212) 858-8200
New York, New York  10005


                       Statement of Additional Information
                             dated October 28, 1996



     This is a Statement of Additional Information for First Investors Life Series Fund ("Life Series Fund") an open-end, diversified management investment company consisting of eleven separate investment portfolios (each, a "Fund," and collectively, the "Funds"). The objectives of each of the Funds is set forth in the Prospectus. There can be no assurance that any Fund will achieve its investment objective. Investments in the Funds are made through purchases of the Level Premium Variable Life Insurance Policies ("Policies") or the Individual Variable Annuity Contracts ("Contracts") offered by First Investors Life Insurance Company ("First Investors Life"). Policy premiums net of certain expenses are paid into a unit investment trust, First Investors Life Insurance Company Separate Account B ("Separate Account B"). Purchase payments for the Contracts net of certain expenses also are paid into a unit investment trust, First Investors Life Variable Annuity Fund C ("Separate Account C"). Separate Account B and Separate Account C pool these proceeds to purchase shares of the Fund designated by purchasers of the Policies or Contracts. Target Maturity 2007 Fund and Target Maturity 2010 Fund are only offered to Contractowners of Separate Account C.


     This Statement of Additional Information is not a prospectus. It should be read in connection with Life Series Fund's Prospectus dated October 28, 1996, which may be obtained free of cost from the Funds at the address or telephone number noted above.



                               TABLE OF CONTENTS

                                                                            Page

Investment Policies........................................................    2
Hedging and Option Income Strategies.......................................    6
Investment Restrictions....................................................   15
Trustees and Officers......................................................   16
Management.................................................................   18
Determination of Net Asset Value...........................................   20
Allocation of Portfolio Brokerage..........................................   21
Taxes......................................................................   22
General Information........................................................   24
Appendix A.................................................................   25
Appendix B.................................................................   25
Financial Statements.......................................................   27

                               INVESTMENT POLICIES


      Certificates of Accrual on U.S. Treasury Securities. Government Fund may purchase certificates, not issued by the U.S. Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Treasury. The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder. These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.


       Commercial Paper. Commercial paper is a promissory note issued by a corporation to finance short-term credit needs which may either be unsecured or backed by a letter of credit. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See Appendix B for a description of commercial paper ratings.


     Convertible Securities. Each Fund, other than Cash Management Fund, Target Maturity 2007 Fund and Target Maturity 2010 Fund, may invest in convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds investment adviser, First Investors
Management Company, Inc. ("Adviser" or "FIMCO"), or, for Growth Fund and International Securities Fund, their subadviser, Wellington Management Company, LLP ("Subadviser" or "WMC") will decide to invest based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, the evaluation of the relative attractiveness of the current price of the underlying common stock and the judgment of the value of the convertible security relative to the common stock at current prices.


     Loans of Portfolio Securities. Each Fund may loan securities to qualified broker-dealers or other institutional investors provided: the borrower pledges to a Fund and agrees to maintain at all times with that Fund collateral equal to not less than 100% of the value of the securities loaned (plus accrued interest or dividend, if any); the loan is terminable at will by a Fund; a Fund pays only reasonable custodian fees in connection with the loan; and the Adviser or the Subadviser monitors the creditworthiness of the borrower throughout the life of the loan. Such loans may be terminated by a Fund at any time and a Fund may vote the proxies if a material event affecting the investment is to occur. The market risk applicable to any security loaned remains a risk of a Fund. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. A Fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral. Each Fund may make loans, together with illiquid securities, not in excess of 10% of its total assets.

     Mortgage-Backed Securities. Government Fund may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgage loans. Each of the certificates described below is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagees of the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities.

     Interest rate fluctuations may significantly alter the average maturity of mortgage-backed securities, due to the level of refinancing by homeowners. When interest rates rise, prepayments often drop, which should increase the average maturity of the mortgage-backed security. Conversely, when interest rates fall, prepayments often rise, which should decrease the average maturity of the mortgage-backed security.

     GNMA Certificates. Government National Mortgage Association ("GNMA") certificates ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owed on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Department of Veteran Affairs ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA also is empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. The Fund normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-backed securities of the types described above. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

     Yield Characteristics of GNMA Certificates. The coupon rate of interest on GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield which will be earned on GNMA Certificates. First, Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced.

     FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool.

     FNMA Securities. The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal.

     Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA Certificates, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

     Participation Interests. Participation interests which may be held by Government Fund are pro rata interests in securities held either by banks which are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities, which are represented by an agreement in writing between the Fund and the entity in whose name the security is issued, rather than possession by the Fund. The Fund will purchase participation interests only in securities otherwise permitted to be purchased by the Fund, and only when they are evidenced by deposit, safekeeping receipts, or book-entry transfer, indicating the creation of a security interest in favor of the Fund in the underlying security. However, the issuer of the participation interests to the Fund will agree in writing, among other things: to promptly remit all payments of principal, interest and premium, if any, to the Fund once received by the issuer; to repurchase the participation interest upon seven days' notice; and to otherwise service the investment physically held by the issuer, a portion of which has been sold to the Fund.

     Repurchase Agreements. A repurchase agreement essentially is a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price. The borrower simultaneously agrees to repurchase that same security at a higher price on a future date (which typically is the next business day). The difference between the purchase price and the repurchase price effectively constitutes the payment of interest. In a standard repurchase agreement, the securities which serve as collateral are transferred to a Fund's custodian bank. In a "tri-party" repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller. In a "quad-party" repurchase agreement, the Fund's custodian bank also is made a party to the agreement. Each Fund may enter into repurchase agreements with banks which are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. Government Fund may enter into repurchase agreements only where the debt instrument subject to the agreement is a U.S. Government Obligation (as defined in the Prospectus). The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements with more than one year in time to maturity. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. Each Fund will always receive, as collateral, securities whose market value, including accrued interest, which will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

     Restricted and Illiquid Securities. No Fund, other than Cash Management Fund, will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Cash Management Fund may invest up to 10% of its net assets in illiquid securities. This policy includes foreign issuers' unlisted securities with a limited trading market and repurchase agreements maturing in more than seven days. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which Life Series Fund's Board of Trustees or the Adviser or Subadviser has determined under Board-approved guidelines are liquid.

     Restricted securities which are illiquid may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Such securities include those that are subject to restrictions contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be subject to each Fund's limitation on illiquid securities. Where registration is required a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

     In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices.

     Stripped U.S. Treasury Securities. Government Fund, Target Maturity 2007 Fund and Target Maturity 2010 Fund may invest in separated or divided U.S. Treasury securities. These instruments represent a single interest, or principal, payment on a U.S. Treasury bond which has been separated from all the other interest payments as well as the bond itself. When a Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future. The interest rate on such an instrument is determined by the price a Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles a Fund to receive when the instrument matures. The amount of the discount a Fund will receive will depend upon the length of time to maturity of the separated U.S. Treasury security and prevailing market interest rates when the separated U.S. Treasury security is purchased. Separated U.S. Treasury securities can be considered a zero coupon investment because no payment is made to a Fund until maturity. The market values of these securities are much more susceptible to change in market interest rates than income-producing securities. These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security.

     Warrants. International Securities Fund may purchase warrants, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock. The Fund may invest up to 15% of its total assets in warrants.

     When-Issued Securities. Growth Fund, High Yield Fund, International Securities Fund, Investment Grade Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund and Utilities Income Fund may each invest up to 5% of their net assets in securities issued on a when- issued or delayed delivery basis. A Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment. When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of a Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until equal to the value of the Fund's commitment. When the securities to be purchased are issued, a Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase. Sale of securities in the segregated account or other securities owned by a Fund and when-issued securities may cause the realization of a capital gain or loss.

     Portfolio Turnover. Although each Fund generally will not invest for short-term trading purposes, portfolio securities may be sold from time to time without regard to the length of time they have been held when, in the opinion of the Adviser or the Subadviser investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover generally leads to transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions." The rate of portfolio turnover for the fiscal year ended December 31, 1994 for the Blue Chip Fund, Discovery Fund, Growth Fund, High Yield Fund, International Securities Fund, Investment Grade Fund and Utilities Income Fund was 82%, 53%, 40%, 50%, 36%, 15% and 31%, respectively. The rate of portfolio turnover for the fiscal year ended December 31, 1995 for the Blue Chip Fund, Discovery Fund, Growth Fund, High Yield Fund, International Securities Fund, Investment Grade Fund, Target Maturity 2007 Fund and Utilities Income Fund was 26%, 78%, 64%, 57%, 45%, 26%, 28% and 17%, respectively. See the Prospectus for the portfolio turnover rate for the Government Fund and the expected portfolio turnover rate for Target Maturity 2010 Fund.

                      HEDGING AND OPTION INCOME STRATEGIES

     The Subadviser may engage in certain options and futures strategies to hedge International Securities Fund's portfolio and in other circumstances permitted by the Commodities Futures Trading Commission ("CFTC") and may engage in certain options strategies to enhance income. The instruments described below are sometimes referred to collectively as "Hedging Instruments." Certain special characteristics of and risks associated with using Hedging Instruments are discussed below. In addition to the non-fundamental investment guidelines (described below) adopted by Life Series Fund's Board of Trustees to govern the Fund's investments in Hedging Instruments, use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures contracts are traded, the CFTC and various state regulatory authorities. In addition, the Fund's ability to use Hedging Instruments will be limited by tax considerations. See "Taxes."

     International Securities Fund may buy and sell put and call options on stock indices, domestic or foreign securities and foreign currencies that are traded on national securities exchanges or in the over-the-counter ("OTC") market to enhance income or to hedge the Fund's portfolio. International Securities Fund also may write put and covered call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase. International Securities Fund also may purchase put and call options to offset previously written put and call options of the same series. International Securities Fund also may write put and call options to offset previously purchased put and call options of the same series. Other than to offset closing transactions, International Securities Fund will write only covered call options, including options on futures contracts.

     International Securities Fund may buy and sell financial futures contracts and options thereon that are traded on a commodities exchange or board of trade for hedging purposes. These futures contracts and related options may be on stock indices, financial indices, debt securities or foreign currencies. International Securities Fund also may enter into forward currency contracts.

     Participation in the options or futures markets involves investment risks and transaction costs to which International Securities Fund would not be subject absent the use of these strategies. If the Subadviser's prediction of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. The Fund might not employ any of the strategies described below, and there can be no assurance that any strategy will succeed. The use of these strategies involve certain special risks, including (1) dependence on the Subadviser's ability to predict correctly movements in the direction of interest rates and securities prices, (2)
imperfect correlation between the price of options, futures contracts and options thereon and movements in the prices of the securities being hedged, (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities, (4) the possible absence of a liquid secondary market for any particular instrument at any time, and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

     Cover for Hedging and Option Income Strategies. The Fund will not use leverage in its hedging and option income strategies. In the case of each transaction entered into as a hedge, the Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations hereunder. The Fund will not enter into a hedging or option income strategy that exposes the Fund to an obligation to another party unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options or futures contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of hedging and option income strategies by mutual funds and, if required, will set aside cash and/or liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount. Securities, currencies or other options or futures positions used for cover and securities held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Options Strategies. International Securities Fund may purchase call options on securities that the Subadviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options also may be used as a means of participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the Fund's potential loss on the option strategy to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium. The Fund may purchase put options in order to hedge against a decline in the market value of securities held in its portfolio. The put option enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put option may be sold.

     International Securities Fund may write covered call options on securities to increase income in the form of premiums received from the purchasers of the options. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, the Fund will write covered call options on securities generally when the Subadviser believes that the premium received by the Fund, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the option, will be greater than the total appreciation in the price of the security. The strategy may be used to provide limited protection against a decrease in the market price of the security in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Fund declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund will be obligated to sell the security at less than its market value. The Fund gives up the ability to sell the portfolio securities used to cover the call option while the call option is outstanding. Such securities may also be considered illiquid in the case of OTC options written by the Fund, and therefore subject to the Fund's limitation on investments in illiquid securities. See "Restricted and Illiquid Securities." In addition, the Fund could lose the ability to participate in an increase in the value of such securities above the exercise price of the call option because such an increase would likely be offset by an increase in the cost of closing out the call option (or could be negated if the buyer chose to exercise the call option at an exercise price below the securities' current market value).

     International Securities Fund may purchase put and call options and write covered call options on stock indices in much the same manner as the more traditional equity and debt options discussed above, except that stock index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. A stock index assigns relative values to the stock included in the index and fluctuates with changes in such values. Stock index options operate in the same way as the more traditional equity options, except that settlements of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of a stock index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the stock index. The effectiveness of hedging techniques using stock index options will depend on the extent to which price movements in the stock index selected correlate with price movements of the securities in which the Fund invests.

     International Securities Fund may write put options. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. The Fund may write covered put options in circumstances when the Subadviser believes that the market price of the securities will not decline below the exercise price less the premiums received. If the put option is not exercised, the Fund will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premiums received, in which case the Fund would expect to suffer a loss.

     Currently, many options on equity securities and options on currencies are exchange-traded, whereas options on debt securities are primarily traded on the OTC market. Although many options on currencies are exchange-traded, the majority of such options are traded on the OTC market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the opposite party with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction.

     Foreign Currency Options and Related Risks. International Securities Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Fund holds in its portfolio or intends to purchase. For example, if the Fund enters into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Fund held securities denominated in a foreign currency, and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the currency involved. The Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the Subadviser's opinion, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

     Options Guidelines. In view of the risks involved in using options, Life Series Fund's Board of Trustees has adopted non-fundamental investment guidelines to govern the Fund's use of options that may be modified by the Board without shareholder vote: (1) options will be purchased or written only when the Subadviser believes that there exists a liquid secondary market in such options; and (2) the Fund may not purchase a put or call option if the value of the option's premium, when aggregated with the premiums on all other options held by the Fund, exceeds 5% of the Fund's total assets. This policy does not limit risk to 5% of the Fund's assets.

     Special Characteristics and Risks of Options Trading. International Securities Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Fund wishes to terminate its obligation to sell securities or currencies under a call option it has written, the Fund may purchase a call option of the same series (that is, a call option identical in its terms to the call option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities or currencies under a call or put option it has purchased, the Fund may write an option of the same series, as the option held; this is known as a closing sale transaction. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.

Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying index, security or currency and the market value of the option.

     The value of an option position will reflect, among other things, the current market price of the underlying security, stock index or currency, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, stock index or currency and general market conditions. For this reason, the successful use of options depends upon the Subadviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets or, in the case of stock index options, fluctuations in the market sector represented by the index selected.

     Options normally have expiration dates of up to nine months. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid and any transaction costs.

     A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Although the Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the Fund will enter into OTC options only with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with the Fund, there is no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the opposite party, the Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a covered position with respect to any call option it writes, the Fund may not sell the underlying assets used to cover an option during the period it is obligated under the option. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

     Stock index options are settled exclusively in cash. If the Fund purchases an option on a stock index, the option is settled based on the closing value of the index on the exercise date. Thus, a holder of a stock index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. For example, in the case of a call option, if such a change causes the closing index value to fall below the exercise price of the option on the index, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option.

     The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

     Futures Strategies. International Securities Fund may engage in futures strategies to attempt to reduce the overall investment risk that would normally be expected to be associated with ownership of the securities in which it invests. The Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, the Fund may sell foreign currency futures contracts when the Subadviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market value of the Fund's foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk to the Fund of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions and resulting transaction costs. When the Subadviser anticipates a significant foreign exchange rate increase while intending to invest in a security denominated in that currency, the Fund may purchase a foreign currency futures contract to hedge against that increase pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the foreign security position. The Fund also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a security denominated in that currency. The Fund may purchase put options or write call options on foreign currency futures contracts as a partial hedge against a decline in the foreign exchange rates or the value of its foreign portfolio securities.

     International Securities Fund may sell stock index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Fund's portfolio. To the extent that a portion of the Fund's portfolio correlates with a given stock index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. The Fund may purchase a stock index futures contract if a significant market or market sector advance is anticipated. Such a purchase would serve as a temporary substitute for the purchase of individual stocks, which stocks may then be purchased in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that the Fund intends to purchase. A rise in the price of the securities should be partially or wholly offset by gains in the futures position.

     International Securities Fund may purchase a call option on a stock index future to hedge against a market advance in equity securities that the Fund plans to purchase at a future date. The Fund may write covered call options on stock index futures as a partial hedge against a decline in the prices of stocks held in the Fund's portfolio. The Fund also may purchase put options on stock index futures contracts.

     International Securities Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates. The Fund may purchase an interest rate futures contract when it intends to purchase debt securities but has not yet done so. This strategy may minimize the effect of all or part of an increase in the market price of those securities because a rise in the price of the securities prior to their purchase may either be offset by an increase in the value of the futures contract purchased by the Fund or avoided by taking delivery of the debt securities under the futures contract. Conversely, a fall in the market price of the underlying debt securities may result in a corresponding decrease in the value of the futures position. The Fund may sell an interest rate futures contract in order to continue to receive the income from a debt security, while endeavoring to avoid part or all of the decline in the market value of that security that would accompany an increase in interest rates.

     International Securities Fund may purchase a call option on an interest rate futures contract to hedge against a market advance in debt securities that the Fund plans to acquire at a future date. The Fund also may write covered call options on interest rate futures contracts as a partial hedge against a decline in the price of debt securities held in the Fund's portfolio or purchase put options on interest rate futures contracts in order to hedge against a decline in the value of debt securities held in the Fund's portfolio.

     Special Risks Related to Foreign Currency Futures Contracts and Related Options. Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, International Securities Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

     Options on foreign currency futures contracts may involve certain additional risks. Trading of such options is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, International Securities Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Subadviser's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to International Securities Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

     Futures Guidelines. In view of the risks involved in using futures strategies described below, Life Series Fund's Board of Trustees has adopted non-fundamental investment guidelines to govern the Fund's use of such investments that may be modified by the Board without shareholder vote. Foreign currency options traded on a commodities exchange are included and governed by these guidelines. The Fund will not purchase or sell futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and margin and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. The value of all futures sold will not exceed the total market value of the Fund's portfolio. This policy does not limit risk to 5% of the Fund's assets.

     Special Characteristics and Risks of Futures Trading. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, International Securities Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin." When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to the Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of the Fund's obligation to or from a clearing organization.

     Holders and writers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing, respectively, a futures position or options position with the same terms as the position or option held or written. Positions in futures contracts and options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures or options.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Fund to close a position and, in the event of adverse price movements the Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

     Successful use by International Securities Fund of futures contracts and related options will depend upon the Subadviser's ability to predict movements in the direction of the overall securities, currency and interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current price level of the underlying instrument but to the anticipated levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract or related option will not correlate with the movements in prices of the securities or currencies being hedged. In addition, if the Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market. Consequently, the Fund may need to sell assets at a time when such sales are disadvantageous to the Fund. If the price of the futures contract or related option moves more than the price of the underlying securities or currencies, the Fund will experience either a loss or a gain on the futures contract or related option that may or may not be completely offset by movements in the price of the securities or currencies that are the subject of the hedge.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures or related option position and the securities or currencies being hedged, movements in the prices of futures contracts and related options may not correlate perfectly with movements in the prices of the hedged securities or currencies because of price distortions in the futures market. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts and related options over the short term.

     Positions in futures contracts and related options may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts or related options. Although the Fund intends to purchase or sell futures contracts and related options only on exchanges or boards of trade where there appears to be a liquid secondary market, there is no assurance that such a market will exist for any particular contract or option at any particular time. In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

     Like options on securities and currencies, options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that liquid secondary markets for all options on futures contracts will develop.

     Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the

Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of the securities or currencies being hedged.

     The Fund's activities in the futures and related options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, the Fund also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

     Forward Currency Contracts. International Securities Fund may use forward currency contracts to protect against uncertainty in the level of future exchange rates. The Fund will not speculate with forward currency contracts or foreign currency exchange rates.

     International Securities Fund may enter into forward currency contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date of which such payments are made or received.

     International Securities Fund also may use forward currency contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that its Subadviser believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market and bear the expense of such purchase if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs. The Fund may enter into formal contracts or maintain a net exposure to such contracts only if the Fund maintains cash, U.S. Government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of the Fund's total assets committed to the consummation of the contract, as marked to market daily.

     At or before the maturity date of a forward contract requiring International Securities Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract. There can be no assurance that new forward contracts or offsets always will be available for the Fund. Forward currency contracts also involve a risk that the other party to the contract may fail to deliver currency when due, which could result in substantial losses to the Fund. The cost to the Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.


                             INVESTMENT RESTRICTIONS

     The investment restrictions set forth below have been adopted by the Life Series Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of Life Series Fund. As provided in the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by that Fund at the time it purchases any security.

          (1) Borrow money, except as a temporary or emergency measure in an amount not to exceed 5% of the value of its total assets.

          (2) Pledge assets, except that a Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for pledged assets; provided, however, this limitation will not prohibit escrow, collateral or margin arrangements in connection with the International Securities Fund's use of options, futures contracts or options on futures contracts.

          (3) Make loans, except by purchase of debt obligations and through repurchase agreements. However, Life Series Fund's Board of Trustees may, on the request of broker-dealers or other unaffiliated institutional investors which they deem qualified, authorize a Fund to loan securities to cover the borrower's short position; provided, however, the borrower pledges to the Fund and agrees to maintain at all times with the Fund cash collateral equal to not less than 100% of the value of the securities loaned, the loan is terminable at will by the Fund, the Fund receives interest on the loan as well as any distributions upon the securities loaned, the Fund retains voting rights associated with the securities, the Fund pays only reasonable custodian fees in connection with the loan, and the Adviser or Subadviser monitors the creditworthiness of the borrower throughout the life of the loan; provided further, that such loans will not be made if the value of all loans is greater than an amount equal to 10% of the Fund's total assets.


          (4) Purchase, with respect to only 75% of a Fund's assets, the securities of any issuer (other than the U.S. Government) if, as a result thereof, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in the securities of such issuer; or (b) the Fund would hold more than 10% of any class of securities (including any class of voting securities) of such issuer (for this purpose, all debt obligations of an issuer maturing in less than one year are treated as a single class of securities).

          (5) Purchase securities on margin (but a Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities); provided, however, that International

Securities Fund may make margin deposits in connection with the use of options, futures contracts and options on futures contracts.

          (6) Make short sales of securities.

          (7) Buy or sell puts, calls, straddles or spreads, except, as to International Securities Fund, with respect to options on securities, securities indices and foreign currencies or on futures contracts.

          (8)  Purchase  the  securities  of  other   investment   companies  or
investment trusts, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

          (9) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.

          (10) Buy or sell real estate, commodities, or commodity contracts (unless acquired as a result of ownership of securities) or interests in oil, gas or mineral explorations; provided, however, a Fund may invest in securities secured by real estate or interests in real estate, and International Securities Fund may purchase or sell options on securities, securities indices and foreign currencies, stock index futures, interest rate futures and foreign currency futures, as well as options on such futures contracts.

          (11) Purchase the securities of an issuer if such purchase, at the time thereof, would cause more than 5% of the value of a Fund's total assets to be invested in securities of issuers which, including predecessors, have a record of less than three years' continuous operation.

     The following investment restrictions are not fundamental and can be changed without prior shareholder approval:

     1. A Fund will not invest in any securities of any issuer if, to the knowledge of the Fund, any officer, director or trustee of Life Series Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

     2. A Fund will not purchase any security if, as a result, more than 15% (10% for Cash Management Fund) of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

     3. Fundamental investment restriction (4)(a) above shall apply to 100% of Cash Management Fund's assets.


                              TRUSTEES AND OFFICERS

     The following table lists the Trustees and executive officers of Life Series Fund, their age, business address and principal occupations during the past five years. Unless otherwise noted, an individual's business address is 95 Wall Street, New York, New York 10005.

Glenn O. Head*+ (71), President and Trustee. Chairman of the Board and Director,
Administrative  Data  Management  Corp.  ("ADM"),   FIMCO,  Executive  Investors
Management Company, Inc.

("EIMCO"), First Investors Corporation ("FIC"), Executive Investors Corporation ("EIC") and First Investors Consolidated Corporation ("FICC").

James J. Coy (82), Trustee, 90 Buell Lane, East Hampton, NY 11937. Retired; formerly Senior Vice President, James Talcott, Inc. (financial institution).

Roger L. Grayson* (40), Trustee. Director, FIC and FICC; President and Director, First Investors Resources, Inc.; Commodities Portfolio Manager.

Kathryn S. Head*+ (40), Trustee, 581 Main Street, Woodbridge, NJ 07095. President and Director, FICC; President, EIMCO, FIMCO and ADM; Vice President, Chief Financial Officer and Director, FIC and EIC; President and Director, First Financial Savings Bank, S.L.A.

Rex R. Reed (74), Trustee, 1381 Fairway Oaks, Kiawah Island, SC 29455. Retired; formerly Senior Vice President, American Telephone & Telegraph Company.

Herbert Rubinstein (75), Trustee, 145 Elm Drive, Roslyn, NY 11576. Retired; formerly President, Belvac International Industries, Ltd. and President, Central Dental Supply.

James M. Srygley (63), Trustee, 33 Hampton Road, Chatham, NJ 07982. Principal, Hampton Properties, Inc. (property investment company).

John T. Sullivan* (64), Trustee and Chairman of the Board; Director, FIMCO, FIC, FICC and ADM; Of Counsel, Hawkins, Delafield & Wood, Attorneys.

Robert F. Wentworth (67), Trustee, RR1, Box 2554, Upland Downs Road, Manchester Center, VT 05255. Retired; formerly financial and planning executive with American Telephone & Telegraph Company.

Joseph I. Benedek (39), Treasurer, 581 Main Street, Woodbridge, NJ 07095. Treasurer, FIC FIMCO, EIMCO and EIC; Comptroller and Treasurer, FICC.

Concetta Durso (62), Vice President and Secretary. Vice President, FIMCO, EIMCO and ADM; Assistant Vice President and Assistant Secretary. FIC; Assistant Vice President, EIC.


------------------------
* These Trustees may be deemed to be "interested persons," as defined in the 1940 Act. + Mr. Glenn O. Head and Ms. Kathryn S. Head are father and daughter.


     All of the officers and Trustees hold identical or similar positions with 13 other registered investment companies in the First Investors Family of Funds. Mr. Head is also an officer and/or Director of First Investors Asset Management Company, Inc., First Investors Credit Funding Corporation, First Investors
Leverage Corporation, First Investors Realty Company, Inc., First Investors Resources, Inc., N.A.K. Realty Corporation, Real Property Development Corporation, Route 33 Realty Corporation, First Investors Life Insurance Company, First Financial Savings Bank, S.L.A., First Investors Credit Corporation and School Financial Management Services, Inc. Ms. Head is also an officer and/or Director of First Investors Life Insurance Company, First Investors Credit Corporation, School Financial Management Services, Inc., First Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, First Investors Leverage Corporation, Route 33 Realty Corporation and Specialty Insurance Group, Inc.


     The following table lists compensation paid to the Trustees by Life Series Fund for the fiscal year ended December 31, 1995.



                                         Pension or           Estimated          Total Compensation
                          Aggregate      Retirement Benefits  Annual Benefits    From First Investors
                          Compensation   Accrued as Part of   Upon               Family of Funds Paid
Trustee                   From Fund*     Fund Expenses        Retirement         to Trustees*
-------                   ------------   -------------------- -----------------  ------------

James J. Coy              $2,400                       $-0-              $-0-        $37,200
Roger L. Grayson             -0-                        -0-               -0-            -0-
Glenn O. Head                -0-                        -0-               -0-            -0-
Kathryn S. Head              -0-                        -0-               -0-            -0-
F. William Ortman, Jr.**   1,000                        -0-               -0-         15,500
Rex R. Reed                2,400                        -0-               -0-         37,200
Herbert Rubinstein         2,400                        -0-               -0-         37,200
James M. Srygley***        2,400                        -0-               -0-         37,200
John T. Sullivan             -0-                        -0-               -0-            -0-
Robert F. Wentworth        2,400                        -0-               -0-         37,200


* Compensation to officers and interested Trustees of the Life Series Fund is paid by the Adviser. In addition, compensation to non-interested Trustees of the Life Series Fund is currently voluntarily paid by the Adviser.
**   For the period  January 1, 1995 through  September 21, 1995.
***  For the period January 19, 1995 through December 31, 1995.


                                   MANAGEMENT

     Adviser. Investment advisory services to the Funds are provided by First Investors Management Company, Inc. pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated June 13, 1994. The Advisory Agreement was approved by the Board of Trustees of Life Series Fund, including a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party ("Independent Trustees"), in person at a meeting called for such purpose and by a majority of the shareholders of each Fund.

     Pursuant to the Advisory Agreement, FIMCO shall supervise and manage each Fund's investments, determine each Fund's portfolio transactions and supervise all aspects of each Fund's operations, subject to review by the Trustees. The Advisory Agreement also provides that FIMCO shall provide Life Series Fund and each Fund with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of Life Series Fund and each Fund and assume certain expenses thereof, other than obligations or liabilities of the Funds. The Advisory Agreement may be terminated at any time without penalty by the Trustees or by a majority of the outstanding voting securities of the applicable Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act). The Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Trustees or by a majority of the outstanding voting securities of that Fund, and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.

     Under the Advisory Agreement, each Fund pays the Adviser an annual fee, paid monthly, according to the following schedules:

                                                                          Annual
Average Daily Net Assets                                                   Rate
------------------------                                                  ------

Up to $250 million.........................................................0.75%
In excess of $250 million up to $500 million...............................0.72
In excess of $500 million up to $750 million...............................0.69
Over $750 million..........................................................0.66


     The Adviser has an Investment Committee composed of George V. Ganter, Margaret Haggerty, Glenn O. Head, Nancy W. Jones, Patricia D. Poitra, Michael O'Keefe, Richard Guinnessey and Clark D. Wagner. The Committee usually meets weekly to discuss the composition of the portfolio of each Fund and to review additions to and deletions from the portfolios.

     Each Fund bears all expenses of its operations other than those incurred by the Adviser under the terms of its advisory agreement. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

     For the fiscal year ended December 31, 1993, Blue Chip Fund's advisory fees were $214,369, Cash Management Fund's advisory fees were $19,805, net of a waiver of $29,519, Discovery Fund's advisory fees were $114,996, Government Fund's advisory fees were $24,232, net of a waiver of $27,694, Growth Fund's advisory fees were $154,256, High Yield Fund's advisory fees were $205,249, International Securities Fund's advisory fees were $112,984 and Investment Grade Fund's advisory fees were $25,954, net of a waiver of $29,662. For the period November 15, 1993 (commencement of operations) through December 31, 1993, Utilities Income Fund's advisory fees in the amount of $205 were waived in their entirety.

     For the fiscal year ended December 31, 1994, Blue Chip Fund's advisory fees were $286,413, Cash Management Fund's advisory fees were $12,024, net of a waiver of $17,258, Discovery Fund's advisory fees were $194,546, Government Fund's advisory fees were $27,509, net of a waiver of $31,440, Growth Fund's advisory fees were $218, 813, High Yield Fund's advisory fees were $236,209, International Securities Fund's advisory fees were $202,739, Investment Grade Fund's advisory fees were $38,655, net of a waiver of $44,177 and Utilities Income Fund's advisory fees were $4,772, net of a waiver of $16,163.

     For the fiscal year ended December 31, 1995, Blue Chip Fund's advisory fees were $399,774, Cash Management Fund's advisory fees were $14,398, net of a waiver of $16,454, Discovery Fund's advisory fees were $301,852, Government Fund's advisory fees were $31,084, net of a waiver of $35,526, Growth Fund's advisory fees were $311,003, High Yield Fund's advisory fees were $279,016, International Securities Fund's advisory fees were $262,203, Investment Grade Fund's advisory fees were $48,182, net of a waiver of $55,066, Target Maturity 2007 Fund's advisory fees were $25,339, all of which were waived, and Utilities Income Fund's advisory fees were $31,583, net of a waiver of $36,095.


     Subadviser. Wellington Management Company, LLP has been retained by the Adviser and Life Series Fund as the investment subadviser to International Securities Fund and Growth Fund under a subadvisory agreement dated June 13, 1994 ("Subadvisory Agreement"). The Subadvisory Agreement was approved by the Board of Trustees of Life Series Fund, including a majority of Independent Trustees in person at a meeting called for such purpose and by a majority of the shareholders of International Securities Fund and Growth Fund.


     The Subadvisory Agreement provides that it will continue, with respect to a Fund, for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board of Trustees or a majority of the outstanding voting securities of that Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement provides that it will terminate automatically, with respect to a Fund, if assigned or upon the termination of the Advisory Agreement, and that it may be terminated without penalty by the Board of Trustees or a vote of a majority of the outstanding voting securities of that Fund, upon not more than 60 days' written notice, or by the Adviser or Subadviser on not more than 30 days' written notice. The Subadvisory Agreement provides that WMC will not be liable for any error of judgment or for any loss suffered by a Fund or the Adviser in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Under the Subadvisory Agreement, the Adviser will pay to the Subadviser a fee at an annual rate of 0.400% of the average daily net assets of each Fund up to and including $50 million; 0.275% of the average daily net assets in excess of $50 million up to and including $150 million, 0.225% of the average daily net assets in excess of $150 million up to and including $500 million; and 0.200% of the average daily net assets in excess of $500 million. This fee is calculated separately for each of the Fund.

     For the fiscal year ended December 31, 1993, the Subadviser received $60,245 for its services with respect to the International Securities Fund and $82,270 for its services with respect to the Growth Fund. For the fiscal year ended December 31, 1994, the Subadviser received $108,127 for its services with respect to the International Securities Fund and $116,700 for its services with respect to the Growth Fund. For the fiscal year ended December 31, 1995, the Subadviser received $139,842 for its service with respect to International Securities Fund and $141,153 for its services with respect to Growth Fund.


                        DETERMINATION OF NET ASSET VALUE

     Except as provided herein, a security listed or traded on an exchange or the Nasdaq national market system is valued at its last sale price on the exchange or market system where the security is primarily traded, and lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the OTC market (including securities listed on exchanges whose primary market is believed to be OTC) is valued at the mean between the closing bid and asked prices based upon quotes furnished by a market maker for such securities. The U.S. Government securities in which the Funds invest are traded primarily in the OTC markets. In the absence of market quotations, a Fund will determine the value of bonds based upon quotes furnished by market makers, if available, or in accordance with the procedures described herein. In that connection, the Board of Trustees has determined that a Fund may use an outside pricing service. The pricing service uses quotations obtained from investment dealers or brokers for the particular securities being evaluated, information with respect to market transactions in comparable securities and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost if their original term to maturity from the date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase exceeded 60 days, unless the Board of Trustees determines that such valuation does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     "When-issued securities" are reflected in the assets of a Fund as of the date the securities are purchased. Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities. For valuation purposes, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect. The investments in Cash Management Fund when purchased at a discount, are valued at amortized cost and when purchased at face value, are valued at cost plus accrued interest.

                        ALLOCATION OF PORTFOLIO BROKERAGE

     Purchases and sales of portfolio securities by Target Maturity 2007 Fund, Target Maturity 2010 Fund, Investment Grade Fund, Government Fund and High Yield Fund generally are principal transactions. In principal transactions, portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There will usually be no brokerage commissions paid by a Fund for such purchases. Purchases from underwriters will include the underwriter's commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked price. Certain money market instruments may be purchased directly from an issuer, in which no commissions or discounts are paid. Fixed income securities are generally purchased on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

     A Fund may deal in securities which are not listed on a national securities exchange or the NASDAQ national market system but are traded in the OTC market. A Fund also may purchase listed securities through the "third market." When transactions are executed in the OTC market, a Fund seeks to deal with the primary market makers, but when advantageous it utilizes the services of brokers.

     In effecting portfolio transactions, the Adviser or the Subadviser seeks best execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker or member of an exchange, or (2) with respect to agency transactions, at a higher rate of commission if reasonable in relation to brokerage and research services provided to a Fund or the Adviser or the Subadviser by such member or broker. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments. The Adviser or the Subadviser may use research and services provided to it by brokers in servicing all the funds in the First Investors Group of Funds; however, not all such services may be used by the Adviser or the Subadviser in connection with a Fund. No portfolio orders are placed with an affiliated broker, nor does any affiliated broker participate in these commissions.

     The Adviser or the Subadviser may combine transaction orders placed on behalf of any of the Funds, any other fund in the First Investors Group of Funds, and any Fund of Executive Investors Trust and First Investors Life, for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price; and where appropriate, securities purchased or sold may be allocated, in terms of price and amount, to a Fund according to the proportion that the size of the transaction order actually placed by a Fund bears to the aggregate size of the transaction orders simultaneously made by other participants in the transaction.

     Brokerage commissions for the fiscal year ended December 31, 1993 are as follows: Blue Chip Fund paid $43,811 in brokerage commissions. Of that amount, $1,040 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $659,709. International Securities Fund paid $40,600 in brokerage commissions. Of that amount, $354 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $158,358. Discovery Fund paid $21,875 in brokerage commissions. Of that amount, $8,062 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $2,203,374. Growth Fund paid $27,301 in brokerage commissions. Of that amount, $11,318 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $7,444,277. High Yield Fund paid brokerage commissions of $268. Of that amount, $176 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $42,600. For the same period, all other Fund of the Fund did not pay brokerage commissions. For the period November 15 through December 31, 1993, Utilities Income Fund paid $1,284.

     Brokerage commissions for the fiscal year ended December 31, 1994 are as follows: Blue Chip Fund, International Securities Fund, Discovery Fund and Utilities Income Fund paid $96,570, $69,494, $34,423 and $14,811, respectively, in brokerage commissions. Growth Fund paid $37,740 in brokerage commissions. Of that amount $7,571 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $4,437,997. High Yield Fund paid $586 in brokerage commissions, all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $16,600. For the same period, all other Fund of Life Series Fund did not pay brokerage commissions.

     Brokerage commissions for the fiscal year ended December 31, 1995 are as follows: Blue Chip Fund paid $57,716 in brokerage commissions. Of that amount, $32,661 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $18,258,789. International Securities Fund paid $103,347 in brokerage commissions, none of which was paid to brokers who furnished research services. Discovery Fund paid $58,774 in brokerage commissions. Of that amount, $30,757 was in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $12,229,787. Growth Fund paid $70,984 in brokerage commissions. Of that amount, $51,652 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $31,898,514. Utilities Income Fund paid $23,084 in brokerage commissions. Of that amount, $11,949 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $4,773,646. For the same period, all other Funds of Life Series Fund did not pay brokerage commissions.


                                      TAXES

     Each Fund is treated as a separate corporation for Federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and, for International Securities Fund and High Yield Fund, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For each Fund these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or, for International Securities Fund and High Yield Fund, foreign currencies, or other income (including for International Securities Fund, gains from options, futures or forward contracts) derived with respect to its business of investing in securities or, for International Securities Fund and High Yield Fund, those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities or any of the following, that were held for less than three months--options, futures or forward contracts (other than those on foreign currencies), or, for International Securities Fund and High Yield Fund, foreign currencies (or options, futures or forward contracts thereon) that are not directly related to its principal business of investing in securities (or, for International Securities Fund, options and futures with respect thereto) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     Dividends and interest received by International Securities Fund may be subject to income, withholding or other taxes imposed by foreign countries that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of International Securities Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, International Securities Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his Federal income tax. International Securities Fund will report to its shareholders shortly after each taxable year their respective shares of the income from sources within, and taxes paid to, foreign countries if it makes this election.

     International Securities Fund and Discovery Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to Federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if a Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in a Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

     If International Securities Fund or Discovery Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, a Fund would be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which probably would have to be distributed to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by a Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     Pursuant to proposed regulations, open-end RICs, such as Life Series Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of such a PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

     For International Securities Fund, gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) will qualify as permissible income under the Income Requirement. However, income from such a Fund's disposition of foreign currencies that are not directly related to its principal business of investing in securities will be subject to the Short-Short Limitation if they are held for less than three months.

     High Yield Fund, Government Fund, Investment Grade Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund and Utilities Income Fund may acquire zero coupon securities issued with original issue discount. As a holder of those securities, each Fund must include in its income the original issue discount that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, each Fund must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, each Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from each Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. Each Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Fund's ability to sell other securities, or options, futures or certain forward contracts held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

     The use of hedging strategies, such as selling and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses International Securities Fund realizes in connection therewith. For International Securities Fund and High Yield Fund, income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by such Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the Fund's disposition of options and futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the Fund's disposition of foreign currencies and options, futures and forward contracts that are not directly related to its principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

     If International Securities Fund satisfies certain requirements, then any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging strategies, they will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the Fund's hedging transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, futures or forward contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

                               GENERAL INFORMATION

     Audits and Reports. The accounts of the Fund are audited twice a year by Tait, Weller & Baker, independent certified public accountants. Shareholders receive semi-annual and annual reports of the Fund, including audited financial statements, and a list of securities owned.

     Shareholder Liability. Life Series Fund is organized as an entity known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of Life Series Fund. The Declaration of Trust however, contains, an express disclaimer of shareholder liability for acts or obligations of Life Series Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by Life Series Fund or the Trustees. The Declaration of Trust provides for indemnification out of the property of Life Series Fund of any shareholder held personally liable for the obligations of Life Series Fund. The Declaration of Trust also provides that Life Series Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Life Series Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Life

Series Fund itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Life Series Fund may have an obligation to indemnify Trustees and officers with respect to litigation.


                                   APPENDIX A
                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

STANDARD & POOR'S RATINGS GROUP

     Standard & Poor's Rating Group ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest.

     A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.


MOODY'S INVESTORS SERVICE, INC.

     Moody's Investors Service, Inc. ("Moody's") short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

     Prime-1 Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.
     -    High rates of return on funds employed.
     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     - Well-established access to a range of financial markets and assured sources of alternate liquidity.



                                   APPENDIX B
                      DESCRIPTION OF MUNICIPAL NOTE RATINGS

STANDARD & POOR'S

     S&P's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.


MOODY'S INVESTORS SERVICE, INC.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the difference between short-term credit risk and long-term risk.

     MIG-1. Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

                  Financial Statements as of December 31, 1995


Portfolio of Investments
First Investors Life Series Fund-Blue Chip Fund
December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Amount
                                                                                                                           Invested
                                                                                                                           For Each
                                                                                                                          $10,000 of
         Shares     Security                                                                              Value           Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--93.4%

                    Basic Industry--3.9%
       6,100*       Alumax, Inc.                                                                     $   186,812            $     29
       5,450        Dow Chemical Company                                                                 383,543                  57
       7,700        Du Pont (E.I.) DE Nemours & Company                                                  538,037                  80
       8,800        Freeport McMoRan Copper & Gold, Inc. Class "B"                                       247,500                  37
       6,800        IMC Global, Inc.                                                                     277,950                  42
       4,000        James River Corporation of Virginia                                                   96,500                  14
       3,900        Mead Corporation                                                                     203,775                  30
       6,100        Minnesota Mining & Manufacturing Company                                             404,125                  60
       4,400        Sigma-Aldrich Corporation                                                            217,800                  33
       1,400        Temple-Inland, Inc.                                                                   61,775                   9
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,617,817                 391
------------------------------------------------------------------------------------------------------------------------------------
                    Capital Goods--7.5%
       5,200        Boeing Company                                                                       407,550                  61
       3,000        Browning-Ferris Industries, Inc.                                                      88,500                  13
       6,300        Deere & Company                                                                      222,075                  33




       2,100        Eaton Corporation                                                                    112,612                  17
       3,100        Emerson Electric Company                                                             253,425                  38
       2,500        Foster Wheeler Corporation                                                           106,250                  16
      23,800        General Electric Company                                                            1,713,600                256
       5,500        Grainger (W.W.), Inc.                                                                364,375                  54
       6,800        Ingersoll-Rand Company                                                               238,850                  36
       3,200        Lockheed Martin Corporation                                                          252,800                  38
       3,900        Loral Corporation                                                                    137,962                  21
       7,200        Raytheon Company                                                                     340,200                  51
       3,600        United Technologies Corporation                                                      341,550                  51
       6,000*       Varity Corporation                                                                   222,750                  33
       8,000        WMX Technologies, Inc.                                                               239,000                  36
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      5,041,499                  754
------------------------------------------------------------------------------------------------------------------------------------
                    Consumer Durables--1.7%
       6,800        Corning, Inc.                                                                        217,600                  32
       1,400        Fleetwood Enterprises, Inc.                                                           36,050                   5
      14,250        Ford Motor Company                                                                   413,250                  62
       5,100        Goodyear Tire & Rubber Company                                                       231,412                  35
       7,450        Masco Corporation                                                                    233,744                  35
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,132,056                 169
------------------------------------------------------------------------------------------------------------------------------------
                    Consumer Non-Durables--22.1%
      12,200        Abbott Laboratories                                                                  509,350                  75
       4,100        American Home Products Corporation                                                   397,700                  58



       6,900        Anheuser-Busch Companies, Inc.                                                       461,438                  69
       6,800*       Astra AB (ADR) Class "A"                                                             272,000                  41
       7,400        Bristol-Myers Squibb Company                                                         635,475                  95
      18,250        Coca-Cola Company                                                                  1,355,062                 203
       6,200        Columbia/HCA Healthcare Corporation                                                  314,650                  47
       5,300        CPC International, Inc.                                                              363,712                  54
       5,350        Eastman Kodak Company                                                                358,450                  54
       8,400        Eli Lilly & Company                                                                  472,500                  71
       3,800        General Mills, Inc.                                                                  219,450                  33
       6,400        Gillette Company                                                                     333,600                  50
       9,750        Heinz (H.J.) Company                                                                 322,969                  48
       5,000        Hershey Foods Corporation                                                            325,000                  49
       9,400        Johnson & Johnson                                                                    804,875                 120
       3,100        Kellogg Company                                                                      239,475                  36
       5,200        Kimberly-Clark Corporation                                                           430,300                  64
      17,900        Merck & Company, Inc.                                                              1,176,925                 176
      12,500        Newell Company                                                                       323,438                  48
       4,100        Nike, Inc.                                                                           285,463                  43
      13,300        PepsiCo, Inc.                                                                        743,138                 111
       9,100        Pfizer, Inc.                                                                         573,300                  86
      13,800        Philip Morris Companies, Inc.                                                      1,248,900                 187
      10,000        Procter & Gamble Company                                                             830,000                 124
       5,200*       Ralcorp Holdings, Inc.                                                               126,100                  19
       5,200        Schering-Plough Corporation                                                          284,700                  43
       8,100        Teva Pharmaceutical Industries Ltd. (ADR)                                            375,638                  56
       3,800        Unilever N.V.                                                                        534,850                  80
       4,000        United Healthcare Corporation                                                        262,000                  39




       2,000        Warner-Lambert Company                                                               194,250                  29
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      14,774,708               2,208
------------------------------------------------------------------------------------------------------------------------------------
                    Consumer Services--11.0%
       6,500        Brunswick Corporation                                                                156,000                  24
       2,200        Capital Cities/ABC, Inc.                                                             271,425                  41
       2,700*       CUC International, Inc.                                                               92,137                  14
       3,800        Darden Restaurants, Inc.                                                              45,125                   7
       6,600        Gap, Inc.                                                                            277,200                  41
       4,500*        HFS, Inc.                                                                           367,875                  55
       6,500        Home Depot, Inc.                                                                     311,187                  47
       3,900        ITT Corporation                                                                      206,700                  31
       3,900        ITT Hartford Group, Inc.                                                             188,662                  28
       3,900        ITT Industries, Inc.                                                                  93,600                  14
       6,000*       Kroger Company                                                                       225,000                  34
       4,250        Marriott International, Inc.                                                         162,562                  24
       7,325        Mattel, Inc.                                                                         225,244                  34
       4,700        May Department Stores Company                                                        198,576                  30
      10,150        McDonald's Corporation                                                               458,019                  68
       2,900        McGraw-Hill Companies, Inc.                                                          252,662                  38
       5,500        Nordstrom, Inc.                                                                      222,750                  33
      12,400*       Price/Costco, Inc.                                                                   189,100                  28
       5,200        Sears, Roebuck and Company                                                           202,800                  30
       5,900        Talbots, Inc.                                                                        169,625                  25
      10,625*       Tele-Communications, Inc., Liberty Media Group Class "A"                             285,547                  43
      16,100*       Tele-Communications, Inc., TCI Group Class "A"                                       319,988                  48
       5,200        Time Warner, Inc.                                                                    196,950                  29
       6,400        US West Media Group                                                                  121,600                  18



       5,000*       Viacom, Inc. Class "B"                                                               236,875                  35
       6,400*       Vons Companies, Inc.                                                                 180,800                  27
      39,400        Wal-Mart Stores, Inc.                                                                881,575                 132
       5,000        Walgreen Company                                                                     149,375                  22
       7,600        Walt Disney Company                                                                  448,400                  67
      13,800*       Woolworth Corporation                                                                179,400                  27
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       7,316,759               1,094
------------------------------------------------------------------------------------------------------------------------------------
                    Energy--12.0%
       3,800        Aluminum Company of America                                                          200,925                  30
       7,100        Amoco Corporation                                                                    510,313                  76
       3,400        Atlantic Richfield Company                                                           376,550                  56
       6,200        Avery Dennison Corporation                                                           310,775                  46
      10,700        Baker Hughes, Inc.                                                                   260,813                  39
      10,300        Barrick Gold Corporation                                                             271,663                  41
       2,700        Burlington Resources, Inc.                                                           105,975                  16
       9,400        Chevron Corporation                                                                  493,500                  74
      10,100        Enron Corporation                                                                    385,062                  58
      18,000        Exxon Corporation                                                                  1,442,250                 216
       2,300        Kerr-McGee Corporation                                                               146,050                  22
       5,700        Mobil Corporation                                                                    638,400                  95
       7,700        Morton International, Inc.                                                           276,237                  41
       4,900        Pacific Enterprises                                                                  138,425                  21
       3,450        Phillips Petroleum Company                                                           117,731                  18




       7,900        Royal Dutch Petroleum Company                                                      1,114,888                 167
       4,100        Schlumberger Ltd.                                                                    283,925                  42
      11,900        Sonat, Inc.                                                                          423,938                  63
       3,500        Texaco, Inc.                                                                         274,750                  41
       9,000        Unocal Corporation                                                                   262,125                  39
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       8,034,295               1,201
------------------------------------------------------------------------------------------------------------------------------------
                    Financial--11.4%
       6,650        American Express Company                                                             275,144                  42
       6,900        American International Group, Inc.                                                   638,250                  95
       6,900        American Re Corporation                                                              282,038                  42
      14,700        Banc One Corporation                                                                 554,925                  83
       4,500        Bank of New York Company, Inc.                                                       219,375                  33
       6,600        BankAmerica Corporation                                                              427,350                  64
      11,700        Charles Schwab Corporation                                                           235,463                  35
       4,200        Chase Manhattan Corporation                                                          254,625                  38
       5,100        Chemical Banking Corporation                                                         299,625                  45
       2,900        Chubb Corporation                                                                    280,575                  42
       9,000        Citicorp                                                                             605,250                  90
       5,400        Dean Witter Discover and Company                                                     253,800                  38
       6,300        Federal National Mortgage Association                                                781,987                 117
       4,600        First Union Corporation                                                              255,875                  38
       1,900        General Re Corporation                                                               294,500                  44
      30,800        Hibernia Corporation Class "A"                                                       331,100                  49
         950        Marsh & McLennan Companies, Inc.                                                      84,312                  13
       5,400        Mellon Bank Corporation                                                              290,250                  43





       6,900        NationsBank Corporation                                                              480,413                  72
      13,800        Norwest Corporation                                                                  455,400                  68
       8,800        Salomon, Inc.                                                                        312,400                  47
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       7,612,657               1,138
------------------------------------------------------------------------------------------------------------------------------------
                    Technology--13.8%
       9,100*       Airtouch Communications, Inc.                                                        257,075                  39
       7,200*       Applied Materials, Inc.                                                              283,500                  42
       4,100*       Ascend Communications, Inc.                                                          332,613                  50
      23,000        A T & T Corp.                                                                      1,489,250                 223
       1,700        Autodesk, Inc.                                                                        58,225                   9
       3,100        Automatic Data Processing, Inc.                                                      230,175                  34
       9,500*       Cisco Systems, Inc.                                                                  708,937                 106
       2,100        Computer Associates International, Inc.                                              119,438                  18
      16,500*       EMC Corporation                                                                      253,687                  38
       8,300        First Data Corporation                                                               555,062                  83
       7,600        Hewlett-Packard Company                                                              636,500                  95
      11,600        Intel Corporation                                                                    658,300                  98
       8,800        International Business Machines Corporation                                          807,400                 121
       7,500*       LSI Logic Corporation                                                                245,625                  37
       9,900        MCI Communications Corporation                                                       258,637                  38
       8,400*       Microsoft Corporation                                                                737,100                 109
       9,400        Motorola, Inc.                                                                       535,800                  80
       7,100*       National Semiconductor Corporation                                                   157,975                  24
      11,650*       Oracle Corporation                                                                   493,669                  74
       8,100*       Premenos Technology Corporation                                                      213,638                  32




       5,100        Sprint Corporation                                                                   203,362                  30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       9,235,968               1,380
------------------------------------------------------------------------------------------------------------------------------------
                    Telecommunications--.3%
       6,400        US West Communications Group                                                         228,800                  34
------------------------------------------------------------------------------------------------------------------------------------
                    Transportation--1.3%
       4,000*       AMR Corporation                                                                      297,000                  44
       2,400        Burlington Northern, Inc.                                                            187,200                  28
       5,700        Union Pacific Corporation                                                            376,200                  56
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         860,400                 128
------------------------------------------------------------------------------------------------------------------------------------
                    Utilities--8.4%
       7,400        Ameritech Corporation                                                                436,600                  64
       6,300        Bell Atlantic Corporation                                                            421,313                  63
      16,100        BellSouth Corporation                                                                700,350                 105
       8,700        Carolina Power & Light Company                                                       300,150                  45
      15,100        CINergy Corporation                                                                  462,438                  69
       8,700        Duke Power Company                                                                   412,162                  62
      10,500        FPL Group, Inc.                                                                      486,937                  73
      13,300        GTE Corporation                                                                      585,200                  88
       5,800        NYNEX Corporation                                                                    313,200                  48
       6,100        Pacific Telesis Group                                                                205,112                  31
       9,800        PacifiCorp                                                                           208,250                  31
       6,000        Peco Energy Company                                                                  180,750                  27





       8,300        SBC Communications, Inc.                                                             477,250                  71
      10,500        Texas Utilities Company                                                              431,813                  65
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       5,621,525                 842
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Common Stocks ($49,784,003)                                        62,476,484               9,339
------------------------------------------------------------------------------------------------------------------------------------
                    CONVERTIBLE BONDS--.5%

       $500M        Bell Sports Corporation, 4 1U4%, 11/15/00 (cost $429,695)                            350,000                  52
------------------------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM CORPORATE NOTES--5.5%

        600M        Hewlett Packard Company, 5.72%, 1/11/96                                              599,047                  90
      1,050M        Hitachi America Ltd., 5.90%, 1/10/96                                               1,048,451                 156
        400M        Idaho Power Company, 5.75%, 1/12/96                                                  399,297                  59
        800M        Lubrizol Corporation, 5.74%, 1/5/96                                                  799,490                 120
        800M        Nestle Capital Corporation, 5.67%, 1/3/96                                            799,748                 120
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Short-Term Corporate Notes (cost $3,646,033)                        3,646,033                 545
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $53,859,731)                             99.4%                       66,472,517               9,936
Other Assets, Less Liabilities                                              .6                           427,227                  64
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%                      $66,899,744             $10,000


----------------
* Non-income producing

See notes to financial statements


Portfolio of Investments
First Investors Life Series Fund-Cash Management Fund
December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Amount
                                                                                                                          Invested
                                                                                                                          For Each
        Principal                                                                    Interest                            $10,000 of
         Amount                Security                                               Rate*            Value             Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM CORPORATE NOTES--91.5%

   $ 63M            Baltimore Gas & Electric Company, 4/15/96                          6.00%           $63,530               $   152
    200M            BellSouth Telecommunications, Inc., 2/9/96                         5.63            198,780                   477
    200M            Brown-Forman Corporation, 2/12/96                                  5.70            198,670                   477
    200M            Chevron Oil Finance Company, 1/12/96                               5.75            199,648                   480
    155M            Consolidated Natural Gas Company, 1/5/96                           5.72            154,902                   372
    189M            Dresser Industries, Inc., 1/31/96                                  5.73            188,099                   452
    107M            Gannett Company, 1/17/96                                           5.80            106,724                   256
    100M            GTE South, Inc., 2/7/96                                            5.73             99,411                   239
    200M            Hewlett Packard Company, 1/25/96                                   5.68            199,243                   479




    200M            Hitachi America Ltd., 1/12/1996                                    5.55            199,660                   480
    200M            Laclede Gas Company, 1/31/96                                       5.65            199,058                   478
    100M            Lubrizol Corporation, 1/5/96                                       5.74             99,936                   240
    200M            McGraw-Hill Inc., 2/21/96                                          5.67            198,394                   477
    150M            Merck & Company, Inc., 8/14/96                                     5.59            153,787                   370
    150M            National Rural Utilities Cooperative
                      Financial Corporation, 2/9/96                                    5.62            149,087                   358
    100M            Pacific Bell, 1/22/96                                              5.65             99,670                   240
    200M            PepsiCo, Inc., 1/30/96                                             5.86            206,287                   496
    150M            Pitney Bowes Credit, Inc., 2/13/96                                 5.65            148,988                   358
    200M            Southern California Edison Company, 1/19/96                        5.68            199,432                   479
    200M            TDK U.S.A. Corporation, 1/22/96                                    5.65            199,341                   479
    200M            The Stanley Works, 3/6/96                                          5.60            197,978                   476
    200M            U.S. Borax & Chemical Corporation, 3/21/96                         5.53            197,542                   475
    150M            Waste Management, Inc., 4/14/96                                    5.84            150,926                   363
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Short-Term Corporate Notes (cost $3,809,093)                      3,809,093                 9,153
------------------------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCIES--7.3%

    200M            Federal Home Loan Bank, 12/27/96                                   5.55            200,152                   481
    100M            Tennessee Valley Authority, 9/9/96                                 5.51            100,712                   242
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of U.S. Government Agencies (cost $300,864)                            300,864                   723



------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $4,109,957)                                           98.8%           4,109,957               9,876
Other Assets, Less Liabilities                                                          1.2               51,607                 124
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0%          $4,161,564            $ 10,000
====================================================================================================================================
* The interest rate shown is the effective rate at the time of purchase.

See notes to finanical statements

Portfolio of Investments
First Investors Life Series Fund-Discovery Fund
December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Amount
                                                                                                                         Invested
                                                                                                                         For Each
                                                                                                                        $10,000 of
      Shares             Security                                                                       Value           Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--84.9%

                    Basic Industry--2.0%
       3,800        Chesapeake Corporation                                                             $ 112,575           $      23
      26,200        Interpool, Inc.                                                                      468,325                  92
      29,300*       Repap Enterprises, Inc.                                                              130,018                  26
       8,700        Schulman (A.), Inc.                                                                  195,750                  38
       9,800*       Universal Stainless & Alloy Products, Inc.                                           104,125                  20
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                       1,010,793                 199
------------------------------------------------------------------------------------------------------------------------------------
                    Capital Goods--3.0%
      10,850        Agco Corporation                                                                     553,350                 109
      16,400        Case Corporation                                                                     750,300                 147
      24,800        Owosso Corporation                                                                   220,100                  43
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,523,750                 299
------------------------------------------------------------------------------------------------------------------------------------
                    Consumer Durables--1.2%
      10,100        Falcon Products, Inc.                                                                132,562                  26
      24,900*       National R.V. Holdings, Inc.                                                         289,463                  57
       3,800*       Wolverine Tube, Inc.                                                                 142,500                  28
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         564,525                 111
------------------------------------------------------------------------------------------------------------------------------------
                    Consumer Non-Durables--1.5%
      10,200        Dreyer's Grand Ice Cream, Inc.                                                       339,150                  67
      17,600*       Ralcorp Holdings, Inc.                                                               426,800                  84
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        765,950            151
------------------------------------------------------------------------------------------------------------------------------------
                    Consumer Services--20.1%
      11,300        Advo, Inc.                                                                           293,800                  58
      14,700*       Barnes & Noble, Inc.                                                                 426,300                  84
      31,200*       Bell Sport Corporation                                                               249,600                  49
      46,700*       Cannondale Corporation                                                               741,362                 146
      26,400*       Cinar Films, Inc. Class "B"                                                          399,300                  78



      18,150*       CUC International, Inc.                                                              619,369                 122
      19,600*       Discount Auto Parts, Inc.                                                            610,050                 120
      20,400        Equifax, Inc.                                                                        436,050                  86
       7,000*       Federated Department Stores, Inc.                                                    192,500                  38
      21,400*       Franklin Electronic Publishers, Inc.                                                 631,300                 124
      14,000        Gaylord Entertainment Class "A"                                                      388,500                  76
      24,600*       Home Shopping Network, Inc.                                                          221,400                  43
      22,200        LA Quinta Inns, Inc.                                                                 607,725                 119
      16,900*       Meyer (Fred), Inc.                                                                   380,250                  75
      19,400*       Monarch Casino & Resort, Inc.                                                         67,900                  13
      13,900*       NHP, Inc.                                                                            257,150                  51
      12,100*       REX Stores Corporation                                                               214,775                  42
      20,000        Rite Aid Corporation                                                                 685,000                 135
       5,600*       Studio Plus Hotels, Inc.                                                             144,200                  28
       9,000        Talbots, Inc.                                                                        258,750                  51
      24,100*       Tele-Communications, Inc., TCI Group Class "A"                                       478,988                  94
      43,200*       US Office Products Company                                                           982,800                 193
      35,000*       USCI, Inc.                                                                           345,625                  68
      12,900*       Viacom, Inc. Class "B"                                                               611,138                 120
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      10,243,832               2,013
------------------------------------------------------------------------------------------------------------------------------------
                    Energy--.8%
       8,400        Snyder Oil Company                                                                   101,850                  20
       2,800        Sonat, Inc.                                                                           99,750                  20
       4,200*       Tejas Gas Corporation                                                                222,075                  43
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                         423,675                  83
------------------------------------------------------------------------------------------------------------------------------------
                    Financial--8.1%
      14,600*       American Travellers Corporation                                                      410,625                  81
      25,600        Amvestors Financial Corporation                                                      300,800                  59
       6,100        Boatmens Bancshares, Inc.                                                            249,337                  48
       1,700        Commercial Federal Corporation                                                        64,175                  13
      10,200        First USA, Inc.                                                                      452,625                  89
      20,400        Independent Bancorporation                                                           150,450                  30
      14,700        Integon Corporation                                                                  303,187                  60
       6,500*       Mark Twain Bancshares, Inc.                                                          251,875                  49
       5,700        Mercanitle Bancorporation                                                            262,200                  52
      27,300*       Penn Treaty American Corporation                                                     450,450                  88
      17,050        Reliance Group Holdings, Inc.                                                        147,056                  29
       7,182        Southern National Corporation                                                        188,528                  37
      21,000        Titan Holdings, Inc.                                                                 301,875                  59
      14,100*       WFS Financial, Inc.                                                                  274,950                  54
      25,000        Willis Corroon Group PLC (ADR)                                                       290,625                  57
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       4,098,758                 805
------------------------------------------------------------------------------------------------------------------------------------
                    Health Care/Miscellaneous--13.3%
       8,400*       AHI Healthcare Systems, Inc.                                                          48,300                   9
      13,900*       American Medical Response, Inc.                                                      451,750                  89
       5,600*       American Oncology Resources, Inc.                                                    272,300                  54




      29,500*       Applied Bioscience International, Inc.                                               199,125                  39
      11,700*       Arbor Health Care Company                                                            204,750                  40
      10,100*       Boston Scientific Corporation                                                        494,900                  98
      11,000        Dentsply International, Inc.                                                         440,000                  86
      33,800*       Ethical Holdings PLC (ADR)                                                           304,200                  60
      15,000        Fisher Scientific International                                                      500,625                  98
      10,100*       Health Care and Retirement Corporation                                               353,500                  69
      13,200*       Humana, Inc.                                                                         361,350                  71
       7,000*       InStent, Inc.                                                                        105,000                  21
      12,200*       Living Centers of America, Inc.                                                      427,000                  84
      22,400*       Mid Atlantic Medical Services, Inc.                                                  543,200                 107
       4,200*       Norland Medical Systems, Inc.                                                         97,650                  19
      14,300*       Noven Pharmaceuticals, Inc.                                                          160,875                  32
       8,400*       Orthologic Corporation                                                               121,800                  24
      11,900*       Pacific Physicians Services, Inc.                                                    214,200                  42
      12,300*       Pyxis Corporation                                                                    179,888                  35
       7,000*       Rural/Metro Corporation                                                              158,375                  31
       7,000*       Tecnol Medical Products, Inc.                                                        126,000                  25
      15,500        Teva Pharmaceutical Industries Ltd. (ADR)                                            718,813                 141
      29,200*       Vidamed, Inc.                                                                        277,400                  54
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       6,761,001               1,328
------------------------------------------------------------------------------------------------------------------------------------
                    Technology--27.3%
      11,800*       Adaptec, Inc.                                                                        483,800                  95
       7,500*       Altera Corporation                                                                   373,125                  73
      11,300*       Applied Materials, Inc.                                                              444,937                  87




      14,300*       Atmel Corporation                                                                    319,962                  63
      13,400*       Bisys Group, Inc.                                                                    412,050                  81
      12,900*       Broadway & Seymour, Inc.                                                             209,625                  41
      14,000*       Catalyst International, Inc.                                                         161,000                  32
       5,600*       Cerner Corporation                                                                   114,800                  23
       5,500*       Cisco Systems, Inc.                                                                  410,437                  81
       6,850        Computer Associates International, Inc.                                              389,594                  77
      14,000*       Cornerstone Imaging, Inc.                                                            203,000                  40
      15,400*       Data Works Corporation                                                               194,425                  38
      14,000*       Davidson & Associates, Inc.                                                          308,000                  61
       9,700*       Discreet Logic, Inc.                                                                 242,500                  48
      24,800*       EMC Corporation                                                                      381,300                  75
       7,500*       FileNet Corporation                                                                  352,500                  69
      20,500*       Fulcrum Technologies, Inc.                                                           666,250                 131
       5,600*       HCIA, Inc.                                                                           261,800                  51
      14,000*       IDX Systems Corporation                                                              486,500                  96
      13,200*       IMNET Systems, Inc.                                                                  316,800                  62
       6,700*       Informix Corporation                                                                 201,000                  39
      14,900*       Integrated Micro Products PLC (ADR)                                                  275,650                  54
      23,700*       Intersolv                                                                            305,137                  60
       5,300*       Lam Research Corporation                                                             242,475                  48
      17,900*       LSI Logic Corporation                                                                586,225                 115
      11,200*       Mercury Interactive Corporation                                                      204,400                  40
      12,900*       Metatec Corporation                                                                  141,900                  28
      19,500*       MySoftware Company                                                                   248,625                  49




      33,200*       National Semiconductor Corporation                                                   738,700                 145
      14,550*       Oracle Corporation                                                                   616,556                 121
      54,900*       Plasma-Therm, Inc.                                                                   137,250                  27
      21,800*       Premenos Technology Corporation                                                      574,975                 113
      12,500        Reynolds & Reynolds Company                                                          485,938                  95
      18,200*       Saville Systems Ireland (ADR)                                                        259,350                  51
      11,300*       Softkey International, Inc.                                                          261,313                  51
      28,700*       Symantec Corporation                                                                 667,275                 131
      22,500*       System Soft Corporation                                                              253,125                  50
      15,100*       Tower Semiconductor Ltd.                                                             334,088                  66
       5,700*       Veritas Software Corporation                                                         216,600                  43
      13,800*       VLSI Technology, Inc.                                                                250,126                  48
       5,100*       Xilinx, Inc.                                                                         155,550                  31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      13,888,663               2,729
------------------------------------------------------------------------------------------------------------------------------------
                    Telecommunications--6.8%
       6,300*       Ascend Communications, Inc.                                                          511,087                 100
      10,900*       Boston Technology, Inc.                                                              138,975                  27
      19,000        ECI Telecommunications Limited Designs                                               433,437                  85
      16,400        Ericsson (L.M.) Telephone Co. (ADR) Class "B"                                        319,800                  63
       6,000        Motorola, Inc.                                                                       342,000                  67
       5,300*       Netcom On-Line Communication Services, Inc.                                          190,800                  37
       9,100        Nokia Corporation (ADR) Class "A"                                                    353,763                  70
      14,000*       Octel Communications Corporation                                                     451,500                  89



       5,100*       TCSI Corporation                                                                      94,350                  19
      24,100*       Tele-Communications, Inc., Liberty Media Group Class "A"                             647,687                 127
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,483,399                 684
------------------------------------------------------------------------------------------------------------------------------------
                    Transportation--.8%
       2,800*       Celadon Group, Inc.                                                                   25,200                   5
      49,300*       Transportacion Maritima Mexicana SA (ADR)                                            412,888                  81
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         438,088                  86
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Common Stocks (cost $36,077,157)                                   43,202,434               8,488
------------------------------------------------------------------------------------------------------------------------------------
                    CONVERTIBLE BONDS--.3%

                    Health Care/Miscellaneous
        150M        Pacific Physicians Services, Inc., 5 1U2%, 2003 (cost $150,000)                      145,125                  29
------------------------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM CORPORATE NOTES--14.9%

        650M        Appalachian Power, 6%, 1/2/1996                                                      649,892                 128
      1,000M        Dresser Industries, 5.75%, 1/16/1996                                                 997,604                 196
        250M        Ford Motor, 5.70%, 1/11/1996                                                         249,604                  49
        700M        Idaho Power, 5.65%, 1/11/1996                                                        698,902                 138
      1,000M        Lubrizol Corporation, 5.74%, 1/5/1996                                                999,362                 196
      2,000M        Pacific Bell, 5.65%, 1/22/96                                                       1,993,408                 392
      1,600M        Pearson Incorporated, 5.80%, 1/23/1996                                             1,594,329                 313




           400M     Stanley Works, 5.72%, 1/12/1996                                                     399,301                  78
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Short-Term Corporate Notes (cost $7,582,402)                       7,582,402               1,490
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $43,809,559)                            100.1%                      50,929,961              10,007
Excess of Liabilities Over Other Assets                                    (.1)                         (30,000)                 (7)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%                     $50,899,953              10,000
====================================================================================================================================
----------------
* Non-income producing

See notes to financial statements


Portfolio of Investments
First Investors Life Series Fund-Government Fund
December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Amount
                                                                                                                          Invested
                                                                                                                          For Each
     Principal                                                                                                           $10,000 of
      Amount        Security                                                                              Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                    MORTGAGE-BACKED CERTIFICATES--44.9%

        $36M        Federal Home Loan Mortgage Corp., 6 1/2%, 4/1/2024                                 $  36,408           $      38
        133M        Federal Home Loan Mortgage Corp., 6 1/2%, 6/1/2024                                   132,030                 139



      1,066M        Federal Home Loan Mortgage Corp., 6 1/2%, 9/1/2024                                 1,054,647               1,110
        862M        Federal National Mortgage Association, 9%, 10/1/2020                                 911,301                 959
        508M        Government National Mortgage Association, 7 1/2%, 8/15/2025                          523,017                 551
        999M        Government National Mortgage Association, 7 1/2%, 11/15/2025                       1,027,937               1,082
        198M        Government National Mortgage Association, 11 1/2%, 10/15/2012                        222,517                 234
        317M        Government National Mortgage Association, 11 1/2%, 5/15/2015                         356,103                 375
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Mortgage-Backed Certificates (cost $4,211,839)                      4,263,960               4,488
------------------------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS--39.3%

      1,100M        Federal Farm Credit, 8.65%, 10/01/2099                                             1,216,724               1,281
      1,400M        Federal Home Loan Bank, 5.92%, 6/29/2000                                           1,421,875               1,496
      1,000M        Federal National Mortgage Association, 8 1/2%, 2/1/2005                            1,095,000               1,153
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of U.S. Government Agency Obligations (cost $3,733,054)                3,733,599               3,930
------------------------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT OBLIGATIONS--12.9%

      1,150M        U.S. Treasury Note, 6 1/2%, 8/15/2005 (cost $1,177,695)                            1,226,547               1,291
------------------------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM CORPORATE NOTES--1.4%

        130M        Appalachian Power 6%, 1/2/96 (cost $129,957)                                         129,957                 137
------------------------------------------------------------------------------------------------------------------------------------


Total Value of Investments (cost $9,252,545)                                      98.5%               9,354,063                9,846
Other Assets, Less Liabilities                                                     1.5                  146,124                  154
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%              $9,500,187              $10,000
====================================================================================================================================

See notes to financial statements


Portfolio of Investments
First Investors Life Series Fund-Blue Chip Fund
December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Amount
                                                                                                                        Invested
                                                                                                                        For Each
                                                                                                                       $10,000 of
       Shares       Security                                                                            Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--97.7%

                    Apparel/Textiles--.4%
       6,000*       Nine West Group, Inc.                                                              $ 225,000           $      44
------------------------------------------------------------------------------------------------------------------------------------
                    Banks--6.6%
       5,000        Associated Banc-Corp                                                                 204,687                  40
       8,000        Bancorp Hawaii, Inc.                                                                 287,000                  56
      21,900        First Bank System, Inc.                                                            1,086,787                 212
       5,350        First Commercial Corporation                                                         176,550                  35



      10,000        J.P. Morgan & Company, Inc.                                                          802,500                 157
       4,000        Old Kent Financial Corporation                                                       164,500                  32
      15,000        State Street Boston Corporation                                                      675,000                 132
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,397,024                 664
------------------------------------------------------------------------------------------------------------------------------------
                    Business Services--2.9%
      12,000        Dames & Moore, Inc.                                                                  145,500                  28
       7,500*       DST Systems, Inc.                                                                    213,750                  42
      10,000        G & K Services, Inc. Class "A"                                                       255,000                  50
       4,000*       Ionics, Inc.                                                                         174,000                  34
      19,000        Sysco Corporation                                                                    617,500                 121
       5,000*       Tetra Tech, Inc.                                                                     113,750                  22
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,519,500                 297
------------------------------------------------------------------------------------------------------------------------------------
                    Chemicals--4.6%
       7,600        Air Products and Chemicals, Inc.                                                     400,900                  78
      21,600        Engelhard Corporation                                                                469,800                  92
      20,800        Morton International, Inc.                                                           746,200                 146
      13,500        Nalco Chemical Company                                                               406,688                  79
      15,000        Schulman (A.), Inc.                                                                  337,500                  66
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,361,088                 461
------------------------------------------------------------------------------------------------------------------------------------
                    Communication Equipment--5.1%
      32,000        Ericsson (L.M.) Telephone Co. (ADR) Class "B"                                        624,000                 122



      20,000*       General Instrument Corporation                                                       467,500                  92
      10,800        Motorola, Inc.                                                                       615,600                 120
       7,200        Nokia Corporation (ADR) Class "A"                                                    279,900                  55
      13,000*       3COM Corporation                                                                     606,125                 118
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,593,125                 507
------------------------------------------------------------------------------------------------------------------------------------
                    Computers & Office Equipment--3.0%
       9,000*       Compaq Computer Corporation                                                          432,000                  85
      10,800        Hewlett-Packard Company                                                              904,500                 177
      12,800        Sensormatic Electronics Corporation                                                  222,400                  43
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,558,900                 305
------------------------------------------------------------------------------------------------------------------------------------
                    Drugs--5.3%
      10,000*       Alza Corporation                                                                     247,500                  48
      12,500        Pfizer, Inc.                                                                         787,500                 154
      15,000        Rhone-Poulenc Rorer Group, Inc.                                                      798,750                 156
      15,000        Zeneca Group PLC (ADR)                                                               875,625                 171
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,709,375                 529
------------------------------------------------------------------------------------------------------------------------------------
                    Electrical Equipment--2.4%
      11,000        Hubbell, Inc. Class "B"                                                              723,250                 141
      10,000        Juno Lighting, Inc.                                                                  160,000                  31
       9,000*       Littlefuse, Inc.                                                                     330,750                  65
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,214,000                 237



------------------------------------------------------------------------------------------------------------------------------------
                    Electronics--1.9%
      15,700        AMP, Inc.                                                                            602,487                 118
      10,000        Dallas Semiconductor Corporation                                                     207,500                  41
       6,000*       Silicon Valley Group, Inc.                                                           151,500                  30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         961,487                 189
------------------------------------------------------------------------------------------------------------------------------------
                    Energy Services--1.4%
       4,000*       Input/Output, Inc.                                                                   231,000                  45
       6,600        Schlumberger Ltd.                                                                    457,050                  89
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         688,050                 134
------------------------------------------------------------------------------------------------------------------------------------
                    Energy Sources--5.5%
      13,300        Amoco Corporation                                                                    955,937                 187
       9,500*       Barrett Resources Corporation                                                        279,062                  55
      15,500        Burlington Resources, Inc.                                                           608,375                 119
      33,000        Unocal Corporation                                                                   961,125                 188
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,804,499                 549
------------------------------------------------------------------------------------------------------------------------------------
                    Entertaiment Products--1.3%
       6,000*       Coleman Company, Inc. (New)                                                          210,750                  41
       7,000        Harley-Davidson, Inc.                                                                201,250                  39
       8,500*       Speedway Motorsports, Inc.                                                           255,000                  50
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         667,000                 130



------------------------------------------------------------------------------------------------------------------------------------
                    Financial Services--2.9%
      11,500        American Express Company                                                             475,813                  93
       8,320        Federal National Mortgage Association                                              1,032,720                 202
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,508,533                 295
------------------------------------------------------------------------------------------------------------------------------------
                    Food/Beverage/Tobacco--4.0%
       6,000*       Canadaigua Wine Company, Inc. Class "A"                                              195,750                  38
      18,000        Pepsico, Inc.                                                                      1,005,750                 197
       3,400*       Robert Mondavi Corporation Class "A"                                                  93,925                  18
      22,600        Sara Lee Corporation                                                                 720,375                 141
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2,015,800                  394
------------------------------------------------------------------------------------------------------------------------------------
                    Health Services--1.0%
       6,000*       American Medical Response, Inc.                                                      195,000                  38
      30,000*       Beverly Enterprises                                                                  318,750                  62
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         513,750                 100
------------------------------------------------------------------------------------------------------------------------------------
                    Household Products--4.4%
      10,000        Armor All Products Corporation                                                       181,250                  35
       9,000*       Bush Boake Allen, Inc.                                                               246,375                  48
      14,300        Kimberly-Clark Corporation                                                         1,183,325                 231
       7,500        Procter & Gamble Company                                                             622,500                 122
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,233,450                 436



------------------------------------------------------------------------------------------------------------------------------------
                    Insurance--4.0%
       8,175        American International Group, Inc.                                                   756,187                 148
       6,000        American Re Corporation                                                              245,250                  48
       8,000        Frontier Insurance Group, Inc.                                                       256,000                  50
       5,000        General Re Corporation                                                               775,000                 151
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,032,437                 397
------------------------------------------------------------------------------------------------------------------------------------
                    Machinery & Manufacturing--1.8%
      10,500        Donaldson Company                                                                    263,812                  52
       9,100        Minnesota Mining & Manufacturing Company                                             602,875                 118
       2,300        * MSC Industrial Direct Company, Inc. Class "A"                                       63,250                  12
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         929,937                 182
------------------------------------------------------------------------------------------------------------------------------------
                    Media--8.6%
       7,000        ADVO, Inc.                                                                           182,000                  35
      54,000        Comcast Corporation Class "A"                                                        982,127                 192
      12,000        Dun & Bradstreet Corporation                                                         777,000                 152
       9,000        Gannett Company                                                                      552,375                 108
       6,500        Houghton Mifflin Company                                                             279,500                  55
      21,400*       Viacom, Inc. Class "B"                                                             1,013,825                 198
      18,000        Vodafone Group PLC (ADR)                                                             634,500                 124
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       4,421,327                 864



------------------------------------------------------------------------------------------------------------------------------------
                    Medical Products--3.0%
      22,000        Abbott Laboratories                                                                  918,500                 179
      14,500*       Biomet, Inc.                                                                         259,188                  51
       9,000*       Datascope Corporation                                                                216,000                  42
       5,000        Life Technologies, Inc.                                                              136,250                  27
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,529,938                 299
------------------------------------------------------------------------------------------------------------------------------------
                    Paper/Forest Products--1.3%
       8,000        Bemis Company, Inc.                                                                  205,000                  40
      12,000        International Paper Company                                                          454,500                  89
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         659,500                 129
------------------------------------------------------------------------------------------------------------------------------------
                    Real Estate Companies--.5%
      10,000*       Doubletree Corporation                                                               262,500                  51
------------------------------------------------------------------------------------------------------------------------------------
                    Retail--9.0%
      12,000        Arbor Drugs, Inc.                                                                    252,000                  49
      25,000*       AutoZone, Inc.                                                                       721,875                 141
      10,000*       Barnes & Noble, Inc.                                                                 290,000                  57
      10,000*       Gymboree Corporation                                                                 206,250                  40
      11,000        Home Depot, Inc.                                                                     526,625                 103
      18,000        May Department Stores Company                                                        760,500                 149
      19,000        Rite Aid Corporation                                                                 650,750                 127
      10,000*       Sports Authority, Inc.                                                               203,750                  40
       9,300        Talbots, Inc.                                                                        267,375                  52



      32,600        Wal-Mart Stores, Inc.                                                                729,425                 143
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       4,608,550                 901
------------------------------------------------------------------------------------------------------------------------------------
                    Software & Services--8.9%
       9,000*       American Management Systems, Inc.                                                    270,000                  53
       9,000        Automatic Data Processing, Inc.                                                      668,250                 131
       9,000*       Bisys Group, Inc.                                                                    276,750                  54
      12,000*       BMC Software, Inc.                                                                   513,000                 100
       7,000*       Cognos, Inc.                                                                         312,375                  61
      10,800*       Computer Sciences Corporation                                                        758,700                 148
       5,600        First Data Corporation                                                               374,500                  73
       6,300*       Microsoft Corporation                                                                552,825                 108
      13,000*       Policy Management Systems Corporation                                                619,125                 121
      10,700*       Systems & Computer Technology Corporation                                            212,663                  42
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       4,558,188                 891
------------------------------------------------------------------------------------------------------------------------------------
                    Telephone--5.1%
      19,700        A T & T Corp.                                                                      1,275,575                 249
       7,000        Century Telephone Enterprises                                                        222,250                  43
      13,900        MCI Communications Corporation                                                       363,137                  71
      14,300*       MFS Communications Company, Inc.                                                     761,475                 149
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,622,437                 512
------------------------------------------------------------------------------------------------------------------------------------
                    Transportation--.9%
       9,500        Air Express International Corporation                                                218,500                  42




       4,000        Airborne Freight                                                                     106,500                  21
       7,000        Werner Enterprises, Inc.                                                             141,750                  28
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         466,750                  91
------------------------------------------------------------------------------------------------------------------------------------
                    Travel & Leisure--1.9%
      10,000*       Landry's Seafood Restaurants, Inc.                                                   170,625                  33
       8,000        McDonald's Corporation                                                               361,000                  71
      18,000        Southwest Airlines Company                                                           418,500                  82
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         950,125                 186
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Common Stocks (cost $41,695,820)                                   50,012,270               9,774
------------------------------------------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENTS--2.0%

         1,004M     Morgan Stanley Securities, Inc. 5 1/2%, 1/2/96, (collateralized by
                     $730M U.S. Treasury Note, 9 1/4%, 2/15/16) (cost $1,004,000)                      1,004,000                 196
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $42,699,820)                               99.7%                     51,016,270               9,970
Other Assets, Less Liabilities                                                .3                         154,953                  30
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%                    $51,171,223             $10,000
====================================================================================================================================
* Non-income producing

See notes to financial statements


Portfolio of Investments
First Investors Life Series Fund-High Yield Fund
December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Amount
                                                                                                                          Invested
                                                                                                                          For Each
     Principal                                                                                                           $10,000 of
      Amount        Security                                                                            Value             Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS--87.8%

                    Aerospace/Defense--2.5%
       $500M        Fairchild Industries, Inc., 12 1/4%, 1999                                          $ 535,000           $     127
        500M        Howmet Corp., 10%, 2003 (Note 4)                                                     520,000                 124
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,055,000                 251
------------------------------------------------------------------------------------------------------------------------------------
                    Apparel/Textiles--1.4%
        600M        Westpoint Stevens, Inc., 9 3/8%, 2005                                                594,000                 142
------------------------------------------------------------------------------------------------------------------------------------
                    Automotive--3.7%
        800M        SPX Corp., 11 3/4%, 2002                                                             852,000                 204
        700M        Walbro Corp., 9 7/8%, 2005 (Note 4)                                                  703,500                 168
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,555,500                 372


------------------------------------------------------------------------------------------------------------------------------------
                    Chemicals--4.6%
      1,000M        Harris Chemical North America, Inc., 0%-10 1/4%, 2001                                973,750                 232
        600M        Rexene Corp., 11 3/4%, 2004                                                          637,500                 152
        300M        Synthetic Industries, Inc., 12 3/4%, 2002                                            295,500                  71
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1,906,750            455
------------------------------------------------------------------------------------------------------------------------------------
                    Computers/Software/Business Equipment--1.2%

        500M        Bell & Howell Co., 10 3/4%, 2002                                                     533,750                 127
------------------------------------------------------------------------------------------------------------------------------------
                    Consumer Products--1.8%
        700M        Herff Jones, Inc., 11%, 2005                                                         752,500                 180
------------------------------------------------------------------------------------------------------------------------------------
                    Electrical Equipment--3.3%
        700M        Essex Group, Inc., 10%, 2003                                                         693,000                 165
        700M        IMO Industries, Inc., 12%, 2001                                                      714,000                 171
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1,407,000            336
------------------------------------------------------------------------------------------------------------------------------------
                    Energy--9.0%
      1,000M        Clark R & M Holdings, Inc., 0%, 2000                                                 667,500                 159
        700M        Falcon Drilling Co., Inc., 12 1/2%, 2005                                             770,000                 184
        800M        Giant Industries, Inc., 9 3/4%, 2003                                                 812,000                 194
        800M        United Meridian Corp., 10 3/8%, 2005                                                 850,000                 203
        650M        Vintage Petroleum, Inc., 9%, 2005                                                    658,936                 157




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,758,436                 897
------------------------------------------------------------------------------------------------------------------------------------
                    Financial Services--2.1%
        700M        American Life Holding Co., 11 1/4%, 2004                                             735,000                 176
        260M        Lomas Mortgage, USA, 10 1/4%, 2002 (Defaulted) (Note 7)                              131,300                  31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         866,300                 207
------------------------------------------------------------------------------------------------------------------------------------
                    Food/Beverage/Tobacco--1.5%
        600M        Van de Kamps, Inc., 12%, 2005 (Note 4)                                               624,000                 149
------------------------------------------------------------------------------------------------------------------------------------
                    Gaming/Lodging--3.0%
        650M        GB Property Funding, Inc., 10 7/8%, 2004                                             570,375                 136
        700M        Showboat, Inc., 9 1/4%, 2008                                                         707,000                 169
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,277,375                 305
------------------------------------------------------------------------------------------------------------------------------------
                    Healthcare--9.5%
        750M        Abbey Healthcare Group, Inc., 9 1/2%, 2002                                           798,750                 191
        700M        Genesis Healthcare, Inc., 9 3/4%, 2005                                               742,000                 177
        600M        Integrated Health Services, Inc., 9 5/8%, 2002                                       613,500                 146
        400M        Integrated Health Services, Inc., 10 3/4%, 2004                                      430,000                 103
        500M        Mediq/PRN Life Support Services, Inc., 11 1/8%, 1999                                 500,000                 119
        800M        Tenet Healthcare Corp., 10 1/8%, 2005                                                889,000                 212
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                      3,973,250            948
------------------------------------------------------------------------------------------------------------------------------------
                    Media/Cable Television--16.3%
      1,000M        Act III Broadcasting, Inc., 10 1/4%, 2005                                          1,022,500                 244
        600M        Adelphia Communications, Inc., 9 7/8%, 2005                                          546,000                 130
      1,000M        Affiliated Newspaper Investments, 0%-13 1/4%, 2006                                   595,000                 142
      1,000M        Bell Cablemedia PLC, 0%-11.95%, 2004                                                 707,500                 169
        500M        Diamond Cable Communications PLC, 0%-11 3/4%, 2005                                   295,625                  71
      1,400M        Echostar Communications Corp., 0%-12 7/8%, 2004                                      945,000                 226
        500M        Garden State Newspapers, Inc., 12%, 2004                                             507,500                 121
        750M        Outdoor Systems, Inc., 10 3/4%, 2003                                                 727,500                 174
        400M        PanAmSat Capital Corp., 0%-11 3/8%, 2003                                             326,000                  78
        500M        Rogers Cablesystems, Inc., 10%, 2005                                                 539,375                 129
        600M        World Color Press, Inc., 9 1/8%, 2003                                                621,000                 148
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       6,833,000               1,632
------------------------------------------------------------------------------------------------------------------------------------
                    Mining/Metals--6.4%
        634M        Carbide/Graphite Group, Inc., 11 1/2%, 2003                                          687,099                 164
        800M        Gulf States Steel, Inc., 13 1/2%, 2003 (Note 4)                                      724,000                 173
        900M        WCI Steel, Inc., 10 1/2%, 2002                                                       875,250                 209
        400M        Wheeling-Pittsburgh Steel Corp., 9 3/8%, 2003                                        378,000                  90
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,664,349                 636
------------------------------------------------------------------------------------------------------------------------------------




                    Miscellaneous--1.8%
        700M        Monarch Marking Systems, Inc., 12 1/2%, 2003                                         735,000                 175
------------------------------------------------------------------------------------------------------------------------------------
                    Paper/Forest Products--9.0%
        500M        Container Corp., 11 1/4%, 2004                                                       517,500                 124
        500M        Gaylord Container Corp., 11 1/2%, 2001                                               516,250                 123
        800M        Rainy River Forest Products Co., Inc., 10 3/4%, 2001                                 883,000                 211
        800M        S.D. Warren Co., Inc., 12%, 2004                                                     884,000                 211
      1,000M        Stone Container Corp., 9 7/8%, 2001                                                  976,250                 233
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      3,777,000            902
------------------------------------------------------------------------------------------------------------------------------------
                    Retail-Food/Drug--1.9%
        800M        P&C Food Markets, Inc., 11 1/2%, 2001                                                784,000                 187
------------------------------------------------------------------------------------------------------------------------------------
                    Retail-General Merchandise--1.7%
          1M        Barry's Jewelers, Inc., 12 5/8%, 1996                                                    505                --
        750M        General Host Co., Inc., 11 1/2%, 2002                                                708,750                 169
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        709,255            169
------------------------------------------------------------------------------------------------------------------------------------
                    Telecommunications--5.9%
      1,500M        American Communication Services, Inc., 0%-13%, 2005 (Note 4)                         825,000                 197
        750M        CAI Wireless Systems, Inc., 12 1/4%, 2002                                            804,375                 192
        800M        Metrocall, Inc., 10 3/8%, 2007                                                       852,000                 203
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                       2,481,375                 592
------------------------------------------------------------------------------------------------------------------------------------
                    Transportation--1.2%
        500M        Trism, Inc., 10 3/4%, 2000                                                           487,500                 116
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Corporate Bonds (cost $36,067,586)                                 36,775,340               8,778
------------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--.7%
                    Financial Services--.2%
       4,000*       Olympic Financial Ltd.                                                                65,000                  16
------------------------------------------------------------------------------------------------------------------------------------
                    Gaming/Lodging--.0%
       1,620*       Divi Hotels, Inc.                                                                        122                --
       2,000*       Goldriver Hotel & Casino Corp., Series "B"                                               374                --
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             496                --
------------------------------------------------------------------------------------------------------------------------------------
                    Media/Cable Television--.5%
       1,000*       Affiliated Newspaper Investments                                                      25,000                   6
       8,400*       Echostar Communications Class "A"                                                    203,700                  48
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         228,700                  54
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Common Stocks (cost $85,096)                                          294,196                  70
------------------------------------------------------------------------------------------------------------------------------------
                    PREFERRED STOCKS--6.1%

                    Financial Services--4.4%
       7,000        California Federal Bank, 10 5/8%, Series "B"                                         759,500                 181




      10,000        First Nationwide Bank, 11  1/2%                                                    1,110,000                 265
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,869,500                 446
------------------------------------------------------------------------------------------------------------------------------------
                    Media/Cable Television--.9%
         318        PanAmSat Capital Corp., 12 3/4%                                                      358,594                  86
------------------------------------------------------------------------------------------------------------------------------------
                    Paper/Forest Products--.8%
      10,800*       S.D. Warren Co., Inc., 14%                                                           345,600                  82
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Preferred Stocks (cost $2,319,845)                                  2,573,694                 614
------------------------------------------------------------------------------------------------------------------------------------
                    WARRANTS--.2%
                    Financial Services--.0%
          18*       Reliance Group Holdings, Inc. (expiring 1/28/97)                                          31                --
------------------------------------------------------------------------------------------------------------------------------------
                    Gaming/Lodging--.1%
         200*       Goldriver Finance Corp., Liquidating Trust                                             3,000                   1
       4,200*       President Riverboat Casinos, Inc. (expiring 9/23/96) (Note 4)                         12,600                   3
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          15,600                   4
------------------------------------------------------------------------------------------------------------------------------------
                    Mining/Metals--.0%
         800        * Gulf State Steel Acquisition Corp. (expiring 4/1/03) (Note 4)                          400                --
------------------------------------------------------------------------------------------------------------------------------------
                    Paper/Forest Products--.1%
      10,800*       S.D. Warren Co., Inc. (expiring 12/15/06) (Note 4)                                    54,000                  13




------------------------------------------------------------------------------------------------------------------------------------
                    Retail-General Merchandise--.0%
         100*       Payless Cashways, Inc. (expiring 11/1/96)                                                 25                --
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Warrants (cost $5,375)                                                 70,056                  17
------------------------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM CORPORATE NOTES--3.6%

     $1,250M        Appalachian Power Company, 6%, 1/2/96                                              1,249,792                 298
        250M        Massachusetts Electric Company, 5.85%, 1/9/96                                        249,674                  60
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Short-Term Corporate Notes (cost $1,499,466)                        1,499,466                 358
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $39,977,368)                             98.4%                       41,212,752               9,837
Other Assets, Less Liabilities                                             1.6                           681,209                 163
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%                      $41,893,961             $10,000
====================================================================================================================================
* Non-income producing

See notes to financial statements


Portfolio of Investments
First Investors Life Series Fund-International Securities Fund
December 31, 1995




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Amount
                                                                                                                           Invested
                                                                                                                           For Each
                                                                                                                          $10,000 of
      Shares        Security                                                                              Value           Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--95.0%

                    United States--23.6%
       5,625        American International Group, Inc.                                                 $ 520,313           $     127
       6,500        American Re Corporation                                                              265,688                  65
       4,000        * AMR Corporation                                                                    297,000                  72
       8,500        A T & T Corp.                                                                        550,375                 134
       2,000        Capital Cities/ABC, Inc.                                                             246,750                  60
       7,500        Dow Chemical Company                                                                 527,813                 129
       7,000        Exxon Corporation                                                                    560,875                 137
       2,500        Federal National Mortgage Association                                                310,313                  76
       6,000        General Electric Company                                                             432,000                 105
       5,000        Gillette Company                                                                     260,625                  64
       4,000        Hewlett-Packard Company                                                              335,000                  82
      16,000        International Paper Company                                                          606,000                 148
       9,500        J.C. Penney Company                                                                  452,438                 110
       6,000        Johnson & Johnson                                                                    513,750                 125
       7,000        Kimberly Clark Corporation                                                           579,250                 141
      15,000        MCI Communications                                                                   391,875                  96
       4,000        Minnesota Mining & Manufacturing Company                                             265,000                  65




       5,000        Pepsico, Inc.                                                                        279,375                  68
      10,000        Pharmacia & Upjohn, Inc.                                                             387,500                  94
         700*       Schweitzer-Mauduit International, Inc.                                                16,188                   4
      21,000        Unocal Corporation                                                                   611,625                 149
         696*       Viacom Inc., Class "A"                                                                31,929                   8
       8,273*       Viacom Inc., Class "B"                                                               391,933                  96
      22,000        Wal-Mart Stores                                                                      492,250                 120
       8,300        York International Corporation                                                       390,100                  95
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       9,715,965               2,370
------------------------------------------------------------------------------------------------------------------------------------
                    Japan--15.5%
       8,400        Canon Sales Company Ltd.                                                             223,941                  56
      50,000        Chichibu Onoda Cement Company                                                        267,080                  65
      19,000        Chugai Pharmaceutical                                                                182,168                  45
      17,000        Dai Nippon Printing Company Ltd.                                                     288,410                  70
       5,000        Ito Yokado Company Ltd.                                                              308,284                  76
      35,000        Kawasaki Heavy Industries                                                            161,168                  39
      51,000        Kawasaki Steel                                                                       177,990                  43
      20,000        Keio Teito Railway                                                                   116,526                  28
       1,000        Kyocera Corporation                                                                   74,357                  19
       1,000        Kyoritsu Air Technology, Inc.                                                         10,858                   3
       2,000        Mabuchi Motor Company Ltd.                                                           124,477                  30
      10,000        Matsushita Electric Industrial Company Ltd.                                          162,866                  40
      22,000        Minebea Company Ltd.                                                                 184,699                  45
       6,000        Mitsubishi Bank Ltd.                                                                 141,345                  34
      28,000        Mitsui Petrochemical Industries                                                      229,370                  56




       2,000        Murata Manufacturing Company Ltd.                                                     73,678                  18
       2,000        Nihon Jumbo Company Ltd.                                                              69,994                  17
      16,000        Nippon Express                                                                       154,179                  38
          25        Nippon Telegraph & Telephone Corp.                                                   202,372                  49
      92,000        * NKK Corporation                                                                    247,940                  60
      14,000        Nomura Securities Company Ltd.                                                       305,375                  74
       6,000        Orix Corporation                                                                     247,208                  60
       2,000        Riso Kagaku Corporation                                                              168,877                  41
      15,000        Sakura Bank Ltd.                                                                     190,496                  46
       1,000        Sankyo Company Ltd.                                                                   22,491                   5
       4,000        Sanwa Bank Ltd.                                                                       81,433                  20
       1,500        Sanyo Shinpan Finance Company Ltd.                                                   123,604                  30
       5,000        Secom Company Ltd.                                                                   348,031                  85
       3,000        Sekisui Chemical Company                                                              44,207                  11
       7,400        Shimamura Corporation                                                                286,239                  70
      21,000        Showa Corporation                                                                    161,034                  39
       4,000        Sony Corporation                                                                     240,035                  59
      20,000        Sumitimo Marine & Fire                                                               164,418                  40
      40,000        Sumitomo Realty & Development                                                        283,076                  69
      16,000        Sumitomo Trust and Banking                                                           226,462                  55
       5,000        Toda Construction Company Ltd.                                                        43,383                  11
       1,000        Tsutsumi Jewelry Company Ltd.                                                         50,120                  12
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       6,388,191               1,558
------------------------------------------------------------------------------------------------------------------------------------
                    France--5.7%




       6,000        Banque Nationale De Paris                                                            271,022                  66
         800        Canal Plus SA                                                                        150,172                  37
       2,430        Compagnie De Saint Gobain                                                            269,316                  66
       1,301        Euro Rscg Worldwide SA                                                               106,413                  26
       1,019        Groupe Danone                                                                        168,361                  41
         900        Peugeot Citroen SA                                                                   118,886                  29
       5,600        Renault SA                                                                           161,459                  39
      14,500        Rhone-Poulenc SA Series "A"                                                          311,028                  76
       2,334        Societe Generale Paris                                                               288,744                  70
       2,200        Technip SA                                                                           151,604                  37
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,343,158                 571
------------------------------------------------------------------------------------------------------------------------------------
                    United Kingdom--5.4%
      18,000        Associated British Foods PLC                                                         103,122                  25
      26,500        Bass PLC                                                                             295,822                  72
     262,000        BET PLC                                                                              516,612                 126
      30,000        Body Shop International PLC                                                           70,797                  17
      60,000        British Steel PLC                                                                    151,608                  37
      15,000        British Telecommunictions PLC                                                         82,443                  20
      36,000        Northern Foods PLC                                                                    95,576                  23
      20,244        Powergen PLC                                                                         167,367                  41
      30,000        Royal Insurance Holdings PLC                                                         177,927                  43
      60,000        Tomkins PLC                                                                          262,698                  65
      80,000        Vodafone Group PLC                                                                   286,920                  70
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,210,892                 539
------------------------------------------------------------------------------------------------------------------------------------
                    Netherlands--4.8%
      20,000        Elsevier NV CVA                                                                      267,000                  66



       9,301        International Nederlanden Groep NV CVA                                               622,004                 152
       3,500        Unilever NV CVA                                                                      492,361                 120
      14,000        Vendex International NV (BDR)                                                        416,597                 102
       1,250        Verenigd Bezit VNU                                                                   171,789                  42
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,969,751                 482
------------------------------------------------------------------------------------------------------------------------------------
                    Germany--4.0%
       1,400        Bayer AG                                                                             370,229                  90
         200        Beiersdorf AG                                                                        137,639                  34
         350        Daimler-Benz AG                                                                      177,045                  43
         500        Degussa AG                                                                           168,730                  41
       3,000        Deutsche Bank AG                                                                     142,740                  35
         300        Karstadt AG                                                                          123,246                  30
         850        Mannesmann AG                                                                        271,223                  66
       5,500        Veba AG                                                                              235,943                  58
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,626,795                 397
------------------------------------------------------------------------------------------------------------------------------------
                    Spain--3.9%
       2,300        Acerinox SA Regd                                                                     232,624                  57
      14,000        Banco Bilbao Vizcaya                                                                 504,301                 123
       4,000        Empresa Nacional De Electricidad SA                                                  226,516                  55
       3,200        Empresa Nacional De Electricidad SA (ADR)                                            183,200                  45
      11,000        Repsol SA (ADR)                                                                      361,625                  88
       7,500        Telefonica De Espana                                                                 103,861                  25
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,612,127                 393
------------------------------------------------------------------------------------------------------------------------------------



                    Australia--3.9%
      11,205        Advance Bank of Australia                                                             89,851                  22
      50,892        Amcor Ltd.                                                                           359,638                  88
      55,159        Australia & New Zealand Banking Group                                                258,905                  63
      44,660        Broken Hill Proprietary Ltd.                                                         631,197                 154
      16,246        National Australia Bank Ltd.                                                         146,225                  35
       6,200        Qantas Airways (ADR) (Note 4)                                                        103,308                  25
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,589,124                 387
------------------------------------------------------------------------------------------------------------------------------------
                    Norway--3.7%
      45,200        Christiania Bank OG                                                                  105,881                  26
       8,378        Hafslund Nyco Series "A" Free                                                        219,467                  54
       8,500        Kvaerner AS Series "A"                                                               301,368                  72
       9,000        Orkla AS Class "A"                                                                   448,728                 109
      33,000        Saga Petroleum "A" Free                                                              441,365                 108
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,516,809                 369
------------------------------------------------------------------------------------------------------------------------------------
                    Hong Kong--3.3%
      94,099        Hong Kong Telecom                                                                    167,948                  41
      58,000        Hutchison Whampoa Ltd.                                                               353,313                  86
      42,000        Sun Hung Kai Properties                                                              343,572                  84
      63,000        Swire Pacific Class "A"                                                              488,880                 119
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,353,713                 330



------------------------------------------------------------------------------------------------------------------------------------
                    Switzerland--3.0%
         535        Ciba Geigy AG Regd                                                                   471,929                 114
         580        Nestle AG Regd                                                                       643,184                 157
         250        Sulzer AG PC                                                                         133,620                  33
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,248,733                 304
------------------------------------------------------------------------------------------------------------------------------------
                    Singapore--2.8%
      34,000        Development Bank of Singapore                                                        423,055                 104
      55,000        Keppel Corporation                                                                   489,935                 119
      18,000        Overseas Chinese Banking Corporation Ltd.                                            225,243                  55
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,138,233                 278
------------------------------------------------------------------------------------------------------------------------------------
                    Sweden--1.7%
       8,100        Astra AB Series "A" Free                                                             323,891                  78
      14,000        Avesta Sheffield AB Free                                                             123,581                  30
      11,000*       BT Industries AB                                                                     121,167                  30
      11,000        Stora Kopparbergs Bergslags Series "A"                                               129,466                  32
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         698,105                 170
------------------------------------------------------------------------------------------------------------------------------------
                    Italy--1.6%
     160,000        Banca Commercial Italiana                                                            341,904                  83
     199,000        Telecom Italia SPA                                                                   309,823                  76
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                        651,727            159
------------------------------------------------------------------------------------------------------------------------------------
                    Denmark--1.6%
      21,700        Tele Danmark A/S Class "B" (ADR)                                                     599,463                 146
       1,000        Unidanmark A/S Class "A" Regd                                                         49,623                  12
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         649,086                 158
------------------------------------------------------------------------------------------------------------------------------------
                    Canada--1.6%
      35,000        Canadian Pacific Ltd.                                                                634,375                 155
------------------------------------------------------------------------------------------------------------------------------------
                    New Zealand--1.3%
     423,000        Brierley Investments Ltd.                                                            334,593                  82
      84,000        Carter Holt Harvey Ltd.                                                              181,213                  44
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         515,806                 126
------------------------------------------------------------------------------------------------------------------------------------
                    Finland--1.2%
      70,000*       Merita Bank Ltd.                                                                     177,331                  43
       3,000        Metsa Serla OY Class "B"                                                              92,584                  23
       5,500*       Nokia Corporation Class "A" (ADR)                                                    213,813                  52
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         483,728                 118
------------------------------------------------------------------------------------------------------------------------------------
                    Philippines--1.1%
      22,000*       Philippine National Bank                                                             243,239                  59
     204,600*       Pilipino Telephone                                                                   206,707                  50
------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        449,946            109
------------------------------------------------------------------------------------------------------------------------------------
                    Mexico--.9%
      19,000        Cementos De Mexico SA Class "A"                                                       62,883                  15
      24,000        Fomento Economico Mexicano SA Class "B"                                               54,013                  13
      13,000*       Grupo Carso SA Class "A"                                                              70,190
       6,000        Kimberly Clark De Mexico SA Class "A"                                                 90,645                  22
      10,700*       Transportacion Maritima Mexicana SA Class "A" (ADR)                                   80,250                  20
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         357,981                  87
------------------------------------------------------------------------------------------------------------------------------------
                    Thailand--.7%
       5,000        Bangkok Bank Public Company Ltd. Foreign Regd                                         60,740                  15
      49,200        Bangkok Metropolitan Bank Public Company Ltd.                                         45,898                  11
     192,800        Bangkok Metropolitan Bank Public Company Ltd. Foreign Regd                           183,681                  45
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         290,319                  71
------------------------------------------------------------------------------------------------------------------------------------
                    Malaysia--.6%
      98,000        Sime Darby Berhad                                                                    260,543                  64
------------------------------------------------------------------------------------------------------------------------------------
                    Austria--.6%
       1,800        EVN                                                                                  247,560                  60
------------------------------------------------------------------------------------------------------------------------------------
                    Belgium--.5%
       5,000        Delhaize Le Lion                                                                     207,277                  50
------------------------------------------------------------------------------------------------------------------------------------




                    Portugal--.5%
      10,700*       Portugal Telecom (ADR)                                                               203,300                  50
------------------------------------------------------------------------------------------------------------------------------------
                    Brazil--.4%
       7,000        Electrobras ON (ADR)                                                                  94,709                  23
      10,000        Usiminas Siderurg Minas (ADR)                                                         81,281                  20
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         175,990                  43
------------------------------------------------------------------------------------------------------------------------------------
                    Indonesia--.4%
      49,000        Jaya Real Property Foreign Regd                                                      131,795                  32
       7,500        Semen Gresik (Note 4)                                                                 20,993                   5
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         152,788                  37
------------------------------------------------------------------------------------------------------------------------------------
                    Chile-- .3%
       1,500        Compania De Telecomunicaciones De Chile SA (ADR)                                     124,313                  30
------------------------------------------------------------------------------------------------------------------------------------
                    Argentina--.3%
       2,000        Telefonica De Argentina SA Class "B" (ADR)                                            54,500                  13
       3,000        YPF SA Class "D" (ADR)                                                                64,875                  16
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         119,375                  29
------------------------------------------------------------------------------------------------------------------------------------
                    India--.1%
       2,000        ITC Ltd. (GDR) (Note 4)                                                               14,276                   3
       1,000        Reliance Industries Ltd. (GDS) (Note 4)                                               14,000                   4




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          28,276                   7
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Common Stocks (cost $32,506,045)                                   38,963,986               9,501
------------------------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT OBLIGATIONS--1.7%

        300M        United States Treasury Bill, 5.33%, 1/25/96                                          298,934                  73
        300M        United States Treasury Bill, 5.34%, 1/25/96                                          298,933                  73
        100M        United States Treasury Bill, 5.35%, 1/25/96                                           99,643                  24
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of U.S. Government Obligations (cost $697,510)                           697,510                 170
------------------------------------------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENTS--2.7%

         1,116M     Aubrey G. Lanston & Co., Inc., 5.90%, 1/2/96 (collateralized by $1,115M
                      U.S. Treasury Notes, 61/4%, 12/31/1996) (cost $1,116,000                         1,116,000                 272
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $34,319,555)                                           99.4%         40,777,496               9,943
Other Assets, Less Liabilities                                                            .6             234,066                  57
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%        $41,011,562             $10,000
====================================================================================================================================
* Non-income producing

See notes to financial statements


Portfolio of Investments
First Investors Life Series Fund-International Securities Fund
At December 31, 1995, sector diversification of the Portfolio was as follows
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Percentage
Sector Diversification                                                                          of Net Assets               Value
------------------------------------------------------------------------------------------------------------------------------------
Banks                                                                                               11.8%                 $4,820,123
Food/Beverage/Tobacco                                                                                7.2                   2,943,894
Drugs                                                                                                6.8                   2,802,453
Telephone                                                                                            6.8                   2,794,608
Retail                                                                                               6.0                   2,452,977
Business Services                                                                                    5.9                   2,391,958
Energy Sources                                                                                       5.8                   2,386,518
Metals & Minerals                                                                                    5.5                   2,266,493
Media                                                                                                4.5                   1,855,278
Real Estate Companies                                                                                3.9                   1,600,636
Paper Forest Products                                                                                3.7                   1,529,540
Transportation                                                                                       3.3                   1,358,739
Electric Utilities                                                                                   2.8                   1,155,295
Insurance                                                                                            2.8                   1,128,346
Electrical Equipment                                                                                 2.7                   1,107,745
Financial Services                                                                                   2.6                   1,073,885
Household Products                                                                                   2.6                   1,048,311
Machinery & Manufacturing                                                                            2.0                     826,120
Chemicals                                                                                            1.9                     771,183
Automotive                                                                                           1.5                     618,424
Computers & Office Equipment                                                                         1.2                     503,877
Entertainment Products                                                                               1.0                     402,901
Travel & Leisure                                                                                     1.0                     400,308



Electronics                                                                                           .8                     332,734
Communications Equipment                                                                              .5                     213,813
Medical Products                                                                                      .3                     133,620
Housing                                                                                               .1                      44,207
U.S. Government Obligations                                                                          1.7                     697,510
Repurchase Agreements                                                                                2.7                   1,116,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                   99.4                  40,777,496
Other Assets, Less Liabilities                                                                        .6                     234,066
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                         100.0%                $41,011,562
====================================================================================================================================

See notes to financial statements



Portfolio of Investments
First Investors Life Series Fund-Investment Fund
December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Amount
                                                                                                                          Invested
                                                                                                                          For Each
      Principal                                                                                                          $10,000 of
       Amount       Security                                                                              Value           Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS--80.1%

                    Aerospace/Defense--5.2%
       $300M        Boeing Co., 6.35%, 2003                                                            $ 308,038           $     189
        250M        Lockheed Corp., 6 3/4%, 2003                                                         261,500                 161
        250M        Rockwell International Corp., 8 3/8%, 2001                                           279,481                 172
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         849,019                 522
------------------------------------------------------------------------------------------------------------------------------------
                    Automotive--1.5%
        250M        Hertz Corporation, 6 3/8%, 2005                                                      251,252                 155
------------------------------------------------------------------------------------------------------------------------------------
                    Building Materials--.7%
        100M        Masco Corp., 9%, 2001                                                                114,198                  70
------------------------------------------------------------------------------------------------------------------------------------
                    Chemicals--2.0%
        300M        Lubrizol Corp., 7 1/4%, 2025                                                         330,011                 203
------------------------------------------------------------------------------------------------------------------------------------
                    Conglomerates--3.7%
        300M        Hanson Overseas, B.V., 7 3/8%, 2003                                                  322,127                 198
        250M        Tenneco, Inc., 7 7/8%, 2002                                                          272,987                 168
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         595,114                 366
------------------------------------------------------------------------------------------------------------------------------------
                    Consumer Non-Durables--2.1%
        300M        American Home Products Corp., 7.90%, 2005                                            338,058                 208
------------------------------------------------------------------------------------------------------------------------------------
                    Consumer Products--1.6%
        250M        Mattel, Inc., 6 3/4%, 2000                                                           256,530                 158




------------------------------------------------------------------------------------------------------------------------------------
                    Electric & Gas Utilities--11.7%
        250M        Baltimore Gas & Electric Co., 6 1/2%, 2003                                           256,517                 158
        200M        Carolina Power & Light Co., 7 3/4%, 2003                                             205,174                 126
        200M        Commonwealth Edison, 8 1/4%, 2006                                                    228,141                 140
        250M        Duke Power Co., 5 7/8%, 2003                                                         244,550                 150
        200M        Kansas Gas & Electric Co., 7.60%, 2003                                               215,688                 133
         75M        Old Dominion Electric Cooperative, 7.97%, 2002                                        81,425                  50
        300M        Pennsylvania Power & Light Co., 6 7/8%, 2003                                         311,728                 192
        250M        Philadelphia Electric Co., 8%, 2002                                                  272,850                 168
         75M        Southwestern Electric Power Co., 7%, 2007                                             80,152                  49
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,896,225               1,166
------------------------------------------------------------------------------------------------------------------------------------
                    Energy--2.2%
        315M        Baroid Corp., 8%, 2003                                                               349,495                 215
------------------------------------------------------------------------------------------------------------------------------------
                    Financial Services--10.9%
         75M        Banc One Corp., 7 1/4%, 2002                                                          79,896                  49
         40M        BankAmerica Corp., 9 1/2%, 2001                                                       46,315                  28
        200M        Barnett Banks, Inc., 8 1/2%, 1999                                                    215,391                 132
        300M        Chemical Bank, Inc., 7%, 2005                                                        316,138                 194
        200M        Citicorp, 8%, 2003                                                                   221,008                 136
        150M        First Union Corp., 8 1/8%, 2002                                                      165,956                 102
        250M        Mellon Bank N.A., 6 1/2%, 2005                                                       254,963                 157





         50M        Meridian Bancorp, 7 7/8%, 2002                                                        54,849                  34
         75M        Morgan Guaranty Trust Co., 7 3/8%, 2002                                               80,537                  50
        300M        Nationsbank Corporation., 8 1/8%, 2002                                               331,500                 204
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,766,553               1,086
------------------------------------------------------------------------------------------------------------------------------------
                    Food/Beverage/Tobacco--5.0%
        250M        Anheuser Busch Companies, Inc., 7%, 2005                                             262,918                 162
         25M        Coca-Cola Enterprises, Inc., 7 7/8%, 2002                                             27,492                  17
        300M        Hershey Foods Corp., 6.70%, 2005                                                     316,265                 194
        200M        Philip Morris Cos., Inc., 7 1/8%, 2002                                               209,819                 129
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         816,494                 502
------------------------------------------------------------------------------------------------------------------------------------
                    Food Services--1.6%
        250M        McDonalds Corporation, 6 5/8%, 2005                                                  258,432                 159
------------------------------------------------------------------------------------------------------------------------------------

                    Healthcare--2.0%
        300M        Columbia /HCA Healthcare, 7.69%, 2025                                                332,035                 204
------------------------------------------------------------------------------------------------------------------------------------
                    Investment/Finance Companies--6.0%
        300M        Associates Corp. of North America, 7 7/8%, 2001                                      327,871                 202
        300M        General Electric Capital Corp., 7 7/8%, 2006                                         343,325                 211
        300M        General Motors Acceptance Corp., 7 1/8%, 1999                                        312,301                 192
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                         983,497                 605
------------------------------------------------------------------------------------------------------------------------------------
                    Media/Cable Television--5.0%
        300M        New York Times Co., Inc., 7 5/8%, 2005                                               333,111                 205
        250M        PanAmSat Capital Corp., 9 3/4%, 2000                                                 263,750                 162
        200M        Tele-Communications, Inc., 8 1/4%, 2003                                              217,718                 134
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         814,579                 501
------------------------------------------------------------------------------------------------------------------------------------
                    Natural Gas--1.9%
        300M        Columbia Gas System, Inc., 6.80%, 2005                                               309,953                 191
------------------------------------------------------------------------------------------------------------------------------------
                    Oil/Natural Gas--1.7%
        250M        BP America, Inc., 7 7/8%, 2002                                                       276,599                 170
------------------------------------------------------------------------------------------------------------------------------------
                    Paper/Forest Prod/cts--3.4%
        100M        S. D. Warren Company, 12%, 2004                                                      110,500                  67
        150M        Stone Container Corp., 10 3/4%, 2002                                                 155,813                  96
        250M        Temple Inland, Inc., 9%, 2001                                                        285,606                 176
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         551,919                 339
------------------------------------------------------------------------------------------------------------------------------------
                    Retail-General Merchandise--1.5%
        250M        Penney J.C. & Co., 6 1/8%, 2003                                                      250,904                 154
------------------------------------------------------------------------------------------------------------------------------------
                    Technology--3.4%
        250M        International Business Machines Corp., 6 3/8%, 2000                                  256,290                 158



        275M        Xerox Corp., 7.15%, 2004                                                             293,085                 180
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         549,375                 338
------------------------------------------------------------------------------------------------------------------------------------
                    Telephone--7.0%
         30M        GTE Corp., 8.85%, 1998                                                                31,832                  20
        350M        MCI Communication Corp., 7 1/2%, 2004                                                384,448                 236
        250M        New Jersey Bell Telephone Co., 7 3/8%, 2012                                          258,419                 159
        200M        Pacific Bell Telephone Co., 7%, 2004                                                 210,376                 129
        250M        Southern Bell Telephone & Telegraph Co., Inc., 8 1/8%, 2017                          259,348                 159
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,144,423                 703
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Corporate Bonds (cost $12,405,719)                                                          8,015
------------------------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS--1.9%

        300M        Federal Home Loan Mortgage Corp., 7.88%, 2004 (cost $300,000)                        306,852                 189
------------------------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT OBLIGATIONS--8.0%

      1,200M        U.S. Treasury Note, 7 3/4%., 2000 (cost $1,280,312)                                1,303,875                 802
------------------------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM CORPORATE NOTES--8.0%

        850M        Gannett Company, 5.85%, 1/8/96                                                       849,034                 522
        450M        Home Depot, 5.70%, 1/5/96                                                            449,714                 277



------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Short-Term Corporate Notes (cost $1,298,748)                       1,298,748                  799
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $15,284,779)                               98.0%                    15,944,140                9,805
Other Assets, Less Liabilities                                               2.0                        317,731                  195
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%                   $16,261,871              $10,000
====================================================================================================================================
See notes to financial statements


Portfolio of Investments
First Investors Life Series Fund-Target 2007 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Amount
                                                                                                                          Invested
                                                                                                                          For Each
    Principle                                                                                                            $10,000 of
      Amount        Security                                                                            Value            Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--84.1%

       $570M        Agency For International Development-Israel ("AID"), 2/15/2007                     $ 294,744           $     299
        119M        Agency For International Development-Israel ("AID"), 3/15/2007                        61,219                  62
      1,513M        Agency For International Development-Israel ("AID"), 8/15/2007                       757,797                 769
        181M        Agency For International Development-Israel ("AID"), 10/1/2007                        89,771                  91




        980M        Agency For International Development-Israel ("AID"), 2/15/2008                       474,768                 482
        493M        Federal Judiciary Office Building ("JOBS"), 2/15/2007                                250,530                 254
      1,030M        Federal National Mortgage Association, 8/1/2008                                      476,340                 483
        303M        Financing Corporations ("FICOS"), 6/6/2007                                           150,964                 153
      1,404M        Financing Corporations ("FICOS"), 12/6/2007                                          675,394                 685
        220M        Financing Corporations ("FICOS"), 12/27/2007                                         105,418                 107
      4,070M        Government Trust Certificate, 11/15/2007                                           1,992,981               2,021
        586M        International Bank For Reconstruction & Development, 8/15/2007                       287,728                 292
      3,450M        Resolution Funding Corporation, 10/15/2007                                         1,724,245               1,749
      1,950M        Tennessee Valley Authority, 11/1/2007                                                946,395                 960
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of U.S. Government Agency Zero Coupon
                     Obligations (cost $7,658,222)                                                     8,288,294               8,407
------------------------------------------------------------------------------------------------------------------------------------
                    UNITED STATES TREASURY ZERO COUPON OBLIGATIONS--15.0%

        200M        Treasury Investors Growth Receipts ("TIGERS"), 11/15/2007                             98,715                 100
      2,750M        U.S. Treasury Strips, 11/15/2007                                                   1,384,075               1,404
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of U.S. Government Agency Zero Coupon Obligations
                     (cost $1,388,165)                                                                1,482,790                1,504
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $9,046,387)                                  99.1%                   9,771,084                9,911
Other Assets, Less Liabilities                                                  .9                       88,663                   89
------------------------------------------------------------------------------------------------------------------------------------




Net Assets                                                                   100.0%                  $9,859,747              $10,000
====================================================================================================================================
See notes to financial statements


Portfolio of Investments
First Investors Life Series Fund-Utilities Income Fund
December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Invested
                                                                                                                           For Each
                                                                                                                          $10,000 of
      Shares        Security                                                                             Value            Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--93.2%

                    Electric Power--44.8%
       6,000        American Electric Power Company                                                    $ 243,000           $     165
       7,600        Baltimore Gas & Electric Company                                                     216,600                 147
       5,000        Bangor Hydro-Electric Company                                                         57,500                  39
       5,000        Carolina Power & Light Company                                                       172,500                 117
       8,000        CINergy Corporation                                                                  245,000                 167
       2,000        CMS Energy Corporation                                                                59,750                  41
       9,900        DPL, Inc.                                                                            245,025                 168
       7,750        DQE, Inc.                                                                            238,312                 162
       5,500        DTE Energy Company                                                                   189,750                 129
       6,100        Duke Power Company                                                                   288,987                 197
       1,000        Empresa Nacional De Electricidad SA                                                   57,250                  39



       7,600        FPL Group, Inc.                                                                      352,450                 240
       8,500        General Public Utilities Corporation                                                 289,000                 197
      12,000        Houston Industries, Inc.                                                             291,000                 198
       6,000        Illinova Corporation                                                                 180,000                 122
       3,500        Kansas City Power & Light Company                                                     91,437                  63
       4,200        New England Electric System                                                          166,425                 113
       4,500        NIPSCO Industries, Inc.                                                              172,125                 117
       5,800        Northeast Utilities                                                                  141,375                  96
       3,000        Northern States Power Company                                                        147,375                 100
       5,000        Ohio Edison Company                                                                  117,500                  80
      10,700        PacifiCorp                                                                           227,375                 155
       4,000        Peco Energy Company                                                                  120,500                  82
       6,500        Pinnacle West Capital Corporation                                                    186,875                 127
       5,500        Portland General Corporation                                                         160,187                 109
       6,300        PP&L Resources, Inc.                                                                 157,500                 107
       7,100        Public Service Company of Colorado                                                   251,163                 171
       8,000*       Public Service Company of New Mexico                                                 141,000                  96
       7,000        Public Service Enterprise Group, Inc.                                                214,375                 146
       3,000        Scana Corporation                                                                     85,875                  57
       8,800        Southern Company                                                                     216,700                 147
       7,800        Teco Energy, Inc.                                                                    199,875                 136
       6,900        Texas Utilities Company                                                              283,763                 193
       3,000        TNP Enterprises, Inc.                                                                 56,250                  38
       5,000        Unicom Corporation                                                                   163,750                 111
       5,500        Wisconsin Energy Corporation                                                         168,438                 115




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       6,595,987               4,487
------------------------------------------------------------------------------------------------------------------------------------
                    Natural Gas--22.4%
       8,800        Atlanta Gas Light Company                                                            173,800                 118
       3,000        Atmos Energy Corporation                                                              69,000                  47
       4,400        Brooklyn Union Gas Company                                                           128,700                  88
       5,000*       Columbia Gas System, Inc.                                                            219,375                 149
       2,500        Consolidated Natural Gas Company                                                     113,437                  77
       4,500        El Paso Natural Gas Company                                                          127,687                  87
       5,000        Enron Corporation                                                                    190,625                 130
       8,000        MCN Corporation                                                                      186,000                 127
       4,400        National Fuel Gas Company                                                            147,950                 101
       5,000        New Jersey Resources Corporation                                                     150,625                 102
       4,200        NICOR, Inc.                                                                          115,500                  79
       7,800        Pacific Enterprises                                                                  220,350                 150
       4,400        Panhandle Eastern Corporation                                                        122,650                  83
       5,000        Piedmont Natural Gas Company, Inc.                                                   116,250                  79
       5,000        Questar Corporation                                                                  167,500                 114
       4,400        Sonat, Inc.                                                                          156,750                 107
       5,000        Southwest Gas Corporation                                                             88,125                  60
       1,500*       Tejas Gas Corporation                                                                 79,313                  54
       3,000        Tenneco, Inc.                                                                        148,875                 101
       6,500        UGI Corporation                                                                      134,875                  92
       4,500        Washington Energy Company                                                             83,813                  57
       4,300        Washington Gas & Light Company                                                        88,150                  60
       3,000        Wicor, Inc.                                                                           96,750                  65





       3,700        Williams Companies, Inc.                                                             162,338                 110
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,288,438               2,237
------------------------------------------------------------------------------------------------------------------------------------
                    Technology--3.4%
       5,000*       Airtouch Communications, Inc.                                                        141,250                  96
       3,000        A T & T Corp.                                                                        194,250                 132
       4,000        Sprint Corporation                                                                   159,500                 109
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         495,000                 337
------------------------------------------------------------------------------------------------------------------------------------
                    Telecommunications--5.8%
       4,000        Comcast Corporation Class "A"                                                         70,500                  48
       5,000        Ericsson (L.M.) Telephone Co. (ADR) Class "B"                                         97,500                  66
       3,000        * LCI International, Inc.                                                             61,500                  42
       3,000        * MFS Communications Company, Inc.                                                   159,750                 109
       5,000        * Mobile Telecommunication Technologies Corporation                                  106,875                  73
         500        Motorola, Inc.                                                                        28,500                  19
         875        * Tele-Communications, Inc., Liberty Media Group Class "A"                            23,515                  16
       5,000        US West Communications Group                                                         178,750                 121
       5,000        US West Media Group                                                                   95,000                  65
       1,000        Vodafone Group PLC (ADR)                                                              35,250                  24
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         857,140                 583
------------------------------------------------------------------------------------------------------------------------------------
                    Telephone/Utilities--16.8%
       5,900        Ameritech Corporation                                                                348,100                 237
       5,800        Bell Atlantic Corporation                                                            387,875                 264




      10,600        BellSouth Corporation                                                                461,100                 314
       3,500        Century Telephone Enterprises                                                        111,125                  76
       4,400        Frontier Corporation                                                                 132,000                  90
       9,600        GTE Corporation                                                                      422,400                 287
       3,500        NYNEX Corporation                                                                    189,000                 128
       6,100        SBC Communications, Inc.                                                             350,750                 239
       1,500        Telefonica De Espana (ADR)                                                            62,813                  43
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,465,163               1,678
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Common Stocks (cost $11,635,880)                                   13,701,728               9,322
------------------------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM CORPORATE NOTES--5.5%

        200M        Chevron Oil Corporation, 5.70%, 1/3/96                                               199,937                 136
        400M        General Telephone Northwest, 5.82%, 1/3/96                                           399,871                 272
        200M        Hitachi America, 5.90%, 1/10/96                                                      199,705                 136
------------------------------------------------------------------------------------------------------------------------------------
                    Total Value of Short-Term Corporate Notes (cost $799,513)                            799,513                 544
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $12,435,393)                              98.7%                      14,501,241               9,866
Other Assets, Less Liabilities                                              1.3                          197,094                 134
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%                     $14,698,335             $10,000





====================================================================================================================================
* Non-income producing

See notes to financial statements


Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            CASH
                                                     BLUE CHIP        MANAGEMENT       DISCOVERY       GOVERNMENT          GROWTH
                                                    -----------      -----------      -----------      -----------       -----------
Assets
Investments in securities:
At identified cost                                  $53,859,731      $ 4,109,957      $43,809,559      $ 9,252,545       $42,699,820
                                                    ===========      ===========      ===========      ===========       ===========
At value (Note 1A)                                  $66,472,517      $ 4,109,957      $50,929,961      $ 9,354,063       $51,016,270
Cash (overdraft)                                        244,737           65,239          241,141           16,956             1,300
Receivables:
Trust shares sold                                       149,102            4,164          129,155            2,075           115,621
Investment securities sold                                 --               --             35,000             --              56,112
Interest and dividends                                  101,691             --             10,036          134,681            66,870
Other assets                                                141              644              578             --                 603
                                                    -----------      -----------      -----------      -----------       -----------
Total Assets                                         66,968,188        4,180,004       51,345,871        9,507,775        51,256,776
                                                    -----------      -----------      -----------      -----------       -----------


Liabilities
Payables:
Investment securities purchased                            --               --            240,178             --                --
Trust shares redeemed                                    10,453           15,159          161,737            4,819            41,582
Accrued advisory fee                                     41,528            1,224           31,614            2,760            31,580
Accrued expenses                                         16,463            2,057           12,389                9            12,391
                                                    -----------      -----------      -----------      -----------       -----------
Total Liabilities                                        68,444           18,440          445,918            7,588            85,553
                                                    -----------      -----------      -----------      -----------       -----------
Net Assets                                          $66,899,744      $ 4,161,564      $50,899,953      $ 9,500,187       $51,171,223
                                                    ===========      ===========      ===========      ===========       ===========
Net Assets Consist of:
Capital paid in                                     $51,315,635      $ 4,161,564      $41,523,140      $ 9,262,818       $40,897,473
Undistributed net investment income                   1,018,903             --            253,600          601,947           459,781
Accumulated net realized
gain (loss) on investments and
foreign currency transactions                         1,952,420             --          2,002,811         (466,096)        1,497,519
Net unrealized appreciation
 of investments and translation of
assets in foreign currencies                         12,612,786             --          7,120,402          101,518         8,316,450
                                                    -----------      -----------      -----------      -----------       -----------
Total                                               $66,899,744      $ 4,161,564      $50,899,953      $ 9,500,187       $51,171,223
                                                    ===========      ===========      ===========      ===========       ===========
Shares of Beneficial
  Interest Outstanding (Note 2)                       3,940,249        4,161,564        2,187,245          903,314         2,499,680
                                                    ===========      ===========      ===========      ===========       ===========
Net Asset Value, Offering and
Redemption Price Per Share
(Net assets divided
 by shares outstanding)                             $     16.98      $      1.00      $     23.27      $     10.52       $     20.47
                                                    ===========      ===========      ===========      ===========       ===========



Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
December 31, 1995

                                                                   INTERNATIONAL      INVESTMENT         TARGET          UTILITIES
                                                  HIGH YIELD        SECURITIES          GRADE         MATURITY 2007        INCOME
                                                 ------------      ------------     ------------      ------------     ------------
Assets
Investments in securities:
At identified cost                               $ 39,977,368      $ 34,319,555     $ 15,284,779      $  9,046,387     $ 12,435,393
                                                 ============      ============     ============      ============     ============
At value (Note 1A)                               $ 41,212,752      $ 40,777,496     $ 15,944,140      $  9,771,084     $ 14,501,241
Cash (overdraft)                                      (84,149)           19,547           66,404            29,874           87,522
Receivables:
Trust shares sold                                      37,608           159,030           15,283            84,297           69,014
Investment securities sold                               --              60,322             --              47,152             --
Interest and dividends                                798,851            88,993          266,508              --             44,681
Other assets                                              792               132             --                --                 35
                                                 ------------      ------------     ------------      ------------     ------------
Total Assets                                       41,965,854        41,105,520       16,292,335         9,932,407       14,702,493
                                                 ------------      ------------     ------------      ------------     ------------

Liabilities
Payables:
Investment securities purchased                          --              22,243             --              72,660             --
Trust shares redeemed                                  30,499            20,192           19,238              --                 48
Accrued advisory fee                                   25,970            25,131            4,580              --              4,110
Accrued expenses                                       15,424            26,392            6,646              --               --
                                                 ------------      ------------     ------------      ------------     ------------
Total Liabilities                                      71,893            93,958           30,464            72,660            4,158
                                                 ------------      ------------     ------------      ------------     ------------
Net Assets                                       $ 41,893,961      $ 41,011,562     $ 16,261,871      $  9,859,747     $ 14,698,335
                                                 ============      ============     ============      ============     ============
Net Assets Consist of:
Capital paid in                                  $ 38,230,979      $ 32,724,961     $ 14,749,614      $  8,883,571     $ 12,373,687
Undistributed net investment income                 3,663,919           493,877          936,245           209,332          380,800
Accumulated net realized
gain (loss) on investments and
foreign currency transactions                      (1,236,321)        1,334,545          (83,349)           42,147         (122,000)
Net unrealized appreciation
 of investments and translation of
assets in foreign currencies                        1,235,384         6,458,179          659,361           724,697        2,065,848
                                                 ------------      ------------     ------------      ------------     ------------
Total                                            $ 41,893,961      $ 41,011,562     $ 16,261,871      $  9,859,747     $ 14,698,335
                                                 ============      ============     ============      ============     ============
Shares of Beneficial
  Interest Outstanding (Note 2)                     3,620,808         2,632,200        1,385,759           804,138        1,252,365
                                                 ============      ============     ============      ============     ============
Net Asset Value, Offering and
Redemption Price Per Share
(Net assets divided
 by shares outstanding)                          $      11.57      $      15.58     $      11.73      $      12.26     $      11.74
                                                 ============      ============     ============      ============     ============

See notes to financial statements





Statement of Operations FIRST INVESTORS LIFE SERIES FUND Year Ended December 31,
1995
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            CASH
                                                          BLUE CHIP     MANAGEMENT       DISCOVERY       GOVERNMENT        GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                               $    303,155    $    245,440    $    472,205    $    633,757    $    113,559
Dividends                                                 1,165,452            --           119,610            --           707,980
Consent fees                                                   --              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total income                                              1,468,607         245,440         591,815         633,757         821,539
------------------------------------------------------------------------------------------------------------------------------------
Expenses (Notes 1 and 5):
Advisory fee                                                399,774          30,852         301,852          66,610         311,003
Professional fees                                            16,075           6,027          10,186           4,869          10,665
Reports to shareholders                                      16,614           1,528          13,537           3,181          14,601
Custodian fees                                               12,884           5,345          13,581           4,764          15,283
Other expenses                                               14,878           1,370          11,987           2,899          13,003
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                              460,225          45,122         351,143          82,323         364,555
Less: Expenses waived or assumed                               --           (19,978)           --           (51,238)           --
Custodian fees paid indirectly                              (12,154)           (471)        (13,418)           --            (2,612)
------------------------------------------------------------------------------------------------------------------------------------
Expenses--net                                               448,071          24,673         337,725          31,085         361,943
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     1,020,536         220,767         254,090         602,672         459,596
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 3):
Net realized gain (loss) on investments and foreign
currency transactions                                     1,953,467             178       2,003,359         322,099       1,548,981
Net unrealized appreciation of investments and
translation of assets in foreign currencies              12,258,988            --         6,147,258         344,995       6,983,358
------------------------------------------------------------------------------------------------------------------------------------
Net gain on investments and foreign currency             14,212,455             178       8,150,617         667,094       8,532,339
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations   $ 15,232,991    $    220,945    $  8,404,707    $  1,269,766    $  8,991,935
====================================================================================================================================

 + Net of $4,803 foreign taxes withheld
(a)Includes net realized gain of $2,862 on foreign currency transactions
(b)Includes $1,062 of net unrealized appreciation on translation of assets in foreign currencies

*From April 25, 1995 (commencement of operations) to December 31, 1995

See notes to financial statements


Statement of Operations FIRST INVESTORS LIFE SERIES FUND Year Ended December 31,
1995
------------------------------------------------------------------------------------------------------------------------------------
                                                                           INTERNATIONAL   INVESTMENT       TARGET         UTILITIES
                                                            HIGH YIELD      SECURITIES       GRADE      MATURITY 2007*      INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                     $3,700,593      $139,067        $979,652      $209,332       $39,389
Dividends                                                       209,611       712,375+           --            --         373,451
Consent fees                                                     70,691          --            22,113          --            --
---------------------------------------------------------------------------------------------------------------------------------
Total income                                                  3,980,895       851,442       1,001,765       209,332       412,840
---------------------------------------------------------------------------------------------------------------------------------
Expenses (Notes 1 and 5):
Advisory fee                                                    279,016       262,203         103,248        25,339        67,678
Professional fees                                                12,296        13,532           7,323         1,319         3,397
Reports to shareholders                                          13,122        12,521           5,280           249         2,363
Custodian fees                                                    7,828        56,986           4,124         1,219         5,462
Other expenses                                                   10,077        10,347           4,678           850         3,120
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                  322,339       355,589         124,653        28,976        82,020
Less: Expenses waived or assumed                                   --            --           (55,066)      (28,976)      (50,437)
Custodian fees paid indirectly                                   (7,828)         --            (4,092)         --            --
---------------------------------------------------------------------------------------------------------------------------------
Expenses--net                                                   314,511       355,589          65,495          --          31,583
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         3,666,384       495,853         936,270       209,332       381,257
---------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 3):
Net realized gain (loss) on investments and foreign
currency transactions                                          (147,796)    1,334,830(a)      (35,809)       42,147       (21,926)
Net unrealized appreciation of investments and translation
of assets in foreign currencies                               3,097,609     4,263,821(b)    1,528,072       724,697     2,200,558
---------------------------------------------------------------------------------------------------------------------------------
Net gain on investments and foreign currency                  2,949,813     5,598,651       1,492,263       766,844     2,178,632
---------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations         $6,616,197    $6,094,504      $2,428,533      $976,176    $2,559,889
=================================================================================================================================
===

Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND


                                                                            BLUE CHIP                       CASH MANAGEMENT
                                                              ---------------------------------   ---------------------------------
Year Ended December 31                                              1995               1994             1995              1994
                                                              ---------------   ---------------   ---------------   ---------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                              $1,020,536          $568,219          $220,767          $144,250
Net realized gain (loss) on investments and
foreign currency transactions                                       1,953,467         2,931,871               178                61
Net unrealized appreciation (depreciation)
of investments and translation of assets
in foreign currencies                                              12,258,988        (4,069,423)             --                --
                                                              ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
resulting from operations                                          15,232,991          (569,333)          220,945           144,311
                                                              ---------------   ---------------   ---------------   ---------------
Distributions to Shareholders from:
Net investment income                                                (569,704)         (204,030)         (220,945)         (144,311)
Net realized gain on investments                                   (2,922,430)         (416,537)             --                --
                                                              ---------------   ---------------   ---------------   ---------------
Total distributions                                                (3,492,134)         (620,567)         (220,945)         (144,311)
                                                              ---------------   ---------------   ---------------   ---------------
Trust Share Transactions (a)
Proceeds from shares sold                                          12,100,755         9,253,157         1,802,472           828,637
Value of distributions reinvested                                   3,492,134           620,566           220,945           144,311
Cost of shares redeemed                                            (1,858,303)       (1,289,081)       (1,790,408)       (1,286,977)
                                                              ---------------   ---------------   ---------------   ---------------
Net increase (decrease) from trust
share transactions                                                 13,734,586         8,584,642           233,009          (314,029)
                                                              ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets                              25,475,443         7,394,742           233,009          (314,029)
Net Assets
Beginning of year                                                  41,424,301        34,029,559         3,928,555         4,242,584
                                                              ---------------   ---------------   ---------------   ---------------
End of year+                                                      $66,899,744       $41,424,301        $4,161,564        $3,928,555
                                                              ===============   ===============   ===============   ===============
 +Includes undistributed net investment income of                  $1,018,903          $568,071      $       --        $       --
                                                              ===============   ===============   ===============   ===============
 (a) Trust Shares Issued and Redeemed
Sold                                                                  791,231           664,327         1,802,472           828,637
Issued for distributions reinvested                                   261,975            45,969           220,945           144,311
Redeemed                                                             (125,241)          (92,113)       (1,790,408)       (1,286,977)
                                                             ----------------    --------------    --------------  ----------------
Net increase (decrease) in shares outstanding                         927,965           618,183           233,009          (314,029)
                                                              ===============   ===============   ===============   ===============



Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND


                                                                             DISCOVERY                          GOVERNMENT
                                                                 ------------------------------      -------------------------------
Year Ended December 31                                                1995             1994              1995              1994
                                                                 ------------      ------------      ------------      ------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                            $    254,090      $     93,202      $    602,672      $    530,105
Net realized gain (loss) on investments and
foreign currency transactions                                       2,003,359         1,992,419           322,099          (786,678)
Net unrealized appreciation (depreciation)
of investments and translation of assets
in foreign currencies                                               6,147,258        (2,687,366)          344,995           (75,120)
                                                                 ------------      ------------      ------------      ------------
Net increase (decrease) in net assets
resulting from operations                                           8,404,707          (601,745)        1,269,766          (331,693)
                                                                 ------------      ------------      ------------      ------------
Distributions to Shareholders from:
Net investment income                                                 (93,692)             --            (507,584)          (84,143)
Net realized gain on investments                                   (1,992,932)       (1,014,247)             --            (138,692)
                                                                 ------------      ------------      ------------      ------------
Total distributions                                                (2,086,624)       (1,014,247)         (507,584)         (222,835)
                                                                 ------------      ------------      ------------      ------------
Trust Share Transactions (a)
Proceeds from shares sold                                          13,530,189        10,106,014         1,678,903         1,488,126
Value of distributions reinvested                                   2,086,624         1,014,247           507,584           222,836
Cost of shares redeemed                                            (1,278,557)         (481,564)       (1,326,445)       (1,512,005)
                                                                 ------------      ------------      ------------      ------------
Net increase (decrease) from trust
share transactions                                                 14,338,256        10,638,697           860,042           198,957
                                                                 ------------      ------------      ------------      ------------
Net increase (decrease) in net assets                              20,656,339         9,022,705         1,622,224          (355,571)
Net Assets
Beginning of year                                                  30,243,614        21,220,909         7,877,963         8,233,534
                                                                 ------------      ------------      ------------      ------------
End of year+                                                     $ 50,899,953      $ 30,243,614      $  9,500,187      $  7,877,963
                                                                 ============      ============      ============      ============
 +Includes undistributed net investment income of                $    253,600      $     93,202      $    601,947      $    506,859
                                                                 ============      ============      ============      ============
 (a) Trust Shares Issued and Redeemed
Sold                                                                  617,324           501,020           170,551           151,268
Issued for distributions reinvested                                   109,304            51,897            53,998            22,959
Redeemed                                                              (61,853)          (24,001)         (133,164)         (152,565)
                                                                 ------------      ------------      ------------      ------------
Net increase (decrease) in shares outstanding                         664,775           528,916            91,385            21,662
                                                                 ============      ============      ============      ============




Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND


                                                                         GROWTH                              HIGH YIELD
                                                          ---------------------------------   ---------------------------------
Year Ended December 31                                               1995               1994             1995              1994
                                                                 ------------      ------------      ------------      ------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                            $    459,596      $    176,061      $  3,666,384      $  2,971,391
Net realized gain (loss) on investments and
foreign currency transactions                                       1,548,981           555,580          (147,796)         (106,914)
Net unrealized appreciation (depreciation)
of investments and translation of assets
in foreign currencies                                               6,983,358        (1,490,527)        3,097,609        (3,352,582)
                                                                 ------------      ------------      ------------      ------------
Net increase (decrease) in net assets
resulting from operations                                           8,991,935          (758,886)        6,616,197          (488,105)
                                                                 ------------      ------------      ------------      ------------
Distributions to Shareholders from:
Net investment income                                                (175,754)             --          (2,973,759)       (1,135,309)

Net realized gain on investments                                     (591,906)         (336,304)             --                --
                                                                 ------------      ------------      ------------      ------------
Total distributions                                                  (767,660)         (336,304)       (2,973,759)       (1,135,309)
                                                                 ------------      ------------      ------------      ------------
Trust Share Transactions (a)
Proceeds from shares sold                                          10,824,201         8,593,462         5,830,065         4,464,152
Value of distributions reinvested                                     767,659           336,304         2,973,759         1,135,309
Cost of shares redeemed                                            (1,442,104)         (695,724)       (2,837,047)       (2,284,666)
                                                                 ------------      ------------      ------------      ------------
Net increase (decrease) from trust
share transactions                                                 10,149,756         8,234,042         5,966,777         3,314,795
                                                                 ------------      ------------      ------------      ------------
Net increase (decrease) in net assets                              18,374,031         7,138,852         9,609,215         1,691,381
Net Assets
Beginning of year                                                  32,797,192        25,658,340        32,284,746        30,593,365
                                                                 ------------      ------------      ------------      ------------
End of year+                                                     $ 51,171,223      $ 32,797,192      $ 41,893,961      $ 32,284,746
                                                                 ============      ============      ============      ============
 +Includes undistributed net investment income of                $    459,781      $    176,061      $  3,663,919      $  2,971,294
                                                                 ============      ============      ============      ============

 (a) Trust Shares Issued and Redeemed
Sold                                                                  572,178           510,485           537,054           416,564
Issued for distributions reinvested                                    45,613            20,645           296,191           107,326
Redeemed                                                              (78,592)          (41,089)         (263,126)         (214,630)
                                                                 ------------      ------------      ------------      ------------
Net increase (decrease) in shares outstanding                         539,199           490,041           570,119           309,260
                                                                 ============      ============      ============      ============

Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

                                                                         INTERNATIONAL                         INVESTMENT
                                                                           SECURITIES                            GRADE
                                                                 ------------------------------      -------------------------------
                                                                     1995              1994              1995              1994
Year Ended December 31                                           ------------      ------------      ------------      -------------
Increase (Decrease) in Net Assets from Operations                $    495,853      $    331,106      $    936,270      $    729,582
Net investment income
Net realized gain (loss) on investments and                         1,334,830           913,209           (35,809)          (47,540)
foreign currency transactions
Net unrealized appreciation (depreciation)
of investments and translation of assets
in foreign currencies                                               4,263,821        (1,619,867)        1,528,072        (1,054,894)
                                                                 ------------      ------------      ------------      ------------
Net increase (decrease) in net assets
resulting from operations                                           6,094,504          (375,552)        2,428,533          (372,852)
                                                                 ------------      ------------      ------------      ------------
Distributions to Shareholders from:
Net investment income                                                (284,370)          (87,059)         (605,201)         (154,441)
Net realized gain on investments                                     (601,917)             --                --             (90,556)
                                                                 ------------      ------------      ------------      ------------
Total distributions                                                  (886,287)          (87,059)         (605,201)         (244,997)
                                                                 ------------      ------------      ------------      ------------
Trust Share Transactions (a)
Proceeds from shares sold                                           6,301,362        11,075,210         3,462,505         2,762,399
Value of distributions reinvested                                     886,288            87,058           605,201           244,996
Cost of shares redeemed                                            (2,692,802)         (399,664)       (1,231,643)         (997,487)
                                                                 ------------      ------------      ------------      ------------
Net increase from trust share transactions                          4,494,848        10,762,604         2,836,063         2,009,908
                                                                 ------------      ------------      ------------      ------------
Net increase in net assets                                          9,703,065        10,299,993         4,659,395         1,392,059
Net Assets
Beginning of year                                                  31,308,497        21,008,504        11,602,476        10,210,417
                                                                 ------------      ------------      ------------       ------------
End of year+                                                     $ 41,011,562      $ 31,308,497      $ 16,261,871       $11,602,476
                                                                 ============      ============      ============       ============
+Includes undistributed net investment income of                 $    493,877      $    279,003      $    936,245       $   605,176
                                                                 ============      ============      ============       ============
(a)Trust Shares Issued and Redeemed
Sold                                                                  439,419           811,007           315,041           264,613
Issued for distributions reinvested                                    69,350             6,642            59,159            24,055
Redeemed                                                             (194,386)          (29,290)         (113,482)          (96,249
                                                                 ------------      ------------      ------------       ------------
Net increase in shares outstanding                                    314,383           788,359           260,718           192,419
                                                                 ============      ============      ============       ============
See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND
                                                                    TARGET
                                                                   MATURITY                   UTILITIES
                                                                     2007                      INCOME
                                                                ---------------    ---------------  ---------------
                                                                          1995*              1995              1994
Year Ended December 31                                          ---------------   ---------------   ---------------

Increase (Decrease) in Net Assets from Operations               $       209,332   $       381,257   $       115,157
Net investment income
Net realized gain (loss) on investments and                              42,147           (21,926)         (100,075)
foreign currency transactions
Net unrealized appreciation (depreciation)
of investments and translation of assets                                724,697         2,200,558          (132,614)
in foreign currencies                                           ---------------   ---------------   ---------------

Net increase (decrease) in net assets                                   976,176         2,559,889          (117,532)
resulting from operations.                                      ---------------   ---------------   ---------------

Distributions to Shareholders from:                                          --          (110,536)           (5,535)
Net investment income                                                        --                --                --
Net realized gain on investments                                ---------------   ---------------   ---------------
                                                                             --          (110,536)           (5,535)
Total distributions                                             ---------------   ---------------   ---------------

Trust Share Transactions (a)
Proceeds from shares sold                                             8,383,571         7,708,137         4,449,169
Value of distributions reinvested                                            --           110,535             5,534
Cost of shares redeemed                                                      --          (289,717)         (105,265)
                                                                ---------------   ---------------   ---------------
Net increase from trust share transactions                            8,383,571         7,528,955         4,349,438
                                                                ---------------   ---------------   ---------------
Net increase in net assets                                            9,359,747         9,978,308         4,226,371
Net Assets
Beginning of year                                                       500,000**       4,720,027           493,656
                                                                ---------------   ---------------   ---------------
End of year+                                                    $     9,859,747   $    14,698,335   $     4,720,027
                                                                ===============   ===============   ===============
 +Includes undistributed net investment income of               $       209,332   $       380,800   $       110,079
                                                                ===============   ===============   ===============
 (a)Trust Shares Issued and Redeemed
Sold                                                                    754,138           755,204           474,683
Issued for distributions reinvested                                          --            11,709               600
Redeemed                                                                     --           (28,182)          (11,306)
                                                                ---------------   ---------------   ---------------
Net increase in shares outstanding                                      754,138           738,731           463,977
                                                                ===============   ===============   ===============

* From April 25, 1995  (commencement of operations) to December 31, 1995 ** See
  Note 6

See notes to financial statements



Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUND

1. Significant Accounting Policies--The Fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007 and Utilities Income Funds and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return consistent with the preservation of capital. Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term capital appreciation.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth Fund seeks long-term capital appreciation.

High Yield Fund seeks to earn a high level of current income. Consistent with that objective, the Fund will also seek growth of capital as a secondary objective.

International Securities Fund seeks long-term capital growth. As a secondary objective, the Fund seeks to earn a reasonable level of current income.

Investment Grade Fund seeks a maximum level of income consistent with investment in investment grade debt securities.

Target Maturity 2007 Fund seeks a predictable compounded investment return for investors who hold their Funds' shares until the Funds' maturity, consistent with the preservation of capital.

Utilities Income Fund seeks high current income. Long-term capital appreciation is a secondary objective.

A. Security Valuation--A security listed or traded on an exchange or the NASDAQ National Market System is valued at its last sale price on the exchange or system where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter markets are valued at the mean between the last bid and asked prices. For the Government, High Yield and Investment Grade Funds, each security traded in the over-the-counter market (including securities listed on exchanges or systems whose primary market is believed to be over-the-counter) is valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. The High Yield, International Securities, Investment Grade and Target Maturity 2007 Funds may use prices provided by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Securities for which market quotations are not readily available and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in the manner specifically authorized by the trustees of the Fund.

The investments in the Cash Management Fund, when purchased at a discount, are valued at amortized cost and when purchased at face value, are valued at cost plus accrued interest.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal

Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve each fund from all, or substantially all, federal income taxes. At December 31, 1995, Funds having capital loss carryovers were as follows:

                                       Year Capital Loss Carryovers Expire
                                    -----------------------------------------
Fund                      Total       1998       1999       2002       2003
-----                   --------    --------   --------   --------   --------
GOVERNMENT            $  466,096   $     ---  $     ---   $466,096  $     ---
HIGH YIELD             1,236,321     625,684    355,926    106,914    147,797
INVESTMENT GRADE          83,349         ---        ---     47,540     35,809
UTILITIES INCOME         122,000         ---        ---    100,075     21,925

C. Foreign Currency Translations--For valuation purposes, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the daily rate of exchange. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Securities Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Net realized and unrealized gain from foreign currency related transactions includes gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends and foreign withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized gains are declared and paid annually on all funds except for the Cash Management Fund which declares daily and pays monthly. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales. E. Expense Allocation--Expenses directly charged or attributable to a

Fund are paid from the assets of that Fund. General expenses of the Funds are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. Provisions of the agreement provide that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

G. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities and the amortized cost basis for short-term securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded on the ex-dividend date or as soon thereafter as the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. The Bank of New York as Custodian for all Funds, except the International Securities Fund, has provided credits in the amount of $52,020 against custodian charges based on the uninvested cash balances of the Funds.

2. Trust Shares--The Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, of one or more Funds. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Purchases and Sales of Securities--For the year ended December 31, 1995, purchases and sales of securities and long-term U.S. Government obligations, excluding foreign currencies, short-term corporate notes and repurchase agreements were as follows:

                                                                      Long-Term
                                       Securities           U.S. Government Obligations
                            --------------------------      ---------------------------
                                 Cost of       Proceeds        Cost of         Proceeds
Fund                           Purchases       of Sales      Purchases         of Sales
----                        ------------     ----------     ----------     ------------
BLUE CHIP                    $24,767,189    $12,743,972   $         --      $        --
DISCOVERY                     33,299,263     25,314,118             --               --
GOVERNMENT                            --             --     18,814,356       15,620,984
GROWTH                        35,962,901     25,421,753             --               --
HIGH YIELD                    26,108,254     19,876,773             --               --
INTERNATIONAL SECURITIES      19,825,010     15,013,276             --               --
INVESTMENT GRADE               4,521,590      1,503,758      1,808,046        1,707,808
TARGET MATURITY 2007             327,670        338,977      9,895,126          879,579
UTILITIES INCOME               9,231,512      1,417,154             --               --



At December 31, 1995, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                                  Gross          Gross
                               Aggregate     Unrealized     Unrealized    Net Unrealized
Fund                                Cost   Appreciation   Depreciation      Appreciation
------                      ------------   ------------   ------------    --------------
BLUE CHIP                   $ 53,860,356   $ 13,352,093     $  739,932     $  12,612,161
CASH MANAGEMENT                4,109,957             --             --                --
DISCOVERY                     43,816,620      9,062,423      1,949,102         7,113,321
GOVERNMENT                     9,252,545        146,867         45,349           101,518
GROWTH                        42,706,633      9,278,167        968,530         8,309,637
HIGH YIELD                    39,977,368      1,819,585        584,201         1,235,384
INTERNATIONAL SECURITIES      34,319,555      7,169,525        711,583         6,457,942
INVESTMENT GRADE              15,284,779        683,787         24,426           659,361
TARGET MATURITY 2007           9,047,030        724,054             --           724,054
UTILITIES INCOME              12,435,393      2,110,940         45,092         2,065,848


4. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 1995, the High Yield and International Securities Funds held 144A securities, with aggregate values of $3,463,500 and $152,577, respectively. These securities represent 8.3% and .4%, respectively, of the Funds' net assets and are valued as set forth in Note 1A.

5. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Officers and trustees of the Fund received no remuneration from the Fund for serving in such capacities. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or First Investors Corporation. The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the year ended December 31, 1995, total advisory fees were $1,847,575 of which $168,480 was waived by the investment adviser. In addition, $25,770 of expenses were assumed by FIMCO. Pursuant to certain state regulations, FIMCO has agreed to reimburse a Fund if and to the extent that any Funds' aggregate operating expenses, including the advisory fee but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, exceed any limitation on expenses applicable to the Fund in those states (unless waivers of such limitations have been obtained). The amount of any such reimbursement is limited to the yearly advisory fee. For the year ended December 31, 1995, no reimbursement was required pursuant to these provisions.

Wellington Management Company serves as investment subadviser to the Growth Fund and the International Securities Fund. The subadviser is paid by FIMCO and not by the Fund.

6. Commencement of Operations--The Target Maturity 2007 Fund commenced operations in April 1995 following the sale of 50,000 shares of beneficial interest to First Investors Life Insurance Company for $500,000.

7. Concentration of Credit Risk--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At December 31, 1995, the High Yield Fund held one defaulted security with a value of $131,300 representing less than 1/2 of 1% of the Fund's net assets.

The Utilities Income Fund invests in securities issued by companies primarily engaged in the public utilities industries. As a result, there are certain credit risks which may subject the Fund more significantly to economic changes occurring in the public utilities industry.

Independent Auditor's Report

To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the ten funds comprising First Investors Life Series Fund as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the ten funds comprising First Investors Life Series Fund as of December 31, 1995, and the results of their operations, changes in their net assets and financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles.

Tait, Weller & Baker

Philadelphia, Pennsylvania
January 31, 1996

                    Financial Statements as of June 30, 1996


Portfolio of Investments
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 1996

--------------------------------------------------------------------------------
                                                                          Amount
                                                                        Invested
                                                                        For Each
                                                                      $10,000 of
Shares    Security                                         Value      Net Assets
--------------------------------------------------------------------------------
          COMMON STOCKS--86.2%
          Basic Industry--5.6%
    6,300     AlliedSignal, Inc.                           $  359,888       $ 44
    6,100     *Alumax, Inc.                                   185,287         23
    3,800     Aluminum Company of America                     218,025         27
    6,500     Avery Dennison Corporation                      356,687         44
   10,300     Barrick Gold Corporation                        279,388         34
    5,650     Dow Chemical Company                            429,400         53
    7,700     Du Pont (E.I.) de Nemours & Company             609,262         75
    8,800     Freeport-McMoRan Copper & Gold, Inc. Class "B        34
    6,800     IMC Global, Inc.                                255,850         32
    3,900     Mead Corporation                                202,312         25
    6,100     Minnesota Mining & Manufacturing Company        420,900         52
    6,000     Monsanto Company                                195,000         24
    7,700     Morton International, Inc.                      286,825         35
    3,500     Nucor Corporation                               177,188         22
    4,600     Sigma-Aldrich Corporation                       246,100         30
--------------------------------------------------------------------------------
                                                            4,502,612        554
--------------------------------------------------------------------------------
          Capital Goods--9.3%
    5,200     Boeing Company                                  453,050         56
    2,700     Caterpillar, Inc.                               182,925         22



--------------------------------------------------------------------------------
                                                                          Amount
                                                                        Invested
                                                                        For Each
                                                                      $10,000 of
Shares    Security                                          Value     Net Assets
--------------------------------------------------------------------------------
    4,900     Danaher Corporation                             213,150         26
    2,300     Eaton Corporation                               134,837         18
    3,100     Emerson Electric Company                        280,162         34
    6,100     Fluor Corporation                               398,787         49
   25,200     General Electric Company                      2,179,800        268
    4,200     General Signal Corporation                      159,075         20
    5,700     Grainger (W.W.), Inc.                           441,750         54
    8,700     Harnischfeger Industries, Inc.                  289,275         36
    7,100     Ingersoll-Rand Company                          310,625         38
   18,700     Laidlaw, Inc. Class "B"                         189,337         23
    3,200     Lockheed Martin Corporation                     268,800         33
   21,600     Loral Space & Communications                    294,300         36
    7,200     Raytheon Company                                371,700         46
   10,000     *Tyco International Ltd.                        407,500         50
    3,600     United Technologies Corporation                 414,000         51
    6,000     *Varity Corporation                             288,750         36
    8,800     WMX Technologies, Inc.                          288,200         35
--------------------------------------------------------------------------------
                                                            7,566,023        931
--------------------------------------------------------------------------------
          Consumer Durables--2.4%
   12,300     Corning, Inc.                                   472,012         58
   16,150     Ford Motor Company                              522,856         64
    9,900     General Motors Corporation                      518,512         64
    5,100     Goodyear Tire & Rubber Company                  246,075         30
    7,450     Masco Corporation                               225,363         28
--------------------------------------------------------------------------------
                                                            1,984,818        244
--------------------------------------------------------------------------------
          Consumer Non-Durables--17.6%
   12,200     Abbott Laboratories                             530,700         65
    8,600     American Home Products Corporation              517,075         64
    6,900     Anheuser-Busch Cos., Inc.                       517,500         64
    7,400     Bristol-Myers Squibb Company                    666,000         82
   38,000     Coca-Cola Company                             1,857,250        228
    6,200     Columbia/HCA Healthcare Corporation             330,925         41
    5,300     CPC International, Inc.                         381,600         47
    5,350     Eastman Kodak Company                           415,962         51



--------------------------------------------------------------------------------
                                                                          Amount
                                                                        Invested
                                                                        For Each
                                                                      $10,000 of
Shares    Security                                            Value   Net Assets
--------------------------------------------------------------------------------
     8,400      Eli Lilly & Company                           546,000         67
     3,800      General Mills, Inc.                           207,100         25
     6,900      Gillette Company                              430,387         53
    10,050      Heinz (H.J.) Company                          305,269         38
    18,800      Johnson & Johnson                             930,600        114
     3,100      Kellogg Company                               227,075         28
     5,200      Kimberly-Clark Corporation                    401,700         49
     3,800      Medtronic, Inc.                               212,800         26
    12,000      Merck & Company, Inc.                         775,500         95
    12,500      Newell Company                                382,812         47
     3,900      Nike, Inc. Class "B"                          400,725         49
    27,700      PepsiCo, Inc.                                 979,887        121
     8,700      Philip Morris Cos., Inc.                      904,800        111
    10,000      Procter & Gamble Company                      906,250        112
     5,400      Schering-Plough Corporation                   338,850         42
     8,800      *Tenet Healthcare Corporation                 188,100         23
     3,800      Unilever N.V.                                 551,475         68
     4,000      United Healthcare Corporation                 202,000         25
     4,000      Warner-Lambert Company                        220,000         27
--------------------------------------------------------------------------------
                                                           14,328,342      1,762
--------------------------------------------------------------------------------
          Consumer Services--10.1%
   24,600     *Federated Department Stores, Inc.              839,475        103
    6,700     Home Depot, Inc.                                361,800         44
   19,650     *Infinity Broadcasting Corporation              589,500         73
    3,900     ITT Corporation                                 258,375         32
    3,900     ITT Hartford Group, Inc.                        207,675         26
    6,000     *Kroger Company                                 237,000         29
    4,250     Marriott International, Inc.                    228,437         28
    9,356     Mattel, Inc.                                    267,815         33
   10,150     McDonald's Corporation                          474,512         58
    5,800     McGraw-Hill Companies, Inc.                     265,350         33
   12,700     *Price/Costco, Inc.                             274,637         34
    5,200     Sears, Roebuck and Company                      252,850         31
   13,400     Talbots, Inc.                                   433,825         53
   10,625     *Tele-Communications, Inc., Liberty Media
              Group Class "A"                                 281,563         35
   16,100     *Tele-Communications, Inc., TCI Group Class "   291,813         36
    5,400     Time Warner, Inc.                               211,950         26
    8,100     Tribune Company                                 588,263         72
    5,000     *Viacom, Inc. Class "B"                         194,375         24



--------------------------------------------------------------------------------
                                                                          Amount
                                                                        Invested
                                                                        For Each
                                                                      $10,000 of
Shares    Security                                            Value   Net Assets
--------------------------------------------------------------------------------
    6,400     *Vons Companies, Inc.                           239,200         29
   22,900     Wal-Mart Stores, Inc.                           581,088         71
    5,000     Walgreen Company                                167,500         21
    9,800     Walt Disney Company                             616,175         76
   13,800     *Woolworth Corporation                          310,500         38
--------------------------------------------------------------------------------
                                                            8,173,678      1,005
--------------------------------------------------------------------------------
          Energy--8.8%
    7,100     Amoco Corporation                               513,863         63
   10,700     Baker Hughes, Inc.                              351,763         43
    2,700     Burlington Resources, Inc.                      116,100         14
    9,400     Chevron Corporation                             554,600         68
    6,000     Dresser Industries, Inc.                        177,000         22
   10,100     Enron Corporation                               412,838         51
   13,500     Exxon Corporation                             1,172,812        144
    3,200     Halliburton Company                             177,600         22
    4,600     Kerr-McGee Corporation                          280,025         34
    7,100     Mobil Corporation                               796,088         98
    7,900     Royal Dutch Petroleum Company                 1,214,625        149
    5,600     Schlumberger Ltd.                               471,800         58
    7,800     Sonat, Inc.                                     351,000         44
    3,500     Texaco, Inc.                                    293,563         36
    9,000     Unocal Corporation                              303,750         38
-------------------------------------------------------------------------------
                                                            7,187,427        884
-------------------------------------------------------------------------------
          Financial--12.1%
    6,950     American Express Company                        310,144         38
    8,100     American International Group, Inc.              798,863         98
    9,300     American Re Corporation                         417,338         51
   16,500     Banc One Corporation                            561,000         70
    8,000     Bank of Boston Corporation                      396,000         50
    6,600     BankAmerica Corporation                         499,950         61
   11,900     Charles Schwab Corporation                      291,550         36
    9,768     Chase Manhattan Corporation                     689,865         85
    5,800     Chubb Corporation                               289,275         36
    9,200     Citicorp                                        760,150         93
    5,400     Dean Witter Discover & Company                  309,150         38





   25,500     Federal National Mortgage Association           854,250        105
    9,800     First Union Corporation                         596,575         73
    2,400     General Re Corporation                          365,400         45
   30,800     Hibernia Corporation Class "A"                  334,950         41
    4,100     Merrill Lynch & Company, Inc.                   267,013         33
    6,900     NationsBank Corporation                         570,113         70
   14,000     Norwest Corporation                             488,250         60
    8,800     Salomon, Inc.                                   387,200         48
    4,700     Torchmark Corporation                           205,625         25
   28,000     USF&G Corporation                               458,500         56
--------------------------------------------------------------------------------
                                                            9,851,161      1,212
--------------------------------------------------------------------------------
          Food Wholesalers--.5%
   11,500     Sysco Corporation                               393,875         48
--------------------------------------------------------------------------------
          Health Care/Miscellaneous--1.0%
   38,600     *Cardiovascular Dynamics, Inc.                  472,850         58
    6,900     *Nellcor Puritan Bennett, Inc.                  334,650         41
--------------------------------------------------------------------------------
                                                              807,500         99
--------------------------------------------------------------------------------
          Technology--11.9%
    7,600     *Adaptec, Inc.                                  360,050         44
    9,100     *Airtouch Communications, Inc.                  257,075         32
   23,300     A T & T Corp.                                 1,444,600        178
    9,800     *Cisco Systems, Inc.                            554,925         68
    2,100     Computer Associates International, Inc.         149,625         18
    8,300     First Data Corporation                          660,888         81
    7,600     Hewlett-Packard Company                         757,150         93
   11,600     Intel Corporation                               851,875        105
    8,800     International Business Machines Corporation     871,200        107
    7,500     *LSI Logic Corporation                          195,000         24
    9,900     MCI Communications Corporation                  253,688         32
    8,400     *Microsoft Corporation                        1,009,050        124
    6,000     Motorola, Inc.                                  377,250         46
    7,100     *National Semiconductor Corporation             110,050         14





   16,675     *Oracle Corporation                             657,620         81
    6,300     *Seagate Technology, Inc.                       283,500         35
    5,100     Sprint Corporation                              214,200         26
    6,510     Vishay Intertechnology, Inc.                    153,799         19
   10,200     Xerox Corporation                               545,700         67
--------------------------------------------------------------------------------
                                                            9,707,245      1,194
--------------------------------------------------------------------------------
          Transportation--1.7%
    4,500     *AMR Corporation                                409,500         50
    2,400     Burlington Northern, Inc.                       194,100         24
    1,000     *Genesee & Wyoming, Inc. Class "A"               20,500          2
   13,000     Ryder System, Inc.                              365,625         45
    6,000     Union Pacific Corporation                       419,250         52
--------------------------------------------------------------------------------
                                                            1,408,975        173
--------------------------------------------------------------------------------
          Utilities--5.2%
    3,400     Bell Atlantic Corporation                       216,750         27
    8,800     BellSouth Corporation                           372,900         46
    8,700     Carolina Power & Light Company                  330,600         41
   15,100     CINergy Corporation                             483,200         59
   10,400     Duke Power Company                              533,000         66
   12,700     FPL Group, Inc.                                 584,200         71
   13,600     GTE Corporation                                 608,600         75
    3,600     NYNEX Corporation                               171,000         21
    9,800     PacifiCorp                                      218,050         27
    4,900     SBC Communications, Inc.                        241,325         30
   10,500     Texas Utilities Company                         448,875         55
--------------------------------------------------------------------------------
                                                            4,208,500        518
--------------------------------------------------------------------------------
          Total Value of Common Stocks (cost $53,488,043)  70,120,156      8,624
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                          Amount
                                                                        Invested
                                                                        For Each
Principal                                                             $10,000 of
Amount    Security                                            Value   Net Assets
--------------------------------------------------------------------------------
          CONVERTIBLE BONDS--.5%
$ 500M        Bell Sports Corporation,
              4 1/4%, 11/15/2000 (cost $435,090)              376,250         47
--------------------------------------------------------------------------------

          SHORT-TERM CORPORATE NOTES--9.8%
  700M        BellSouth Telecommunications, Inc.,
                 5.32%, 7/23/96                               697,724         86
  800M        BellSouth Telecommunications, Inc.,
                 5.35%, 8/20/96                               794,055         98
  450M        Du Pont (E.I.) de Nemours & Co.,
                 5.31%, 7/16/96                               449,004         55
  600M        Du Pont (E.I.) de Nemours & Co.,
                 5.31%, 7/23/96                               598,053         74
  900M        Ford Motor Credit Co.,
                 5.39%, 8/27/96                               892,319        109
  900M        General Electric Capital Corp.,
                 5.37%, 8/22/96                               893,019        110
1,200M        National Rural Utilities Cooperative
                 Finance Corp., 5.35%, 8/5/96               1,193,759        147
  400M        Sandoz Corp., 5.33%, 7/31/96                    398,223         48
  800M        SmithKline Beecham Corp.,
                 5.28%, 7/16/96                               798,240         98
 1,25M        The Stanley Works,
                 5.37%, 8/19/96                             1,240,864        153
--------------------------------------------------------------------------------
              Total Value of Short-Term Corporate Notes
               (cost $7,955,260)                            7,955,260        978
--------------------------------------------------------------------------------
Total Value of Investments (cost $61,878,393)     96.5%    78,451,666      9,649
Other Assets, Less Liabilities                     3.5      2,854,949        351
--------------------------------------------------------------------------------
Net Assets                                       100.0%   $81,306,615    $10,000
================================================================================


* Non-income producing


See notes to financial statements


Portfolio of Investments
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
June 30, 1996

-------------------------------------------------------------------------------------------------
                                                                                           Amount
                                                                                         Invested
                                                                                         For Each
Principal                                                          Interest            $10,000 of
Amount    Security                                                   Rate*     Value   Net Assets
-------------------------------------------------------------------------------------------------
          SHORT-TERM CORPORATE NOTES--97.8%
$150M            Ameritech Corporation, 8/5/96                       5.26%    $149,233       $386
 100M            Associates Corp. of North America, 2/13/97          5.11      101,244        262
 180M            Baltimore Gas & Electric Company, 8/16/96           5.35      178,770        463
 190M            Brown-Forman Corporation, 8/2/96                    5.33      189,100        489
 175M            Central Louisiana Electric Company, 7/8/96          5.32      174,819        453
 190M            Dresser Industries, Inc., 7/31/96                   5.37      189,149        490
 150M            Ford Motor Credit Company, 7/26/96                  5.32      149,446        387
  75M            Hewlett Packard Company, 7/19/96                    5.05       74,811        194
 185M            Hitachi America, Ltd., 7/15/96                      5.28      184,620        478
 150M            Illinois Tool Works, Inc., 7/16/96                  5.28      149,670        387
 200M            Massachusetts Electric Company, 7/17/96             5.11      199,546        517
 175M            McGraw-Hill, Inc., 9/10/96                          5.30      173,171        448
 150M            Merck & Company, Inc., 8/14/96                      5.59      150,359        389
 190M            MetLife Funding, Inc., 7/23/96                      5.26      189,389        490
 100M            Nalco Chemical Company, 8/21/96                     5.40       99,235        257
 175M            National Rural Utilities Cooperative
                 Financial Corporation, 7/30/96                      5.27      174,257        451
 175M            Penney (J.C.) Funding Corporation, 7/10/96          5.32      174,767        452
 150M            PepsiCo, Inc., 9/20/96                              5.38      148,184        384
 150M            Pitney Bowes Credit, Inc., 8/19/96                  5.36      148,905        385
 100M            PPG Industries, Inc., 7/22/96                       5.33       99,689        258
 150M            Republic New York Corporation, 7/31/96              5.23      149,346        387
 175M            Sandoz Corporation, 8/13/96                         5.36      173,880        450
 175M            Schering Corporation, 9/24/96                       5.38      172,777        447
 184M            TDK U.S.A. Corporation, 7/2/96                      5.40      183,973        476
-------------------------------------------------------------------------------------------------
          Total Value of Short-Term Corporate Notes
          (cost $3,778,340)                                                  3,778,340      9,780
-------------------------------------------------------------------------------------------------
          U.S. GOVERNMENT AGENCIES--2.6%
 100M            Tennessee Valley Authority, 9/9/96
                 (cost $101,331)                                     5.51      101,331        262
-------------------------------------------------------------------------------------------------
Total Value of Investments (cost $3,879,671)                        100.4%   3,879,671     10,042
Excess of Liabilities Over Other Assets                               (.4)     (16,329)       (42)
-------------------------------------------------------------------------------------------------
Net Assets                                                          100.0%  $3,863,342    $10,000
=================================================================================================

* The interest rate shown is the effective rate at the time of purchase.


See notes to financial statements






Portfolio of Investments
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 1996

--------------------------------------------------------------------------------
                                                                          Amount
                                                                        Invested
                                                                        For Each
Principal                                                             $10,000 of
Shares    Security                                            Value   Net Assets
--------------------------------------------------------------------------------
          COMMON STOCKS--85.6%
          Basic Industry--1.5%
    19,500       *American Buildings Company                $ 570,375       $93
    29,700       *Repap Enterprises, Inc.                     113,231        18
     9,000       Schulman (A.), Inc.                          220,500        36
--------------------------------------------------------------------------------
                                                              904,106       147
--------------------------------------------------------------------------------
          Capital Goods--2.8%
    14,200       Columbus McKinnon Corporation                221,875        36
    11,200       *Jacobs Engineering Group, Inc.              295,400        48
     8,400       Millipore Corporation                        351,750        57
    29,800       *Superior Services, Inc.                     506,600        82
     7,100       Tecumseh Products Company                    381,625        62
--------------------------------------------------------------------------------
                                                            1,757,250       285
--------------------------------------------------------------------------------
          Consumer Durables--2.4%
     9,500       Corning, Inc.                                364,563        59
    56,800       *Fortress Group, Inc.                        497,000        81
    14,200       *Innotech, Inc.                              158,863        26
    12,600       The Rival Company                            289,800        47
     9,800       Titan Wheel International, Inc.              156,800        25
--------------------------------------------------------------------------------
                                                            1,467,026       238
--------------------------------------------------------------------------------
           Consumer Non-Durables--1.3%
    10,200       Dreyer's Grand Ice Cream, Inc.               321,300        52
    15,700       Richfood Holdings, Inc.                      510,250        83
--------------------------------------------------------------------------------
                                                              831,550       135
--------------------------------------------------------------------------------
          Consumer Services--15.6%
    14,700       *Barnes & Noble, Inc.                        527,363        86
    20,200       *Bell Sports Corporation                     146,450        24
    14,200       *Buffets, Inc.                               173,950        28
    23,000       *Cannondale Corporation                      465,750        76
    23,900       *Cinar Films, Inc. Class "B"                 519,825        84
    14,250       *CUC International, Inc.                     505,875        82
    20,400       Equifax, Inc.                                535,500        87
     5,600       *Evergreen Media Corporation Class "A"       239,400        39
    10,600       *Federated Department Stores, Inc.           361,725        59
    21,000       *Franklin Electronic Publishers, Inc.        420,000        68
    15,000       Gaylord Entertainment Company Class "A"      423,750        69
     9,700       *Gymboree Corporation                        295,850        48
    24,900       *Home Shopping Network, Inc.                 298,800        49
    18,800       *Prime Hospitality Corporation               310,200        50
    20,300       Rite-Aid Corporation                         603,925        98
    10,500       *Scientific Games Holdings Corporation       304,500        49
     9,000       Talbots, Inc.                                291,375        47
    24,300       *Tele-Communications, Inc.,
                 Liberty Media Group Class "A"                643,950       105
    37,700       *Tele-Communications, Inc.,
                 TCI Group Class "A"                          683,312       111
    14,200       *Travis Boats & Motors, Inc.                 129,575        21
    29,400       *U.S. Office Products Company              1,234,800       200
    12,900       *Viacom, Inc. Class "B"                      501,487        81
--------------------------------------------------------------------------------
                                                            9,617,362     1,561
--------------------------------------------------------------------------------
          Financial--6.8%
    26,800       Ambassador Apartments, Inc.                  452,250        73
    26,100       *American Travellers Corporation             600,300        97
     6,100       Boatmen's Bancshares, Inc.                   244,762        40
    16,100       *Cal Fed Bancorp, Inc.                       293,825        48
     2,800       HUBCO, Inc.                                   59,150        10
    20,700       Independent Bank Corporation                 160,425        26
     6,500       Mark Twain Bancshares, Inc.                  240,500        39
     5,700       Mercantile Bancorporation, Inc.              253,650        41
    25,500       *NHP, Inc.                                   525,937        85
     6,300       Redwood Trust, Inc.                          176,400        29
    17,050       Reliance Group Holdings, Inc.                127,875        21
     7,182       Southern National Corporation                228,028        37
    22,350       Titan Holdings, Inc.                         312,900        51
    11,400       USF&G Corporation                            186,675        30
    25,300       Willis Corroon Group PLC (ADR)               300,437
        49
--------------------------------------------------------------------------------
                                                            4,163,114       676
--------------------------------------------------------------------------------
          Health Care/Miscellaneous--16.4%
     5,600       *American Homepatient, Inc.                  247,800        40
    14,200       *American Medical Response, Inc.             500,550        81
    14,200       *Anesta Corporation                          173,950        28
    29,700       *Applied Bioscience International, Inc.      311,850        51
    11,700       *Arbor Health Care Company                   318,825        52
    21,200       *Atrix Laboratories, Inc.                    212,000        34
       800       *Biopsys Medical, Inc.                        16,000         3
     5,000       Cardinal Health, Inc.                        360,625        60
     8,500       *Cardiovascular Dynamics, Inc.               104,125        17
    19,600       *CIMA Labs, Inc.                             147,000        24
    14,100       *Coventry Corporation                        222,075        36
       400       *CRA Managed Care, Inc.                       17,900         3
    11,000       Dentsply International, Inc.                 467,500        76
     4,300       *Endosonics Corporation                       76,862        12
    34,200       *Ethical Holdings PLC (ADR)                  333,450        54
    15,000       Fisher Scientific International              562,500        91
    10,500       *GMIS, Inc.                                  126,000        20
    15,150       *Health Care & Retirement Corporation        359,812        58
    14,200       *HemaSure, Inc.                              198,800        32
    23,200       *ICU Medical, Inc.                           319,000        52
    14,200       *Ligand Pharmaceuticals Class "B"            236,075        38
    12,400       *Living Centers of America, Inc.             426,250        70
    27,100       *Noven Pharmaceuticals, Inc.                 433,600        70
     7,100       *Pediatric Services of America, Inc.         161,525        26
    13,400       *Perrigo Company                             150,750        24
    22,000       *Physician Support Systems, Inc.             497,750        81
     7,300       *Rural/Metro Corporation                     250,025        41
    18,300       *Sunquest Information Systems, Inc.          274,500        45
    15,500       Teva Pharmaceutical Industries Ltd. (ADR)    587,062        95
    14,200       *Vencor, Inc.                                433,100        70
    44,700       *VidaMed, Inc.                               569,925        93
    17,500       *VISX, Inc.                                  597,187        97
    10,500       *Watson Pharmaceuticals, Inc.                397,687        65
--------------------------------------------------------------------------------
                                                           10,092,060     1,639
--------------------------------------------------------------------------------
          Technology--28.3%
     7,000       *Acxiom Corporation                          238,875        39
    11,800       *Adaptec, Inc.                               559,025        91
    28,400       *Applied Microsystems Corporation            497,000        81
     7,000       *Astea International, Inc.                   169,750        28
    12,200       AVX Corporation                              225,700        37
    13,600       *BISYS Group, Inc.                           513,400        82
    11,200       *Catalyst International, Inc.                128,800        21
    14,200       *Checkfree Corporation                       282,225        46
     8,500       *CHS Electronics, Inc.                       114,750        19
     6,850       Computer Associates International, Inc.      488,063        79
    12,000       *Control Data Systems, Inc.                  256,500        42
    14,600       *Cylink Corporation                          251,850        41
    20,500       *Discreet Logic, Inc.                        138,375        22
    25,100       *EMC Corporation                             467,488        76
    15,900       *FileNet Corporation                         580,350        94
     7,100       *Fourth Shift Corporation                     47,038         8
    30,200       *Fulcrum Technologies, Inc.                  388,825        62
    14,200       *Gandalf Technologies, Inc.                  113,600        18
    16,100       *GT Interactive Software Corporation         269,675        44
     9,600       HBO & Company                                650,400       106
     5,600       *HCIA, Inc.                                  352,800        57
    28,400       *Health Systems Design Corporation           418,900        68
     8,300       *IDX Systems Corporation                     323,700        52
    14,800       *Informix Corporation                        333,000        54
    24,000       *INTERSOLV                                   222,000        36
     2,800       *Itron, Inc.                                  79,450        13
    23,300       *JDA Software Group, Inc.                    480,563        78
    18,200       *LSI Logic Corporation                       473,200        77
    11,400       *MEMC Electronic Materials, Inc.             441,750        72
     4,900       *Metatec Corporation                          50,225         8
     5,300       *Microsoft Corporation                       636,663       103
     6,000       Motorola, Inc.                               377,250        61
    33,400       *National Semiconductor Corporation          517,700        84
     9,900       *Optical Data Systems, Inc.                  217,800        35
    22,025       *Oracle Corporation                          868,611       141
       187       *Radius, Inc.                                    514       --
    12,500       Reynolds & Reynolds Company                  665,625       108
     9,700       *Seagate Technology, Inc.                    436,500        71
    11,300       *SoftKey International, Inc.                 213,994        35
    24,100       *Softquad International, Inc.                133,680        22
     2,800       *Stanford Telecommunications, Inc.           157,500        26
     5,400       *Sterling Software, Inc.                     415,800        68
     5,100       *Sunguard Data Systems, Inc.                 204,638        33
    29,000       *Symantec Corporation                        362,500        59
    43,500       *SystemSoft Corporation                    2,044,500       332
    14,100       *ULTRADATA Corporation                       109,275        18
    11,400       *Veritas Software Corporation                490,200        80
--------------------------------------------------------------------------------
                                                           17,410,027     2,827
--------------------------------------------------------------------------------
          Telecommunications--5.9%
     7,400       *Cisco Systems, Inc.                         419,025        68
    16,900       *Colonial Data Technologies Corporation      251,388        41
    30,800       ECI Telecommunications Limited Designs       716,100       116
    28,400       Ericsson (L.M.) Telephone Company
                 Class "B" (ADR)                              610,600        98
    28,300       *Octel Communications Corporation            558,925        91
    24,000       *Saville Systems Ireland (ADR)               663,000       108
    60,400       *USCI, Inc.                                  392,600        64
--------------------------------------------------------------------------------
                                                            3,611,638       586
--------------------------------------------------------------------------------
          Transportation--3.5%
    10,700       *Fritz Companies, Inc.                       345,075        56
    26,400       Interpool, Inc.                              481,800        78
     8,500       *Landstar System, Inc.                       246,500        40
    31,500       Stolt-Nielson S.A. (ADR)                     586,688        95
    66,100       Transportacion Maritima Mexicana, S.A.
                 de C.V. (ADR)                                487,488        80
--------------------------------------------------------------------------------
                                                            2,147,551       349
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                          Amount
                                                                        Invested
Shares or                                                               For Each
Principal                                                             $10,000 of
Amount    Security                                            Value   Net Assets
--------------------------------------------------------------------------------
       Utilities--1.1%
31,600    PacifiCorp                                          703,100        114
                                                                             ---
          Total Value of Common Stocks (cost $45,440,678)  52,704,784     8,557
--------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--10.7%
$1,000M          Air Products & Chemicals, Inc.,
                 5.30%, 7/2/96                                999,853       162
 1,000M          BellSouth Telecommunications, Inc.,
                 5.35%, 8/20/96                               992,570       161
   650M          Dresser Industries, Inc.,
                 5.30%, 7/1/96                                650,000       106
 1,250M          Du Pont (E.I.) de Nemours & Co.,
                 5.28%, 7/15/96                             1,247,433       203
   800M          Ford Motor Credit Co.,
                 5.36%, 8/15/96                               794,640       129
   300M          General Electric Capital Corp.,
                 5.37%, 8/6/96                                298,389       48
   600M          Penney (J.C.) Funding Corp.,
                 5.34%, 7/29/96                               597,508       97
 1,000M          PPG Industries, Inc.,
                 5.33%, 7/22/96                               996,890       162
--------------------------------------------------------------------------------
          Total Value of Short-Term Corporate Notes
          (cost $6,577,283)                                 6,577,283     1,068
--------------------------------------------------------------------------------
Total Value of Investments (cost $52,017,961)  96.3%       59,282,067     9,625
Other Assets, Less Liabilities                  3.7         2,308,143       375
--------------------------------------------------------------------------------
Net Assets                                    100.0%      $61,590,210   $10,000
================================================================================


* Non-income producing


See notes to financial statements


Portfolio of Investments
FIRST INVESTORS LIFE GOVERNMENT FUND
June 30, 1996

----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
Principal                                                                                             $10,000 of
Amount    Security                                                                           Value    Net Assets
----------------------------------------------------------------------------------------------------------------
          MORTGAGE-BACKED CERTIFICATES--61.3%
  $  37M       Federal Home Loan Mortgage Corp., 6 1/2%, 4/1/2024                       $   34,519       $    37
    133M       Federal Home Loan Mortgage Corp., 6 1/2%, 6/1/2024                          124,773           135
  1,027M       Federal Home Loan Mortgage Corp., 6 1/2%, 9/1/2024                          969,549         1,046
    750M       Federal National Mortgage Association, 9%, 10/1/2020                        788,281           851
  1,328M       Government National Mortgage Association, 6 1/2%, 10/15/2008              1,296,926         1,400
    565M       Government National Mortgage Association, 7%, 3/15/2023                     546,008           589
    526M       Government National Mortgage Association, 7%, 7/15/2023                     507,945           548
    994M       Government National Mortgage Association, 7 1/2%, 11/15/2025                981,015         1,059
    113M       Government National Mortgage Association, 11 1/2%, 10/15/2012               127,265           137
    270M       Government National Mortgage Association, 11 1/2%, 5/15/2015                305,173           329
----------------------------------------------------------------------------------------------------------------
          Total Value of Mortgage-Backed Certificates (cost $5,758,769)                  5,681,454         6,131
----------------------------------------------------------------------------------------------------------------
          U.S. GOVERNMENT AGENCY OBLIGATIONS--22.8%
  1,000M       Federal Farm Credit Banks, 8.65%, 10/1/1999                               1,063,188         1,148
  1,000M       Federal National Mortgage Association, 8 1/2%, 2/1/2005                   1,046,323         1,129
----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $2,198,984)                      2,109,511         2,277
----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--8.1%
    750M       U.S. Treasury Note, 6 1/2%, 5/31/2001 (cost $742,813)                       750,233           810
----------------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE NOTES--3.9%
    130M       Ford Motor Credit Co., 5.37%, 7/8/96                                        129,864           140
    230M       Walt Disney Co., 5.27%, 7/3/96                                              229,941           248
----------------------------------------------------------------------------------------------------------------
          Total Value of Short-Term Corporate Notes (cost $359,805)                        359,805           388
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $9,060,371)                              96.1%          8,901,003         9,606
Other Assets, Less Liabilities                                             3.9             365,221           394
----------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%         $9,266,224       $10,000
================================================================================================================


See notes to financial statements


Portfolio of Investments
FIRST INVESTORS LIFE GROWTH FUND
June 30, 1996

--------------------------------------------------------------------------------
                                                                         Amount
                                                                       Invested
                                                                       For Each
                                                                     $10,000 of
Shares    Security                                            Value  Net Assets
--------------------------------------------------------------------------------
          COMMON STOCKS--97.4%
          Aerospace/Defense--1.8%
   5,500     Boeing Company                                    $ 479,187     $76
   5,900     United Technologies Corporation                     678,500     107
--------------------------------------------------------------------------------
                                                               1,157,687     183
--------------------------------------------------------------------------------
          Apparel/Textiles--.5%
   1,100     *Donna Karan International, Inc.                     30,800       5
   5,500     *Nine West Group, Inc.                              281,188      44
--------------------------------------------------------------------------------
                                                                 311,988      49
--------------------------------------------------------------------------------
          Banks--6.1%
   6,000     Associated Banc-Corp                                232,500      37
  11,000     Bancorp Hawaii, Inc.                                396,000      63
   4,500     Citicorp                                            371,812      59
   5,350     First Commercial Corporation                        164,512      26
   9,000     J.P. Morgan & Company, Inc.                         761,625     121
  11,300     NationsBank Corporation                             933,663     148
  15,000     State Street Boston Corporation                     765,000     121
   6,000     Wilmington Trust Corporation                        194,625      31
--------------------------------------------------------------------------------
                                                               3,819,737     606
--------------------------------------------------------------------------------
          Business Services--2.9%
  15,000     Dames & Moore, Inc.                                 181,875      29
   8,000     *DST Systems, Inc.                                  256,000      41
  13,500     Foster Wheeler Corporation                          605,812      96
   9,800     G & K Services, Inc. Class "A"                      279,300      44
   2,500     *Ionics, Inc.                                       117,500      19
  11,500     *Metromail Corporation                              257,313      41
   6,150     *Tetra Tech, Inc.                                   123,000      19
--------------------------------------------------------------------------------
                                                               1,820,800     289
--------------------------------------------------------------------------------
          Chemicals--3.3%
  10,600     Air Products and Chemicals, Inc.                    612,150      97
   5,000     Dow Chemical Company                                380,000      60
  21,600     Engelhard Corporation                               496,800      79
   6,800     Minerals Technologies, Inc.                         232,900      37
  15,000     Schulman (A.), Inc.                                 367,500      58
--------------------------------------------------------------------------------
                                                               2,089,350     331
--------------------------------------------------------------------------------
          Communications Equipment--3.2%
   2,900     *Cisco Systems, Inc.                                164,213      26
  20,000     *General Instrument Corporation                     577,500      92
  10,500     Nokia Corporation Class "A" (ADR)                   388,500      62
   9,400     *Teleport Communications Group, Inc. Class "A"      179,775      28
  16,000     *3COM Corporation                                   732,000     116
--------------------------------------------------------------------------------
                                                               2,041,988     324
--------------------------------------------------------------------------------
          Computers & Office Equipment--3.4%
   3,600     *Adaptec, Inc.                                      170,550      27
  18,000     *Compaq Computer Corporation                        886,500     140
  10,800     Hewlett-Packard Company                           1,075,950     171
--------------------------------------------------------------------------------
                                                               2,133,000     338
--------------------------------------------------------------------------------
          Drugs--6.6%
   8,000     Merck & Company, Inc.                               517,000      82
  12,500     Pfizer, Inc.                                        892,188     141
  15,000     Rhone-Poulenc Rorer Group, Inc.                   1,006,875     160
  14,000     Warner-Lambert Company                              770,000     122
  15,000     Zeneca Group PLC (ADR)                            1,008,750     160
--------------------------------------------------------------------------------
                                                               4,194,813     665
--------------------------------------------------------------------------------
          Electrical Equipment--2.9%
   8,500     General Electric Company                            735,250     117
  11,000     Hubbell, Inc. Class "B"                             728,750     116
   9,000     *Littlefuse, Inc.                                   337,500      53
--------------------------------------------------------------------------------
                                                               1,801,500     286
--------------------------------------------------------------------------------
          Electronics--3.6%
  17,700     AMP, Inc.                                           710,212     113
  14,000     Dallas Semiconductor Corporation                    253,750      40
  13,200     Intel Corporation                                   969,375     154
  13,000     *Maxim Integrated Products, Inc.                    355,063      56
--------------------------------------------------------------------------------
                                                               2,288,400     363
--------------------------------------------------------------------------------
          Energy Services--.9%
   6,600     Schlumberger Ltd.                                   556,050      88
--------------------------------------------------------------------------------
          Energy Sources--4.6%
  13,300     Amoco Corporation                                   962,587     153
   8,000     *Barrett Resources Corporation                      238,000      38
  15,500     Burlington Resources, Inc.                          666,500     106
  30,000     Unocal Corporation                                1,012,500     160
--------------------------------------------------------------------------------
                                                               2,879,587     457
--------------------------------------------------------------------------------
          Entertainment Products--1.6%
   7,000     *Coleman Company, Inc. (New)                        296,625      47
   7,000     Harley-Davidson, Inc.                               287,875      46
  15,600     *Speedway Motorsports, Inc.                         399,750      63
--------------------------------------------------------------------------------
                                                                 984,250     156
--------------------------------------------------------------------------------
          Financial Services--3.9%
  20,000     American Express Company                            892,500     141
  33,280     Federal National Mortgage Association             1,114,880     177
   9,000     Morgan Stanley Group, Inc.                          442,125      70
--------------------------------------------------------------------------------
                                                               2,449,505     388
--------------------------------------------------------------------------------
          Food/Beverage/Tobacco--4.6%
   8,000     *Canandaigua Wine Company, Inc. Class "A"           240,000      38
  36,000     PepsiCo, Inc.                                     1,273,500     202
   5,500     Philip Morris Cos., Inc.                            572,000      91
  24,600     Sara Lee Corporation                                796,425     126
--------------------------------------------------------------------------------
                                                               2,881,925     457
--------------------------------------------------------------------------------
          Health Services--1.5%
     900     *American Medical Response, Inc.                     31,725       5
  33,000     *Beverly Enterprises                                396,000      63
   5,000     Columbia/HCA Healthcare Corporation                 266,875      42
   8,000     *Living Centers of America, Inc.                    275,000      44
--------------------------------------------------------------------------------
                                                                 969,600     154
--------------------------------------------------------------------------------
          Household Products--2.7%
  11,500     *Bush Boake Allen, Inc.                             250,125      40
  10,000     Kimberly-Clark Corporation                          772,500     122
   7,500     Procter & Gamble Company                            679,688     108
--------------------------------------------------------------------------------
                                                               1,702,313     270
--------------------------------------------------------------------------------
          Housing--.3%
  12,000     Juno Lighting, Inc.                                 204,000      32
--------------------------------------------------------------------------------
          Insurance--4.6%
  15,000     Allstate Corporation                                684,375     108
   8,175     American International Group, Inc.                  806,259     128
   7,000     American Re Corporation                             314,125      50
   9,900     Frontier Insurance Group, Inc.                      341,550      54
  17,250     Travelers Group, Inc.                               787,031     125
--------------------------------------------------------------------------------
                                                               2,933,340     465
--------------------------------------------------------------------------------
          Machinery & Manufacturing--3.2%
   7,000     Caterpillar, Inc.                                   474,250      75
  11,500     Donaldson Company                                   296,125      47
   9,100     Minnesota Mining & Manufacturing Company            627,900     100
   8,000     *MSC Industrial Direct Company, Inc. Class "A"      258,000      41
   4,000     Nordson Corporation                                 226,000      36
   7,000     *Paxar Corporation                                  122,500      19
--------------------------------------------------------------------------------
                                                               2,004,775     318
--------------------------------------------------------------------------------
          Media--5.2%
  19,000     ADVO, Inc.                                          197,125      31
  35,000     Comcast Corporation Class "A"                       647,500     102
  12,000     Dun & Bradstreet Corporation                        750,000     119
   8,000     Gannett Company                                     566,000      90
   9,700     *Tele-Communications, Inc.,
             Liberty Media Group Class "A"                       257,050      41
  21,400     *Viacom, Inc. Class "B"                             831,925     132
--------------------------------------------------------------------------------
                                                               3,249,600     515
--------------------------------------------------------------------------------
          Medical Products--2.7%
  22,000     Abbott Laboratories                                 957,000     152
  16,000     *Biomet, Inc.                                       230,000      37
   9,500     Life Technologies, Inc.                             299,250      47
   5,000     *Nellcor Puritan Bennett, Inc.                      242,500      38
--------------------------------------------------------------------------------
                                                               1,728,750     274
--------------------------------------------------------------------------------
          Metals & Minerals--.4%
   6,000     *UCAR International, Inc.                           249,750      39
--------------------------------------------------------------------------------
          Paper/Forest Products--1.1%
   8,000     Bemis Company, Inc.                                 280,000      45
  12,000     International Paper Company                         442,500      70
--------------------------------------------------------------------------------
                                                                 722,500     115
--------------------------------------------------------------------------------
          Retail--7.3%
  15,500     Arbor Drugs, Inc.                                   323,562      51
  13,000     *Barnes & Noble, Inc.                               466,375      74
   5,000     *Gymboree Corporation                               152,500      24
  11,000     Home Depot, Inc.                                    594,000      94
  18,000     May Department Stores Company                       787,500     125
   7,500     *OfficeMax, Inc.                                    179,062      28
  19,000     Rite Aid Corporation                                565,250      90
  11,800     *Saks Holdings, Inc.                                402,675      64
   9,300     Talbots, Inc.                                       301,088      48
  32,000     Wal-Mart Stores, Inc.                               812,000     129
--------------------------------------------------------------------------------
                                                               4,584,012     727
--------------------------------------------------------------------------------
          Software & Services--8.6%
   6,000     *American Management Systems, Inc.                  175,500      28
  18,000     Automatic Data Processing, Inc.                     695,250     110
   4,500     BGS Systems, Inc.                                   175,500      28
   8,000     *Bisys Group, Inc.                                  302,000      48
   9,600     *BMC Software, Inc.                                 573,600      91
     900     *Check Point Software Technologies Ltd.              21,600       4
  16,500     *Cognos, Inc.                                       379,500      60
   9,800     *Computer Sciences Corporation                      732,550     116
   6,600     First Data Corporation                              525,525      83
   6,300     *Microsoft Corporation                              756,788     120
  10,500     *Policy Management Systems Corporation              525,000      83
   4,500     *Sterling Software, Inc.                            346,500      55
  16,000     *Systems & Computer Technology Corporation          232,000      37
--------------------------------------------------------------------------------
                                                               5,441,313     863
--------------------------------------------------------------------------------
          Telephone--4.4%
  19,700     A T & T Corp.                                     1,221,400     194
   7,000     Century Telephone Enterprises                       223,125      35
  25,500     MCI Communications Corporation                      653,438     104
  13,500     SBC Communications, Inc.                            664,875     105
--------------------------------------------------------------------------------
                                                               2,762,838     438
--------------------------------------------------------------------------------
          Transportation--1.9%
  11,800     Air Express International Corporation               333,350      53
  11,000     Airborne Freight Corporation                        286,000      45
   5,000     M.S. Carriers, Inc.                                 102,500      16
   7,000     Union Pacific Corporation                           489,125      78
--------------------------------------------------------------------------------
                                                               1,210,975     192
--------------------------------------------------------------------------------
          Travel & Leisure--3.6%
   6,500     *Doubletree Corporation                             230,750      37
  10,500     *Landry's Seafood Restaurants, Inc.                 259,875      41
  18,000     McDonald's Corporation                              841,500     133
   6,300     *Quality Dining, Inc.                               206,325      33
  25,000     Southwest Airlines Company                          728,125     115
--------------------------------------------------------------------------------
                                                               2,266,575     359
--------------------------------------------------------------------------------
          Total Value of Common Stocks (cost $50,421,120)     61,440,921   9,741
--------------------------------------------------------------------------------
          REPURCHASE AGREEMENTS--2.3%
$1,444M   Lanston Aubrey Securities, Inc., 5.45%, 7/1/96,
          (collateralized by U.S. Treasury Bonds,
          12%, 8/15/2013, valued at $1,485M)
          (cost $1,444,000)                                    1,444,000     229
--------------------------------------------------------------------------------
Total Value of Investments (cost $51,865,120)     99.7%       62,884,921   9,970
Other Assets, Less Liabilities                      .3           189,905      30
--------------------------------------------------------------------------------
Net Assets                                       100.0%      $63,074,826 $10,000
================================================================================

* Non-income producing

See notes to financial statements


Portfolio of Investments
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 1996

--------------------------------------------------------------------------------
                                                                          Amount
                                                                        Invested
                                                                        For Each
Principal                                                             $10,000 of
Amount    Security                                              Value Net Assets
--------------------------------------------------------------------------------
          CORPORATE BONDS--83.2%
          Aerospace/Defense--1.2%
  $ 500M    Howmet Corp., 10%, 2003 (Note 4)                    $527,500    $119
--------------------------------------------------------------------------------
          Apparel/Textiles--1.3%
    600M    Westpoint Stevens, Inc., 9 3/8%, 2005                582,000     131
--------------------------------------------------------------------------------
          Automotive--5.1%
    700M    Collins & Aikman Products Co., 11 1/2%, 2006         713,563     161
    800M    SPX Corp., 11 3/4%, 2002                             849,000     191
    700M    Walbro Corp., 9 7/8%, 2005                           691,250     156
--------------------------------------------------------------------------------
                                                               2,253,813     508
--------------------------------------------------------------------------------
          Chemicals--3.7%
    700M    Harris Chemical North America, Inc.,
            0%-10 1/4%, 2001                                     701,750     158
    600M    Rexene Corp., 11 3/4%, 2004                          624,000     141
    300M    Synthetic Industries, Inc., 12 3/4%, 2002            318,750      72
--------------------------------------------------------------------------------
                                                               1,644,500     371
--------------------------------------------------------------------------------
          Computers/Software/Business Equipment--1.2%
    500M    Bell & Howell Co., 10 3/4%, 2002                     532,500     120
--------------------------------------------------------------------------------
          Consumer Products--1.6%
    700M    Herff Jones, Inc., 11%, 2005                         724,500     163
--------------------------------------------------------------------------------
          Electrical Equipment--1.6%
    700M    Essex Group, Inc., 10%, 2003                         707,000     159
--------------------------------------------------------------------------------
          Energy--8.4%
  1,000M    Clark R & M Holdings, Inc., 0%, 2000                 690,000     156
    700M    Falcon Drilling Co., Inc., 12 1/2%, 2005             780,500     176
    800M    Giant Industries, Inc., 9 3/4%, 2003                 791,000     178
    800M    United Meridian Corp., 10 3/8%, 2005                 830,000     187
    650M    Vintage Petroleum, Inc., 9%, 2005                    622,375     140
--------------------------------------------------------------------------------
                                                               3,713,875     837
--------------------------------------------------------------------------------
          Financial Services--1.7%
    700M    American Life Holding Co., 11 1/4%, 2004             740,250     167
--------------------------------------------------------------------------------
          Food/Beverage/Tobacco--2.0%
    250M    Doane Products Co., 10 5/8%, 2006                    251,250      57
    600M    Van de Kamps, Inc. 12%, 2005                         640,500     144
--------------------------------------------------------------------------------
                                                                 891,750     201
--------------------------------------------------------------------------------
          Gaming/Lodging--1.6%
    700M    Showboat, Inc., 9 1/4%, 2008                         712,250     161
--------------------------------------------------------------------------------
          Healthcare--10.4%
    750M    Abbey Healthcare Group, Inc., 9 1/2%, 2002           772,500     174
    700M    Dade International, Inc., 11 1/8%, 2006 (Note 4)     722,750     163
    700M    Genesis Healthcare, Inc., 9 3/4%, 2005               713,125     161
    600M    Integrated Health Services, Inc., 9 5/8%, 2002       597,000     135
    400M    Integrated Health Services, Inc., 10 3/4%, 2004      414,000      93
    500M    Mediq/PRN Life Support Services, Inc.,
            12 1/8%, 1999                                        537,500     121
    800M    Tenet Healthcare Corp., 10 1/8%, 2005                850,000     192
--------------------------------------------------------------------------------
                                                               4,606,875   1,039
--------------------------------------------------------------------------------
          Media/Cable Television--14.5%
  1,000M    Affiliated Newspaper Investments, 0%-13 1/4%, 2006   705,000     159
  1,000M    Bell Cablemedia PLC, 0%-11.95%, 2004                 712,500     161
    500M    Diamond Cable Communications PLC, 0%-11 3/4%, 2005   296,250      67
  1,400M    Echostar Communications Corp., 0%-12 7/8%, 2004     1,032,500    232
    500M    Garden State Newspapers, Inc., 12%, 2004             527,500     119
    750M    Outdoor Systems, Inc., 10 3/4%, 2003                 780,000     176
    400M    PanAmSat Capital Corp., 0%-11 3/8%, 2003             349,000      79
    500M    Rogers Cablesystems, Inc., 10%, 2005                 497,500     112
  1,000M    Sullivan Broadcasting, 10 1/4%, 2005                 950,000     213
    600M    World Color Press, Inc., 9 1/8%, 2003                585,000     132
--------------------------------------------------------------------------------
                                                               6,435,250   1,450
--------------------------------------------------------------------------------
          Mining/Metals--6.0%
    634M    Carbide/Graphite Group, Inc., 11 1/2%, 2003          678,380     153
    800M    Gulf States Steel Inc., 13 1/2%, 2003                708,000     160
    900M    WCI Steel, Inc., 10 1/2%, 2002                       918,000     206
    400M    Wheeling-Pittsburgh Steel Corp., 9 3/8%, 2003        372,000      84
--------------------------------------------------------------------------------
                                                               2,676,380     603
--------------------------------------------------------------------------------
          Miscellaneous--1.7%
    700M    Monarch Marking Systems, Inc., 12 1/2%, 2003         742,000     167
--------------------------------------------------------------------------------
          Paper/Forest Products--10.1%
    500M    Container Corp., 11 1/4%, 2004                       516,250     116
    500M    Gaylord Container Corp., 11 1/2%, 2001               515,000     116
    800M    Rainy River Forest Products Co., Inc.,
            10 3/4%, 2001                                        842,000     190
    800M    Riverwood International, 10 1/4%, 2006               798,000     180
    800M    S.D. Warren Co., Inc., 12%, 2004                     852,000     192
  1,000M    Stone Container Corp., 9 7/8%, 2001                  975,000     220
--------------------------------------------------------------------------------
                                                               4,498,250   1,014
--------------------------------------------------------------------------------
          Retail-Food/Drug--1.8%
    800M    P&C Food Markets, Inc., 11 1/2%, 2001                784,000     177
--------------------------------------------------------------------------------
          Retail-General Merchandise--1.5%
    750M    General Host Co., Inc., 11 1/2%, 2002                691,875     156
--------------------------------------------------------------------------------
          Telecommunications--6.7%
  1,500M    American Communication Services, Inc.,
            0%-13%, 2005 (Note 4)                                840,000     189
    750M    CAI Wireless Systems, Inc., 12 1/4%, 2002            785,625     177
  1,100M    InterCel, Inc., 0%-12%, 2006                         600,875     135
    800M    Metrocall, Inc., 10 3/8%, 2007                       744,000     169
--------------------------------------------------------------------------------
                                                               2,970,500     670
--------------------------------------------------------------------------------
          Transportation--1.1%
    500M    Trism, Inc., 10 3/4%, 2000                           471,875     106
--------------------------------------------------------------------------------
          Total Value of Corporate Bonds (cost $36,572,553)   36,906,943   8,319
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          Amount
                                                                        Invested
                                                                        For Each
                                                                      $10,000 of
Shares    Security                                              Value Net Assets
--------------------------------------------------------------------------------
          COMMON STOCKS--.6%
          Financial Services--.2%
   4,000    *Olympic Financial Ltd.                               92,000      21
--------------------------------------------------------------------------------
          Gaming/Lodging--.0%
   2,000    *Goldriver Hotel & Casino Corp., Series "B"             --      --
--------------------------------------------------------------------------------
          Media/Cable Television--.4%
   1,000    *Affiliated Newspaper Investments                     30,500       7
   4,744    *Echostar Communications Corp., Class "A"            134,018      30
--------------------------------------------------------------------------------
 164,518                                                                      37
--------------------------------------------------------------------------------
            Total Value of Common Stocks (cost $49,286)          256,518      58
--------------------------------------------------------------------------------
          PREFERRED STOCKS--7.5%
          Consumer Services--1.5%
     700    Time Warner, Inc., Series "K"                        689,500     155
--------------------------------------------------------------------------------
          Financial Services--4.2%
   7,000    California Federal Bank, 10 5/8%, Series "B"         764,750     173
  10,000    First Nationwide Bank, 11 1/2%                     1,105,000     249
--------------------------------------------------------------------------------
1,869,750                                                                    422
--------------------------------------------------------------------------------
          Media/Cable Television--.9%
     337    PanAmSat Capital Corp., 12 3/4%                      385,979      87
--------------------------------------------------------------------------------
          Paper/Forest Products--.9%
  10,800    *S.D. Warren Co., Inc., 14%                          383,400      86
--------------------------------------------------------------------------------
            Total Value of Preferred Stocks (cost $3,040,878)  3,328,629     750
--------------------------------------------------------------------------------


                                                                          Amount
 Warrants                                                               Invested
       or                                                               For Each
Principal                                                             $10,000 of
   Amount Security                                             Value  Net Assets
--------------------------------------------------------------------------------
          WARRANTS--.4%
          Gaming/Lodging--.0%
     200    *Goldriver Finance Corp., Liquidating Trust         1,400       --
   4,200    *President Riverboat Casinos, Inc.
             (expiring 9/23/96) (Note 4)                        4,200          1
--------------------------------------------------------------------------------
                                                                5,600          1
--------------------------------------------------------------------------------
          Mining/Metals--.0%
     800    *Gulf State Steel Acquisition Corp.
             (expiring 4/1/03) (Note 4)                           400       --
--------------------------------------------------------------------------------
          Paper/Forest Products--.1%
            10,800    *S.D. Warren Co., Inc.
                       (expiring 12/15/06) (Note 4)            32,400          7
--------------------------------------------------------------------------------
          Retail-General Merchandise--.0%
     100    *Payless Cashways, Inc. (expiring 11/1/96)             10       --
--------------------------------------------------------------------------------
          Telecommunications--.3%
   1,500    *American Communication Services, Inc.
             (expiring 11/1/05) (Note 4)                      157,500         36
--------------------------------------------------------------------------------
          Total Value of Warrants (cost $5,375)               195,910         44
--------------------------------------------------------------------------------
          SHORT-TERM CORPORATE NOTES--3.8%
 $1,000M    Florida Power Corp., 5.45%, 7/3/96                999,697        225
    679M    Massachusetts Electric Co., 5.37%, 7/1/96         679,000        153
--------------------------------------------------------------------------------
          Total Value of Short-Term Corporate Notes
          (cost $1,678,697)                                 1,678,697        378
--------------------------------------------------------------------------------
Total Value of Investments (cost $41,346,789)       95.5%  42,366,697      9,549
Other Asset, Less Liabilities                        4.5    1,999,858        451
--------------------------------------------------------------------------------
Net Assets                                         100.0% $44,366,555    $10,000
================================================================================

* Non-income producing


See notes to financial statements


Portfolio of Investments
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 1996

--------------------------------------------------------------------------------
                                                                          Amount
                                                                        Invested
                                                                        For Each
                                                                      $10,000 of
Shares    Security                                           Value    Net Assets
--------------------------------------------------------------------------------
          COMMON STOCKS--92.6%
          United States--24.5%
  6,000   American Express Company                     $   267,750       $    55
  6,625   American International Group, Inc.               653,391           133
  6,500   American Re Corporation                          291,688            60
  4,000  *AMR Corporation                                  364,000            74
  8,500   A T & T Corp.                                    527,000           108
  4,500   Boeing Company                                   392,063            80
  7,200   Conrail, Inc.                                    477,900            97
  7,500   Dow Chemical Company                             570,000           116
  7,000   Exxon Corporation                                608,125           124
 15,000   Federal National Mortgage Association            502,500           103
  6,000   General Electric Company                         519,000           105
  5,000   Gillette Company                                 311,875            64
  4,000   Hewlett-Packard Company                          398,500            81
  4,000   Intel Corporation                                293,750            60
 16,000   International Paper Company                      590,000           120
 12,000   Johnson & Johnson                                594,000           121
  7,000   Kimberly Clark Corporation                       540,750           110
 15,000   MCI Communications                               384,375            78
 10,000   Pepsico, Inc.                                    353,750            72
 10,000   Pharmacia & Upjohn, Inc.                         443,750            91
  2,200   United Technologies Corporation                  253,000            52
 21,000   Unocal Corporation                               708,750           146
    696  *Viacom Inc., Class "A"                            26,535             5
 10,273  *Viacom Inc., Class "B"                           399,363            81
 22,000   Wal-Mart Stores, Inc.                            558,250           114
  9,500   Warner-Lambert Company                           522,500           107
  8,300   York International Corporation                   429,525            88
--------------------------------------------------------------------------------
                                                        11,982,090         2,445
--------------------------------------------------------------------------------
          Japan--15.1%
 11,000   Aichi Machine Industry Company                    77,223            16
 12,000   Asahi Organic Chemicals Industry Company Ltd.     94,200            19
  8,400   Canon Sales Company Ltd.                         233,585            48
 32,000   Chichibu Onoda Cement Company                    183,510            37
  2,000   Chudenko Corporation                              72,574            15
 24,000   Chugai Pharmaceutical Company Ltd.               234,132            48
 17,000   Dai Nippon Printing Company Ltd.                 328,586            67
  2,000   Ito-Yokado Company Ltd.                          120,531            25
  1,000   Japan Associated Finance                         116,702            24
 12,000   JGC Corporation                                  157,547            32
 51,000   Kawasaki Steel                                   183,666            37
  6,000   Kyudenko Corporation                              80,414            16
  3,000   Mabuchi Motor Company Ltd.                       190,916            39
 14,000   Matsushita Electric Industrial Company Ltd.      260,390            53
 26,000   Mitsubishi Heavy Industries                      225,906            46
  7,000   Murata Manufacturing Company Ltd.                264,858            54
  3,000   Nihon Jumbo Company Ltd.                         120,348            25
 26,000   Nippon Express                                   253,643            52
 10,000   Nippon Sanso Corporation                          49,233            10
  6,000   Nippondenso Company Ltd.                         130,195            27
 92,000  *NKK Corporation                                  278,475            57
 14,000   Nomura Securities Company Ltd.                   273,154            56
 16,000   Onward Kashiyama                                 261,118            53
 18,000   Sakura Bank Ltd.                                 200,216            41
  1,000   Sankyo Company Ltd.                               25,893             5
  4,000   Sanwa Bank Ltd.                                   74,032            15
  5,000   Secom Company Ltd.                               330,046            67
  8,400   Shimamura Corporation                            369,141            75
  5,000   Sony Corporation                                 328,678            67
 30,000   Sumitomo Marine & Fire Insurance Company         261,210            53
 50,000   Sumitomo Realty & Development                    395,235            81
 16,000   Sumitomo Trust and Banking Company Ltd.          218,814            45
 15,000   Toda Construction Company Ltd.                   146,332            30
  6,300   Tokyo Mitsubishi Bank Ltd.                       145,895            30
 20,000   Toyo Ink Manufacturing Company Ltd.              114,512            23
 11,000   Toyota Motor Corporation                         274,795            56
 16,000   Yamato Kogyo Co. Ltd.                            191,098            39
 7,000    Yamazaki Baking Co. Ltd.                         129,557            25
--------------------------------------------------------------------------------
                                                         7,396,360         1,508
--------------------------------------------------------------------------------
          United Kingdom--7.6%
 33,800   Allied Irish Banks PLC                           176,987            36
 38,000   Associated British Foods PLC                     228,502            47
 17,000   Boots Company PLC                                152,940            31
130,000   British Gas PLC                                  363,584            74
100,000   British Steel PLC                                254,040            52
 25,000   British Telecommunictions PLC                    134,403            27
 70,000   BTR PLC                                          275,177            56
 23,300   De La Rue PLC                                    215,411            44
 70,000   National Grid Holdings PLC                       185,444            38
 56,000   Northern Foods PLC                               162,714            33
 47,244   Powergen PLC                                     345,746            71
  9,000   Reckitt & Colman PLC                              94,532            19
 20,000   Royal Bank of Scotland PLC                       153,204            31
 30,000   Royal Insurance Holdings PLC                     185,523            38
 40,000   Sainsbury PLC                                    235,556            48
 30,000  *Sun Life & Provincial Holdings                   103,014            21
 20,000   United Biscuits(Holdings) PLC                     66,502            14
100,695   Vodafone Group PLC
          (695 shares restricted-Note 8)                   375,502            77
--------------------------------------------------------------------------------
                                                         3,708,781           757
--------------------------------------------------------------------------------
          France--6.5%
  1,250   Accor                                            174,822            36
 12,500   Assurance General                                338,475            69
 10,500   Banque Nationale De Paris                        368,554            75
  2,430   Compagnie De Saint Gobain                        325,221            66
  3,000   Compagnie Financiere D'Paribas                   177,153            36
    800  *Dassault Systeme (ADR)                            24,800             5
  1,443   Groupe Danone                                    218,352            45
  2,000   Groupe Havas SA                                  163,556            33
    900   Peugeot SA                                       120,452            25
 17,969   Rhone-Poulenc SA Series "A"                      472,252            96
  2,615   Societe Generale Paris                           287,503            59
  3,000   Societe Nationale Elf Aquitaine                  220,625            45
  4,122   Total SA Class "B"                               305,702            62
--------------------------------------------------------------------------------
                                                         3,197,467           652
--------------------------------------------------------------------------------
          Australia--4.1%
 70,892   Amcor Ltd.                                       482,633            98
105,159   Australian & New Zealand Banking Group           498,243           103
 51,626   Boral Ltd                                        134,083            27
 35,660   Broken Hill Proprietary Ltd.                     493,124           101
122,148   Goodman Fielder Ltd.                             124,005            25
 26,000   Pioneer International Ltd.                        75,712            15
  7,300   Qantas Airways (ADR) (Note 4)                    123,528            25
 20,000   Westpac Banking Corporation                       88,622            18
--------------------------------------------------------------------------------
                                                         2,019,950           412
--------------------------------------------------------------------------------
          Netherlands--3.8%
  1,800   Akzo-Nobel NV                                    215,644            44
 11,000   Elsevier NV CVA                                  166,903            34
 15,752   ING Groep NV                                     469,706            95
  7,000   KLM Royal Dutch Airlines                         223,904            46
  2,500   Polygram NV                                      147,629            30
  2,700   Unilever NV CVA                                  390,691            80
 15,500   Verenigd Bezit VNU                               240,630            49
--------------------------------------------------------------------------------
                                                         1,855,107           378
--------------------------------------------------------------------------------
          Switzerland--3.2%
    365   Ciba Geigy AG Regd                               444,716            91
    110   Financiere Richemont AS                          174,012            36
    480   Nestle SA Regd                                   548,016           111
    350   Sulzer AG PC                                     209,725            42
    900   Swiss Bank Corporation                           177,607            36
--------------------------------------------------------------------------------
                                                         1,554,076           316
--------------------------------------------------------------------------------
          Hong Kong--2.8%
 60,000   Citic Pacific Ltd.                               242,616            50
 58,000   Hutchison Whampoa Ltd.                           364,907            75
 37,000   Sun Hung Kai Properties                          374,037            76
 43,000   Swire Pacific Class "A"                          368,028            75
  6,000  *Tingyi Holding Company                             1,647            --
--------------------------------------------------------------------------------
                                                         1,351,235           276
--------------------------------------------------------------------------------
          Germany--2.7%
    600   Bayer AG                                          21,108             4
  1,250  *Daimler-Benz AG (with Rights)                    335,260            67
    575   Degussa AG                                       195,112            40
  3,300   Deutsche Bank AG                                 156,313            32
    600   Karstadt AG                                      238,874            49
    350   Mannesmann AG                                    120,948            25
 15,000  *Metallgesellschaft AG                            257,695            53
--------------------------------------------------------------------------------
                                                         1,325,310           270
--------------------------------------------------------------------------------
          Sweden--2.5%
  3,900   Astra AB Series "A" Free                         172,211            35
 14,000   Avesta Sheffield AB Free                         131,866            27
 14,000   BT Industries AB                                 215,207            45
  3,000   Electrolux AB Free B                             150,780            31
  8,000   Nordbanken                                       154,322            31
 30,000   Skandinaviska Enskilda Banken Series "A"         239,619            49
 10,000   Stora Kopparbergs Bergslags Series "A"           131,866            27
--------------------------------------------------------------------------------
                                                         1,195,871           245
--------------------------------------------------------------------------------
          Singapore--2.3%
 32,000   Development Bank of Singapore                    399,024            81
 30,000   Far East-Levingston                              165,786            34
 55,000   Keppel Corporation                               459,811            95
 30,000   Straits Steamship Land Ltd.                      100,320            20
--------------------------------------------------------------------------------
                                                         1,124,941           230
--------------------------------------------------------------------------------
          Italy--2.2%
 20,000   Arnaldo Mondadori Editore SPA                    151,342            31
145,300   Banca Commercial Italiana                        291,922            60
 50,000   Fiat SPA                                         167,485            34
120,000  *Finanziaria Autogrill SPA                        137,532            27
159,000   Telecom Italia SPA                               341,755            70
--------------------------------------------------------------------------------
                                                         1,090,036           222
--------------------------------------------------------------------------------
          Norway--2.0%
  2,700   Christiania Bank OG                                6,359             1
  8,378   Hafslund Nyco Series "A" Free                     60,613            12
  3,200   Kvaerner AS Series "A"                           135,215            28
  8,378  *Nycomed AS Class "A"                             120,582            25
  6,500   Orkla AS Class "A"                               342,193            70
 21,000   Saga Petroleum Series "A" Free                   308,713            63
--------------------------------------------------------------------------------
                                                           973,675           199
--------------------------------------------------------------------------------
          Spain--1.9%
  2,300   Acerinox SA Regd                                 239,488            49
  2,000   Empresa Nacional  De Electricidad SA             124,638            25
  3,200   Empresa Nacional  De Electricidad SA (ADR)       200,400            41
  7,000   Repsol SA (ADR)                                  243,250            50
  7,500   Telefonica De Espana                             138,053            28
--------------------------------------------------------------------------------
                                                           945,829           193
--------------------------------------------------------------------------------
          Canada--1.8%
 32,000   Canadian Pacific Ltd.                            704,000           144
  6,000  *Canwest Global Communications                    163,500            33
  3,400   Nova Corporation                                  30,748             6
--------------------------------------------------------------------------------
                                                           898,248           183
--------------------------------------------------------------------------------
          Denmark--1.7%
 14,700   Tele Danmark A/S Class "B" (ADR)                 373,013            76
 10,000   Unidanmark A/S "A" Regd                          463,744            95
--------------------------------------------------------------------------------
                                                           836,757           171
--------------------------------------------------------------------------------
          Finland--1.5%
 80,000  *Merita Bank Ltd.                                 167,024            34
 27,500   Metsa-Serla OY Class "B"                         195,332            40
  7,500   Nokia Corporation Class "A" (ADR)                277,500            57
  6,100   Valmet OY                                        103,069            21
--------------------------------------------------------------------------------
                                                           742,925           152
--------------------------------------------------------------------------------
          Malaysia--1.1%
 14,000   Aokam Perdana BHD                                 23,451             5
 50,000   Land & General Holdings BHD                      123,230            25
 20,000   Resorts World BHD                                114,618            23
108,000   Sime Darby Berhad                                298,642            61
--------------------------------------------------------------------------------
                                                           559,941           114
--------------------------------------------------------------------------------
          Korea--1.0%
  3,060   Daewoo Securities                                 71,296            15
 11,000   Hanil Bank                                       109,704            22
  6,000   Hanwha Chemical Corporation                       64,721            13
  1,000   Korea Electric Power                              40,731             8
  3,000   Pohang Iron & Steel Co. Ltd. (ADR)                73,125            15
  1,900   Shinhan Bank                                      34,666             7
  1,300   Shinsegae Department Store                        87,663            18
--------------------------------------------------------------------------------
                                                           481,906            98
--------------------------------------------------------------------------------
          Argentina--.9%
  4,000   BAESA (ADR)                                       53,000            11
  6,000  *Banco Frances Del Rio La Plata SA (ADR)          172,500            35
  8,000   Telefonica De Argentina SA Class "B" (ADR)       237,000            48
--------------------------------------------------------------------------------
                                                           462,500            94
--------------------------------------------------------------------------------
          New Zealand--.6%
 38,070   Air New Zealand Class "B"                        121,272            25
 84,000   Carter Holt Harvey Ltd.                          191,621            39
--------------------------------------------------------------------------------
                                                           312,893            64
--------------------------------------------------------------------------------
          Chile--.6%
    900   Compania De Telecomunicaciones
          De Chile SA (ADR)                                 88,313            18
  7,000   Enersis SA (ADR)                                 217,000            44
--------------------------------------------------------------------------------
                                                           305,313            62
--------------------------------------------------------------------------------
          Thailand--.5%
286,000   Bangkok Metropolitan Bank Public
          Company Ltd. Foreign Regd.                       202,660            42
  4,000   Siam City Cement Co. Ltd. Foreign Regd.           50,395            10
--------------------------------------------------------------------------------
                                                            253,055           52
--------------------------------------------------------------------------------
          Brazil--.5%
 10,000   Aracruz Celulose SA (ADR)                          95,000           20
 10,000   Centrais Electricas Brasileiras (ADR)             138,437           28
--------------------------------------------------------------------------------
                                                            233,437           48
--------------------------------------------------------------------------------
          Indonesia--.4%
 64,000   Jaya Real Property Foreign Regd.                  206,234           42
--------------------------------------------------------------------------------
          Mexico--.3%
 20,743   Alfa SA Class "A"                                  94,595           19
  8,200   Transportacion Maritima Mexicana SA
          Class "A" (ADR)                                    52,275           11
--------------------------------------------------------------------------------
                                                            146,870           30
--------------------------------------------------------------------------------
          Philippines--.2%
  6,000   Philippine National Bank                          100,193           20
--------------------------------------------------------------------------------
          Luxembourg--.2%
  8,000   Quilmes Industrial (ADR)                           82,000           17
--------------------------------------------------------------------------------
          India--.1%
 10,000  *Arvind Mills (GDR) (Note 4)                        39,739            8
  1,000   Reliance Industries Ltd. (GDS) (Note 4)            13,000            3
--------------------------------------------------------------------------------
                                                             52,739           11
--------------------------------------------------------------------------------
          Total Value of Common Stocks
          (cost $38,863,429)                             45,395,739        9,261
--------------------------------------------------------------------------------

                                                                         Amount
                                                                       Invested
Shares or                                                              For Each
Principal                                                            $10,000 of
   Amount Security                                          Value    Net Assets
-------------------------------------------------------------------------------
          PREFERRED STOCKS--.5%
          Germany--.3%
  1,800   Hornbach Holdings                               154,913            32
-------------------------------------------------------------------------------
          Brazil--.2%
700,000   Petrol Brasil                                    88,200            18
-------------------------------------------------------------------------------
          Total Value of Preferred Stocks
          (cost $194,380)                                 243,113            50
-------------------------------------------------------------------------------
          U.S. GOVERNMENT OBLIGATIONS--6.7%
$  550M   United States Treasury Bill, 5.08%, 8/1/96      547,580           112
 1,800M   United States Treasury Bill, 5.11%, 8/1/96    1,792,032           365
   950M   United States Treasury Bill, 5.13%, 8/15/96     943,936           193
-------------------------------------------------------------------------------
          Total Value of U.S. Government Obligations
          (cost $3,283,548)                             3,283,548           670
-------------------------------------------------------------------------------
          REPURCHASE AGREEMENTS--.2%
   121M   Swiss Bank Capital Markets, Inc.,
          5.48%, 7/1/96 (collateralized by
          U.S. Treasury Bonds, 9 1/8%, 5/15/2009,
          valued at $123M) (cost $121,000)                121,000            25
-------------------------------------------------------------------------------
Total Value of Investments (cost $42,462,357)  100.0%  49,043,400        10,006
Excess of Liabilities Over Other Assets           .0      (26,895)           (6)
-------------------------------------------------------------------------------
Net Assets                                     100.0% $49,016,505       $10,000
===============================================================================

* Non-income producing


See notes to financial statements


Portfolio of Investments
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND

At June 30, 1996, sector diversification of the portfolio was as follows:

-------------------------------------------------------------------------------
                                              Percentage
Sector Diversification                       of Net Assets              Value
-------------------------------------------------------------------------------
Banks                                            11.4%              $ 5,605,882
Drugs                                             6.4                 3,111,757
Food/Beverage/Tobacco                             5.9                 2,874,941
Metals & Minerals                                 5.4                 2,632,686
Energy Sources                                    5.2                 2,559,077
Telephone                                         4.5                 2,223,912
Business Services                                 4.2                 2,040,636
Transportation                                    4.0                 1,947,629
Real Estate Companies                             3.9                 1,931,991
Retail Trade                                      3.9                 1,917,868
Media                                             3.7                 1,834,960
Insurance                                         3.7                 1,833,301
Paper/Forest Products                             3.7                 1,830,251
Machinery & Manufacturing                         2.7                 1,306,842
Automotive                                        2.6                 1,270,803
Travel & Leisure                                  2.6                 1,259,676
Electric Utilities                                2.6                 1,252,396
Financial Services                                2.4                 1,160,106
Electrical Equipment                              2.3                 1,139,441
Chemicals                                         2.2                 1,057,858
Household Products                                1.9                   947,157
Aerospace/Defense                                 1.3                   645,063
Computers & Office Equipment                      1.3                   613,911
Entertainment Products                            1.2                   589,068
Electronics                                       1.1                   558,608
Pipeline                                           .7                   363,584
Apparel/Textiles                                   .6                   300,857
Communication Equipment                            .6                   277,500
Medical Products                                   .4                   209,725
Energy Services                                    .3                   165,786
Housing                                            .3                   150,780
Software & Services                                .1                    24,800
U.S. Treasury Bills                               6.7                 3,283,548
Repurchase Agreements                              .2                   121,000
-------------------------------------------------------------------------------
Total Value of Investments                      100.0                49,043,400
Excess of Liabilities Over Other Assets            .0                   (26,895)
-------------------------------------------------------------------------------
Net Assets                                      100.0%              $49,016,505
===============================================================================

See notes to financial statements


Portfolio of Investments
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 1996

--------------------------------------------------------------------------------
                                                                          Amount
                                                                        Invested
                                                                        For Each
Principal                                                             $10,000 of
   Amount Security                                           Value    Net Assets
--------------------------------------------------------------------------------
          CORPORATE BONDS--79.8%
          Aerospace/Defense--5.0%
$  300M   Boeing Co., 6.35%, 2003                       $   290,323      $   180
   250M   Lockheed Martin Corp., 7 1/4%, 2006               248,584          154
   250M   Rockwell International Corp., 8 3/8%, 2001        265,817          164
--------------------------------------------------------------------------------
                                                            804,724          498
--------------------------------------------------------------------------------
          Automotive--1.5%
   250M   Hertz Corporation, 6 3/8%, 2005                   235,998          146
--------------------------------------------------------------------------------
          Building Materials--.7%
   100M   Masco Corp., 9%, 2001                             108,723           67
--------------------------------------------------------------------------------
          Chemicals--3.4%
   250M   DuPont, (E.I.) de Nemours & Co.,
          8 1/8%, 2004                                      267,615          165
   300M   Lubrizol Corp., 7 1/4%, 2025                      285,892          177
--------------------------------------------------------------------------------
                                                            553,507          342
--------------------------------------------------------------------------------
          Conglomerates--3.4%
   300M   Hanson Overseas, B.V., 7 3/8%, 2003               301,140          185
   250M   Tenneco, Inc., 7 7/8%, 2002                       257,624          159
--------------------------------------------------------------------------------
                                                            558,764          344
--------------------------------------------------------------------------------
          Consumer Non-Durables--1.9%
   300M   American Home Products Corp., 7.9%, 2005          314,388          194
--------------------------------------------------------------------------------
          Consumer Products--1.5%
   250M   Mattel, Inc., 6 3/4%, 2000                        248,577          154
--------------------------------------------------------------------------------
          Consumer Services--1.8%
   300M   Walt Disney Co., 6 3/4%, 2006                     290,567          180
--------------------------------------------------------------------------------
          Electric & Gas Utilities--9.9%
   250M   Baltimore Gas & Electric Co., 6 1/2%, 2003        242,951          150
   200M   Commonwealth Edison, 8 1/4%, 2006                 208,447          129
   250M   Duke Power Co., 5 7/8%, 2003                      233,368          144
   200M   Kansas Gas & Electric Co., 7.6%, 2003             204,531          126
    75M   Old Dominion Electric Cooperative, 7.97%, 2002     77,387           48
   300M   Pennsylvania Power & Light Co., 6 7/8%, 2003      294,899          182
   250M   Philadelphia Electric Co., 8%, 2002               259,775          161
    75M   Southwestern Electric Power Co., 7%, 2007          74,041           46
--------------------------------------------------------------------------------
                                                          1,595,399          986
--------------------------------------------------------------------------------
          Energy--2.1%
   315M   Baroid Corp., 8%, 2003                            332,638          206
--------------------------------------------------------------------------------
          Financial Services--10.3%
    75M   Banc One Corp., 7 1/4%, 2002                       75,989           47
    40M   BankAmerica Corp., 9 1/2%, 2001                    44,173           27
   200M   Barnett Banks, Inc., 8 1/2%, 1999                 209,180          130
   300M   Chemical Bank, Inc., 7%, 2005                     293,777          182
   200M   Citicorp, 8%, 2003                                209,327          129
   150M   First Union Corp., 8 1/8%, 2002                   157,866           98
   250M   Mellon Bank N.A., 6 1/2%, 2005                    236,227          146
    50M   Meridian Bancorp, 7 7/8%, 2002                     51,848           32
    75M   Morgan Guaranty Trust Co., 7 3/8%, 2002            76,583           47
   300M   Nationsbank Corp., 8 1/8%, 2002                   315,696          195
--------------------------------------------------------------------------------
                                                          1,670,666        1,033
--------------------------------------------------------------------------------
          Food/Beverage/Tobacco--4.7%
   250M   Anheuser Busch Cos., Inc., 7%, 2005               246,555          152
    25M   Coca-Cola Enterprises, Inc., 7 7/8%, 2002          26,125           16
   300M   Hershey Foods Corp., 6.7%, 2005                   291,200          180
   200M   Philip Morris Cos., Inc., 7 1/8%, 2002            199,814          124
--------------------------------------------------------------------------------
                                                            763,694          472
--------------------------------------------------------------------------------
          Food Services--1.5%
   250M   McDonald's Corporation, 6 5/8%, 2005              240,021          148
--------------------------------------------------------------------------------
          Gas Transmission--1.8%
   300M   Enron Corp., 7 1/8%, 2007                         294,055          182
--------------------------------------------------------------------------------
          Healthcare--1.8%
   300M   Columbia/HCA Healthcare Corp., 7.69%, 2025        298,235          184
--------------------------------------------------------------------------------
          Investment/Finance Companies--5.8%
   300M   Associates Corp. of North America, 7 7/8%, 2001   312,701          193
   300M   General Electric Capital Corp., 7 7/8%, 2006      315,424          195
   300M   General Motors Acceptance Corp., 7 1/8%, 1999     304,060          188
--------------------------------------------------------------------------------
                                                            932,185          576
--------------------------------------------------------------------------------
          Media/Cable Television--5.1%
   300M   New York Times Co., Inc., 7 5/8%, 2005            309,071          190
   250M   News America, 8 1/2%, 2005                        263,605          163
   250M   PanAmSat Capital Corp., 9 3/4%, 2000              260,000          161
--------------------------------------------------------------------------------
                                                            832,676          514
--------------------------------------------------------------------------------
          Natural Gas--1.8%
   300M   Columbia Gas System, Inc., 6.8%, 2005             287,711          178
--------------------------------------------------------------------------------
          Paper/Forest Products--3.3%
   100M   S.D. Warren Company, 12%, 2004                    106,500           66
   150M   Stone Container Corp., 10 3/4%, 2002              152,062           94
   250M   Temple Inland, Inc., 9%, 2001                     270,402          167
--------------------------------------------------------------------------------
                                                            528,964          327
--------------------------------------------------------------------------------
          Retail-General Merchandise--1.5%
   250M   Penney (J.C.) & Co., 6 1/8%, 2003                 235,520          146
--------------------------------------------------------------------------------
          Technology--3.2%
   250M   International Business Machines Corp.,
          6 3/8%, 2000                                      247,416          153
   275M   Xerox Corp., 7.15%, 2004                          275,352          170
--------------------------------------------------------------------------------
                                                            522,768          323
--------------------------------------------------------------------------------
          Telephone--7.8%
    30M   GTE Corp., 8.85%, 1998                             31,134           19
   350M   MCI Communication Corp., 7 1/2%, 2004             357,644          221
   250M   MFS Communications Co., Inc., 0%-8 7/8%, 2006     153,125           95
   250M   New Jersey Bell Telephone Co., 7 3/8%, 2012       245,546          152
   300M   New York Telephone Co., 7 1/4%, 2024              280,905          174
   200M   Pacific Bell Telephone Co., 7%, 2004              199,196          123
--------------------------------------------------------------------------------
                                                          1,267,550          784
--------------------------------------------------------------------------------
          Total Value of Corporate Bonds
          (cost $13,104,125)                             12,917,330        7,984
--------------------------------------------------------------------------------
          U.S. GOVERNMENT OBLIGATIONS--9.6%
   300M   Federal Home Loan Mortgage Corp., 7.88%, 2004     299,758          186
 1,200M   United States Treasury Note, 7 3/4%, 2000       1,250,625          774
--------------------------------------------------------------------------------
          Total Value of U.S. Government Obligations
          (cost $1,580,313)                               1,550,383          960
--------------------------------------------------------------------------------
          SHORT-TERM CORPORATE NOTES--6.2%
 1,000M   Home Depot, Inc., 5.35%, 7/1/96
          (cost $1,000,000)                               1,000,000          619
--------------------------------------------------------------------------------
Total Value of Investments (cost $15,684,438)   95.6%    15,467,713        9,563
Other Asset, Less Liabilities                    4.4        706,878          437
--------------------------------------------------------------------------------
Net Assets                                     100.0%   $16,174,591      $10,000
================================================================================


See notes to financial statements


Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
June 30, 1996

-------------------------------------------------------------------------------------------------------------------
                                                                                                             Amount
                                                                                                           Invested
                                                                                                           For Each
Principal                                                                                                $10,000 of
   Amount  Security                                                                              Value   Net Assets
-------------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--60.3%
           Agency For International Development-Israel ("AID"):
$   570M   2/15/2007                                                                       $   272,465      $   230
    119M   3/15/2007                                                                            56,538           48
  1,513M   8/15/2007                                                                           696,945          589
    181M   10/1/2007                                                                            82,289           70
    980M   2/15/2008                                                                           435,233          368
    493M   Federal Judiciary Office Building ("JOBS"), 2/15/2007                               231,197          195
           Federal National Mortgage Association:
    215M   2/1/2008                                                                             94,258           80
  1,030M   8/1/2008                                                                            434,580          367
  4,070M   Government Trust Certificate, 11/15/2007                                          1,827,202        1,543
    586M   International Bank For Reconstruction & Development, 8/15/2007                      264,196          223
  3,450M   Resolution Funding Corporation, 10/15/2007                                        1,578,568        1,333
  2,600M   Tennessee Valley Authority, 11/1/2007                                             1,168,546          987
-------------------------------------------------------------------------------------------------------------------
           Total Value of U.S. Government Agency Zero Coupon
           Obligations (cost $7,433,680)                                                     7,142,017        6,033
-------------------------------------------------------------------------------------------------------------------
           UNITED STATES TREASURY ZERO COUPON OBLIGATIONS--39.7%
    200M   Treasury Investors Growth Receipts ("TIGERS"), 11/15/2007                            90,420           77
 10,000M   U.S. Treasury Strips, 11/15/2007                                                  4,603,000        3,888
-------------------------------------------------------------------------------------------------------------------
           Total Value of United States Treasury Zero Coupon
           Obligations (cost $4,861,153)                                                     4,693,420        3,965
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $12,294,833)                               100.0%          11,835,437        9,998
Other Assets, Less Liabilities                                                 .0                2,630            2
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%         $11,838,067      $10,000
===================================================================================================================


See notes to financial statements


Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
June 30, 1996

-------------------------------------------------------------------------------------------------------------------
                                                                                                             Amount
                                                                                                           Invested
                                                                                                           For Each
Principal                                                                                                $10,000 of
   Amount  Security                                                                              Value   Net Assets
-------------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--68.8%
$375M      Agency For International Development-Israel ("AID"), 8/15/2010                     $138,064     $ 2,070
 100M      Federal National Mortgage Association, 2/1/2011                                      34,630         519
 200M      Government Trust Certificate, 11/15/2010                                             71,368       1,070
 400M      Resolution Funding Corporation, 1/15/2011                                           143,305       2,148
 200M      Tennessee Valley Authority, 11/1/2010                                                71,277       1,068
-------------------------------------------------------------------------------------------------------------------
           Total Value of U.S. Government Agency Zero Coupon Obligations
          (cost $445,822)                                                                      458,644       6,875
-------------------------------------------------------------------------------------------------------------------
           UNITED STATES TREASURY ZERO COUPON OBLIGATIONS--24.9%
 450M      U.S. Treasury Strips, 11/15/2010 (cost $160,103)                                    166,240       2,491
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $605,925)                                    93.7%            624,884       9,366
Other Assets, Less Liabilities                                                 6.3              42,328         634
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%           $667,212     $10,000
===================================================================================================================


See notes to financial statements


Portfolio of Investments
FIRST INVESTORS LIFE UTILITIES INCOME FUND
June 30, 1996

--------------------------------------------------------------------------------
                                                                          Amount
                                                                        Invested
                                                                        For Each
                                                                      $10,000 of
Shares     Security                                           Value   Net Assets
--------------------------------------------------------------------------------
          COMMON STOCKS--94.1%
          Electric Power--42.0%
  11,000    Allegheny Power Systems, Inc.                     $339,625      $163
  10,700    American Electric Power Company                    456,087       219
   9,100    Baltimore Gas & Electric Company                   258,212       124
   1,800    Boston Edison Company                               45,900        22
   9,300    Carolina Power & Light Company                     353,400       169
  10,500    Central & South West Corporation                   304,500       146
  10,000    CINergy Corporation                                320,000       153
   5,700    CMS Energy Corporation                             175,987        84
   7,000    Dominion Resources, Inc.                           280,000       134
  11,900    DPL, Inc.                                          290,062       139
  10,050    DQE, Inc.                                          276,375       133
   8,800    Duke Power Company                                 451,000       216
   1,500    Empresa Nacional De Electricidad SA (ADR)           93,937        45
   6,000    Florida Progress Corporation                       208,500       100
  10,800    FPL Group, Inc.                                    496,800       239
   9,000    Houston Industries, Inc.                           221,625       106
   9,500    Illinova Corporation                               273,125       131
   4,000    Kansas City Power & Light Company                  110,000        53
   9,500    NIPSCO Industries, Inc.                            382,375       183
   8,100    Ohio Edison Company                                177,188        85
   9,600    PacifiCorp                                         213,600       102
   7,300    Pinnacle West Capital Corporation                  221,738       106
  10,900    Portland General Corporation                       336,538       161
   6,300    PP&L Resources, Inc.                               148,838        71
   9,400    Public Service Company of Colorado                 345,450       166
   8,000    Public Service Company of New Mexico               164,000        79
   5,600    Scana Corporation                                  157,500        76
   6,300    Sierra Pacific Resources                           159,863        77
  11,300    Southern Company                                   278,263       133
  12,100    TECO Energy, Inc.                                  305,525       147
  11,100    Texas Utilities Company                            474,525       229
   4,500    Western Resources, Inc.                            134,438        64
  10,300    Wisconsin Energy Corporation                       297,413       143
--------------------------------------------------------------------------------
                                                             8,752,389     4,198
--------------------------------------------------------------------------------
          Energy--7.5%
   2,600    Burlington Resources, Inc.                         111,800        54
   5,000    Columbia Gas System, Inc.                          260,625       125
   7,700    Enron Corporation                                  314,737       151
   1,400    Kerr-McGee Corporation                              85,225        41
   6,700    NICOR, Inc.                                        190,112        91
  10,000    Pacific Enterprises                                296,250       142
   9,000    PanEnergy Corporation                              295,875       142
--------------------------------------------------------------------------------
                                                             1,554,624       746
--------------------------------------------------------------------------------
          Natural Gas--18.0%
  11,300    AGL Resources, Inc.                                213,287       102
   6,600    Brooklyn Union Gas Company                         179,850        86
   5,000    Coastal Corporation                                208,750       100
   5,300    Consolidated Natural Gas Company                   276,925       133
   6,200    El Paso Natural Gas Company                        238,700       114
  12,200    MCN Corporation                                    297,375       143
   5,400    National Fuel Gas Company                          194,400        93
   6,500    New Jersey Resources Corporation                   186,875        90
   6,900    NorAm Energy Corporation                            75,038        36
   3,800    Oneok, Inc.                                         95,000        46
   5,600    Piedmont Natural Gas Company, Inc.                 129,500        62
   6,600    Questar Corporation                                224,400       108
   6,800    Sonat, Inc.                                        306,000       146
   5,600    Southwest Gas Corporation                           89,600        43
   2,250    *Tejas Gas Corporation                              78,188        37
   7,300    UGI Corporation                                    160,600        77
   8,500    Washington Energy Company                          167,875        81
   7,600    Washington Gas & Light Company                     167,200        80
   5,000    WICOR, Inc.                                        188,750        91
   5,700    Williams Companies, Inc.                           282,150       135
--------------------------------------------------------------------------------
                                                             3,760,463     1,803
--------------------------------------------------------------------------------
          Telecommunications--5.1%
   4,000    Comcast Corporation Class "A"                       73,500        35
   5,000    Ericsson (L.M.) Telephone Co. Class "B" (ADR)      107,500        52
  10,000    LCI International, Inc.                            313,750       150
   6,000    MFS Communications Company, Inc.                   225,750       108
     875    *Tele-Communications, Inc.
            Liberty Media Group Class "A"                       23,187        11
   1,000    Vodafone Group PLC (ADR)                            36,875        18
   5,000    WorldCom, Inc.                                     276,875       133
--------------------------------------------------------------------------------
                                                             1,057,437       507
--------------------------------------------------------------------------------
          Telecommunications/Long Distance--3.8%
   5,000    Airtouch Communications, Inc.                      141,250        68
   4,500    A T & T Corp.                                      279,000       133
   3,500    *Intermedia Communications                         112,875        54
   3,000    MCI Communications Corporation                      76,875        37
   4,600    Sprint Corporation                                 193,200        93
--------------------------------------------------------------------------------
                                                               803,200       385
--------------------------------------------------------------------------------
          Telephone--17.2%
   7,600    Ameritech Corporation                              451,250       216
   7,600    Bell Atlantic Corporation                          484,500       232
  11,300    BellSouth Corporation                              478,837       230
   3,500    Century Telephone Enterprises                      111,562        54
   2,600    Cincinnati Bell, Inc.                              135,525        65
   8,200    Frontier Corporation                               251,125       120
  11,900    GTE Corporation                                    532,525       256
   4,700    NYNEX Corporation                                  223,250       107
   7,300    SBC Communications, Inc.                           359,525       172
   4,800    Southern New England Telecommunications Corporation201,600        97
   2,300    Telefonica De Espana SA (ADR)                      126,788        61
   7,000    US West Communications Group                       223,125       107
--------------------------------------------------------------------------------
                                                             3,579,612     1,717
--------------------------------------------------------------------------------
          Water--.5%
   2,700    American Water Works, Inc.                         108,675        52
--------------------------------------------------------------------------------
          Total Value of Common Stocks (cost $17,083,662)   19,616,400     9,408
--------------------------------------------------------------------------------
          SHORT-TERM CORPORATE NOTES--3.1%
 $  300M    Dresser Industries, Inc., 5.34%, 7/31/96           298,665       142
    100M    General Electric Capital Corp., 5.37%, 8/5/96       99,478        48
    250M    PPG Industries, Inc., 5.33%, 7/22/96               249,223       120
--------------------------------------------------------------------------------
          Total Value of Short-Term Corporate Notes
          (cost $647,366)                                      647,366       310
--------------------------------------------------------------------------------
Total Value of Investments (cost $17,731,028)     97.2%     20,263,766     9,718
Other Assets, Less Liabilities                     2.8         587,599       282
--------------------------------------------------------------------------------
Net Assets                                       100.0%    $20,851,365   $10,000
===============================================================================


* Non-income producing

See notes to financial statements


Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
June 30, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      CASH
                                                                               BLUE CHIP            MANAGEMENT            DISCOVERY
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                                            $61,878,393           $3,879,671           $52,017,961
                                                                              ===========           ==========           ===========

At value (Note 1A)                                                            $78,451,666           $3,879,671           $59,282,067
Cash                                                                            1,881,721                3,342             2,207,683
Receivables:
Investment securities sold                                                        648,854                 --                 639,318
Trust shares sold                                                                 308,560               12,324               136,272
Interest and dividends                                                             75,809                2,577                18,943
Other assets                                                                          140                  644                   578
                                                                              -----------           ----------           -----------
Total Assets                                                                   81,366,750            3,898,558            62,284,861
                                                                              -----------           ----------           -----------
Liabilities
Payables:
Investment securities purchased                                                      --                   --                 649,137
Trust shares redeemed                                                                --                 18,162                  --
Dividend payable July 1, 1996                                                        --                 15,061                  --
Accrued advisory fee                                                               49,892                1,925                39,119
Accrued expenses                                                                   10,243                   68                 6,395
                                                                              -----------           ----------           -----------
Total Liabilities                                                                  60,135               35,216               694,651
                                                                              -----------           ----------           -----------
Net Assets                                                                    $81,306,615           $3,863,342           $61,590,210
                                                                              ===========           ==========           ===========

Net Assets Consist of:
Capital paid in                                                               $62,094,374           $3,863,342           $50,314,305
Undistributed net investment income                                               520,452                 --                 198,267
Accumulated net realized gain (loss) on
investments and foreign
currency transactions                                                           2,118,516                 --               3,813,532
Net unrealized appreciation (depreciation) of
investments and translation of assets in
foreign currencies                                                             16,573,273                 --               7,264,106
                                                                              -----------           ----------           -----------
Total                                                                         $81,306,615           $3,863,342           $61,590,210
                                                                              ===========           ==========           ===========

Shares of Beneficial Interest
Outstanding (Note 2)                                                            4,564,964            3,863,342             2,563,986
                                                                              ===========           ==========           ===========

Net Asset Value, Offering and
Redemption Price Per Share
(Net assets divided by shares outstanding)                                    $     17.81           $     1.00           $     24.02
                                                                              ===========           ==========           ===========


------------------------------------------------------------------------------------------------------------------------------------
                                                                               GOVERNMENT             GROWTH             HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                                           $ 9,060,371          $51,865,120           $41,346,789
                                                                             ===========          ===========           ===========

At value (Note 1A)                                                           $ 8,901,003          $62,884,921           $42,366,697
Cash                                                                              11,166               68,425               610,856
Receivables:
Investment securities sold                                                       239,746              796,292               930,550
Trust shares sold                                                                  4,065              211,925                46,438
Interest and dividends                                                           115,184               65,411               770,484
Other assets                                                                        --                    593                   792
                                                                             -----------          -----------           -----------
Total Assets                                                                   9,271,164           64,027,567            44,725,817
                                                                             -----------          -----------           -----------
Liabilities
Payables:
Investment securities purchased                                                     --                919,464               300,000
Trust shares redeemed                                                                360                 --                  25,179
Dividend payable July 1, 1996                                                       --                   --                    --
Accrued advisory fee                                                               4,580               39,039                27,432
Accrued expenses                                                                    --                 (5,762)                6,651
                                                                             -----------          -----------           -----------
Total Liabilities                                                                  4,940              952,741               359,262
                                                                             -----------          -----------           -----------
Net Assets                                                                   $ 9,266,224          $63,074,826           $44,366,555
                                                                             ===========          ===========           ===========

Net Assets Consist of:
Capital paid in                                                              $ 9,690,379          $49,095,577          $42,577,701
Undistributed net investment income                                              314,773              346,042             2,025,373
Accumulated net realized gain (loss) on
investments and foreign
currency transactions                                                           (579,560)           2,613,406            (1,256,427)
Net unrealized appreciation (depreciation) of
investments and translation of assets in
foreign currencies                                                              (159,368)          11,019,801             1,019,908
                                                                             -----------          -----------           -----------
Total                                                                        $ 9,266,224          $63,074,826           $44,366,555
                                                                             ===========          ===========           ===========

Shares of Beneficial Interest
Outstanding (Note 2)                                                             949,237            2,890,022             4,015,032
                                                                             ===========           ==========           ===========

Net Asset Value, Offering and
Redemption Price Per Share
(Net assets divided by shares outstanding)                                   $      9.76           $    21.83           $     11.05
                                                                             ===========           ==========           ===========

------------------------------------------------------------------------------------------------------------------------------------
                                                                             INTERNATIONAL          INVESTMENT            TARGET
                                                                               SECURITIES              GRADE           MATURITY 2007
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                                           $42,462,357          $15,684,438           $12,294,833
                                                                             ===========          ===========           ===========

At value (Note 1A)                                                           $49,043,400          $15,467,713           $11,835,437
Cash                                                                                 182              315,338                 8,505
Receivables:
Investment securities sold                                                       118,416                 --                    --
Trust shares sold                                                                128,022              127,810                  --
Interest and dividends                                                           205,359              273,157                  --
Other assets                                                                         131                 --                    --
                                                                             -----------          -----------           -----------
Total Assets                                                                  49,495,510           16,184,018            11,843,942
                                                                             -----------          -----------           -----------
Liabilities
Payables:
Investment securities purchased                                                  414,597                 --                    --
Trust shares redeemed                                                               --                  1,533                  --
Dividend payable July 1, 1996                                                       --                   --                    --
Accrued advisory fee                                                              30,176                7,894                 5,771
Accrued expenses                                                                  34,232                 --                     104
                                                                             -----------          -----------           -----------
Total Liabilities                                                                479,005                9,427                 5,875
                                                                             -----------          -----------           -----------
Net Assets                                                                   $49,016,505          $16,174,591           $11,838,067
                                                                             ===========          ===========           ===========

Net Assets Consist of:
Capital paid in                                                              $39,230,680          $15,944,803           $12,068,608
Undistributed net investment income                                              405,031              512,156               334,126
Accumulated net realized gain (loss) on
investments and foreign
currency transactions                                                          2,800,018              (65,643)             (105,271)
Net unrealized appreciation (depreciation) of
investments and translation of assets in
foreign currencies                                                             6,580,776             (216,725)             (459,396)
                                                                             -----------          -----------           -----------
Total                                                                        $49,016,505          $16,174,591           $11,838,067
                                                                             ===========          ===========           ===========

Shares of Beneficial Interest
Outstanding (Note 2)                                                           3,044,639            1,495,548             1,082,898
                                                                             ===========          ===========           ===========

Net Asset Value, Offering and
Redemption Price Per Share
(Net assets divided by shares outstanding)                                   $     16.10          $     10.82           $     10.93
                                                                             ===========          ===========           ===========


------------------------------------------------------------------------------------------------------------------
                                                                               TARGET                  UTILITIES
                                                                            MATURITY 2010                INCOME
------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                                            $605,925                $ 17,731,028
                                                                              ========                ============

At value (Note 1A)                                                            $624,884                $ 20,263,766
Cash                                                                             1,645                     318,381
Receivables:
Investment securities sold                                                        --                       390,366
Trust shares sold                                                               40,951                      41,565
Interest and dividends                                                            --                        51,243
Other assets                                                                      --                          --
                                                                              --------                ------------
Total Assets                                                                   667,480                  21,065,321
                                                                              --------                ------------
Liabilities
Payables:
Investment securities purchased                                                   --                       204,012
Trust shares redeemed                                                             --                          --
Dividend payable July 1, 1996                                                     --                          --
Accrued advisory fee                                                               268                       9,944
Accrued expenses                                                                  --                          --
                                                                              --------                ------------
Total Liabilities                                                                  268                     213,956
                                                                              --------                ------------
Net Assets                                                                    $667,212                $ 20,851,365
                                                                              ========                ============

Net Assets Consist of:
Capital paid in                                                               $643,517                $ 18,078,227
Undistributed net investment income                                              4,736                     309,297
Accumulated net realized gain (loss) on
investments and foreign
currency transactions                                                             --                       (68,897)
Net unrealized appreciation (depreciation) of
investments and translation of assets in
foreign currencies                                                              18,959                   2,532,738
                                                                              --------                ------------
Total                                                                         $667,212                $ 20,851,365
                                                                              ========                ============

Shares of Beneficial Interest
Outstanding (Note 2)                                                            64,148                   1,745,259
                                                                              ========                ============

Net Asset Value, Offering and
Redemption Price Per Share
(Net assets divided by shares outstanding)                                    $  10.40                $      11.95
                                                                              ========                ============


See notes to financial statements


Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 1996

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      CASH
                                                                              BLUE CHIP            MANAGEMENT            DISCOVERY
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                                    $   167,769            $ 109,044            $   205,894
Dividends                                                                       659,225                 --                  221,841
Consent fees                                                                       --                   --                     --
                                                                            -----------            ---------            -----------
Total income                                                                    826,994              109,044                427,735
                                                                            -----------            ---------            -----------
Expenses (Notes 1G and 5):
Advisory fee                                                                    276,679               15,056                209,681
Professional fees                                                                10,971                2,370                  7,427
Reports to shareholders                                                          10,316                  758                  6,295
Custodian fees                                                                    6,597                2,748                  9,004
Other expenses                                                                    6,939                1,001                  5,511
                                                                            -----------            ---------            -----------
Total expenses                                                                  311,502               21,933                237,918
Less: Expenses waived or assumed                                                   --                 (9,683)                  --
Custodian fees paid indirectly                                                   (6,597)                (205)                (9,004)
                                                                            -----------            ---------            -----------
Expenses--net                                                                   304,905               12,045                228,914
                                                                            -----------            ---------            -----------
Net investment income                                                           522,089               96,999                198,821
                                                                            -----------            ---------            -----------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions (Note 3):
Net realized gain (loss) on investments and
foreign currency transactions                                                 2,118,783                   23              3,816,967
Net unrealized appreciation (depreciation) of
investments and translation of assets in
foreign currencies                                                            3,960,487                 --                  143,704
                                                                            -----------            ---------            -----------
Net gain (loss) from investments and
foreign currency                                                              6,079,270                   23              3,960,671
                                                                            -----------            ---------            -----------
Net Increase (Decrease) in Net Assets
Resulting from Operations                                                   $ 6,601,359            $  97,022            $ 4,159,492
                                                                            ===========            =========            ===========


-----------------------------------------------------------------------------------------------------------------------------------
                                                                              GOVERNMENT             GROWTH              HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                                    $   334,277           $   39,771            $ 2,072,961
Dividends                                                                          --                531,831                117,590+
Consent fees                                                                       --                   --                   19,375
                                                                            -----------           ----------            -----------
Total income                                                                    334,277              571,602              2,209,926
                                                                            -----------           ----------            -----------
Expenses (Notes 1G and 5):
Advisory fee                                                                     34,696              213,439                162,948
Professional fees                                                                 4,216                2,463                  6,960
Reports to shareholders                                                           1,722                2,713                  6,576
Custodian fees                                                                    2,735                9,577                  4,075
Other expenses                                                                    1,807                   69                  4,853
                                                                            -----------           ----------            -----------
Total expenses                                                                   45,176              228,261                185,412
Less: Expenses waived or assumed                                                (16,698)                --                     --
Custodian fees paid indirectly                                                     (721)              (2,871)                (3,257)
                                                                            -----------           ----------            -----------
Expenses--net                                                                    27,757              225,390                182,155
                                                                            -----------           ----------            -----------
Net investment income                                                           306,520              346,212              2,027,771
                                                                            -----------           ----------            -----------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions (Note 3):
Net realized gain (loss) on investments and
foreign currency transactions                                                  (113,464)           2,620,219                (20,106)
Net unrealized appreciation (depreciation) of
investments and translation of assets in
foreign currencies                                                             (260,886)           2,703,351               (215,476)
                                                                            -----------           ----------            -----------
Net gain (loss) from investments and
foreign currency                                                               (374,350)           5,323,570               (235,582)
                                                                            -----------           ----------            -----------
Net Increase (Decrease) in Net Assets
Resulting from Operations                                                   $   (67,830)          $5,669,782            $ 1,792,189
                                                                            ===========           ==========            ===========


-----------------------------------------------------------------------------------------------------------------------------------
                                                                            INTERNATIONAL         INVESTMENT              TARGET
                                                                              SECURITIES             GRADE             MATURITY 2007
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                                    $    87,124            $ 560,712            $   367,401
Dividends                                                                       578,328(a)              --                     --
Consent fees                                                                       --                   --                     --
                                                                            -----------            ---------            -----------
Total income                                                                    665,452              560,712                367,401
                                                                            -----------            ---------            -----------
Expenses (Notes 1G and 5):
Advisory fee                                                                    167,825               60,299                 41,646
Professional fees                                                                 6,829                4,207                  2,489
Reports to shareholders                                                           5,981                1,932                    612
Custodian fees                                                                   70,998                2,341                    845
Other expenses                                                                    5,626                1,883                    921
                                                                            -----------            ---------            -----------
Total expenses                                                                  257,259               70,662                 46,513
Less: Expenses waived or assumed                                                   --                (20,636)               (12,351)
Custodian fees paid indirectly                                                     --                 (1,669)                  (845)
                                                                            -----------            ---------            -----------
Expenses--net                                                                   257,259               48,357                 33,317
                                                                            -----------            ---------            -----------
Net investment income                                                           408,193              512,355                334,084
                                                                            -----------            ---------            -----------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions (Note 3):
Net realized gain (loss) on investments and
foreign currency transactions                                                 2,798,928(b)            17,706               (104,275)
Net unrealized appreciation (depreciation) of
investments and translation of assets in
foreign currencies                                                              122,597(c)          (876,086)            (1,184,093)
                                                                            -----------            ---------            -----------
Net gain (loss) from investments and
foreign currency                                                              2,921,525             (858,380)            (1,288,368)
                                                                            -----------            ---------            -----------
Net Increase (Decrease) in Net Assets
Resulting from Operations                                                   $ 3,329,718            $(346,025)           $  (954,284)
                                                                            ===========            =========            ===========


----------------------------------------------------------------------------------------------------------------
                                                                              TARGET                   UTILITIES
                                                                          MATURITY 2010*                 INCOME
----------------------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                                    $  5,213                $     23,081
Dividends                                                                       --                       340,756
Consent fees                                                                    --                          --
                                                                            --------                ------------
Total income                                                                   5,213                     363,837
                                                                            --------                ------------
Expenses (Notes 1G and 5):
Advisory fee                                                                     596                      66,551
Professional fees                                                                100                       4,015
Reports to shareholders                                                         --                         1,981
Custodian fees                                                                    11                       3,635
Other expenses                                                                   400                       2,503
                                                                            --------                ------------
Total expenses                                                                 1,107                      78,685
Less: Expenses waived or assumed                                                (619)                    (21,809)
Custodian fees paid indirectly                                                   (11)                     (3,635)
                                                                            --------                ------------
Expenses--net                                                                    477                      53,241
                                                                            --------                ------------
Net investment income                                                          4,736                     310,596
                                                                            --------                ------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions (Note 3):
Net realized gain (loss) on investments and
foreign currency transactions                                                   --                        53,103
Net unrealized appreciation (depreciation) of
investments and translation of assets in
foreign currencies                                                            18,959                     466,890
                                                                            --------                ------------
Net gain (loss) from investments and
foreign currency                                                              18,959                     519,993
                                                                            --------                ------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                                                   $ 23,695                $    830,589
                                                                            ========                ============

(a)  Net of $104,620 foreign taxes withheld
(b)  Includes net realized loss of $1,665 on foreign currency transactions
(c) Includes $267 of net unrealized depreciation on translation of assets in foreign currencies
*    From April 30, 1996 (commencement of operations) to June 30, 1996
+    See Note 1G

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Blue Chip                         Cash Management
                                                                ----------------------------          --------------------------
                                                                    1/1/96 to                          1/1/96 to
                                                                     6/30/96            1995            6/30/96             1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                           $    522,089       $  1,020,536       $    96,999       $   220,767
Net realized gain (loss) on investments                            2,118,783          1,953,467                23               178
Net unrealized appreciation (depreciation)
of investments                                                     3,960,487         12,258,988              --                --
                                                                ------------       ------------       -----------       -----------
Net increase (decrease) in net assets
resulting from operations                                          6,601,359         15,232,991            97,022           220,945
                                                                ------------       ------------       -----------       -----------
Distributions to Shareholders from:
Net investment income                                             (1,020,540)          (569,704)          (97,022)         (220,945)
Net realized gain on investments                                  (1,952,687)        (2,922,430)             --                --
                                                                ------------       ------------       -----------       -----------
Total distributions                                               (2,973,227)        (3,492,134)          (97,022)         (220,945)
                                                                ------------       ------------       -----------       -----------
Trust Share Transactions (a)
Proceeds from shares sold                                          8,986,328         12,100,755         1,645,522         1,802,472
Value of distributions reinvested                                  2,973,227          3,492,134            81,962           220,945
Cost of shares redeemed                                           (1,180,816)        (1,858,303)       (2,025,706)       (1,790,408)
                                                                ------------       ------------       -----------       -----------
Net increase (decrease) from trust
share transactions                                                10,778,739         13,734,586          (298,222)          233,009
                                                                ------------       ------------       -----------       -----------
Net increase (decrease) in net assets                             14,406,871         25,475,443          (298,222)          233,009
Net Assets
Beginning of period                                               66,899,744         41,424,301         4,161,564         3,928,555
                                                                ------------       ------------       -----------       -----------
End of period+                                                  $ 81,306,615       $ 66,899,744       $ 3,863,342       $ 4,161,564
                                                                ============       ============       ===========       ===========

 +Includes undistributed net investment income of               $    520,452       $  1,018,903       $      --         $      --
                                                                ============       ============       ===========       ===========

 (a) Trust Shares Issued and Redeemed
Sold                                                                 516,857            791,231         1,645,522         1,802,472
Issued for distributions reinvested                                  175,515            261,975            81,962           220,945
Redeemed                                                             (67,657)          (125,241)       (2,025,706)       (1,790,408)
                                                                ------------       ------------       -----------       -----------
Net increase (decrease) in shares outstanding                        624,715            927,965          (298,222)          233,009
                                                                ============       ============       ===========       ===========


-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Discovery                           Government
                                                                ----------------------------          --------------------------
                                                                    1/1/96 to                          1/1/96 to
                                                                     6/30/96            1995            6/30/96             1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                           $    198,821       $    254,090       $   306,520       $   602,672
Net realized gain (loss) on investments                            3,816,967          2,003,359          (113,464)          322,099
Net unrealized appreciation (depreciation)
of investments                                                       143,704          6,147,258          (260,886)          344,995
                                                                ------------       ------------       -----------       -----------
Net increase (decrease) in net assets
resulting from operations                                          4,159,492          8,404,707           (67,830)        1,269,766
                                                                ------------       ------------       -----------       -----------
Distributions to Shareholders from:
Net investment income                                               (254,154)           (93,692)         (593,694)         (507,584)
Net realized gain on investments                                  (2,006,246)        (1,992,932)             --                --
                                                                ------------       ------------       -----------       -----------
Total distributions                                               (2,260,400)        (2,086,624)         (593,694)         (507,584)
                                                                ------------       ------------       -----------       -----------
Trust Share Transactions (a)
Proceeds from shares sold                                          7,284,377         13,530,189           704,108         1,678,903
Value of distributions reinvested                                  2,260,401          2,086,624           593,694           507,584
Cost of shares redeemed                                             (753,613)        (1,278,557)         (870,241)       (1,326,445)
                                                                ------------       ------------       -----------       -----------
Net increase (decrease) from trust
share transactions                                                 8,791,165         14,338,256           427,561           860,042
                                                                ------------       ------------       -----------       -----------
Net increase (decrease) in net assets                             10,690,257         20,656,339          (233,963)        1,622,224
Net Assets
Beginning of period                                               50,899,953         30,243,614         9,500,187         7,877,963
                                                                ------------       ------------       -----------       -----------
End of period+                                                  $ 61,590,210       $ 50,899,953       $ 9,266,224       $ 9,500,187
                                                                ============       ============       ===========       ===========

 +Includes undistributed net investment income of               $    198,267       $    253,600       $   314,773       $   601,947
                                                                ============       ============       ===========       ===========

 (a) Trust Shares Issued and Redeemed
Sold                                                                 308,652            617,324            70,671           170,551
Issued for distributions reinvested                                  100,062            109,304            60,767            53,998
Redeemed                                                             (31,973)           (61,853)          (85,515)         (133,164)
                                                                ------------       ------------       -----------       -----------
Net increase (decrease) in shares outstanding                        376,741            664,775            45,923            91,385
                                                                ============       ============       ===========       ===========


-------------------------------------------------------------------------------------------
                                                                            Growth
                                                               ----------------------------
                                                                   1/1/96 to
                                                                    6/30/96          1995
-------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                          $    346,212    $    459,596
Net realized gain (loss) on investments                           2,620,219       1,548,981
Net unrealized appreciation (depreciation)
of investments                                                    2,703,351       6,983,358
                                                               ------------    ------------
Net increase (decrease) in net assets
resulting from operations                                         5,669,782       8,991,935
                                                               ------------    ------------
Distributions to Shareholders from:
Net investment income                                              (459,017)       (175,754)
Net realized gain on investments                                 (1,505,267)       (591,906)
                                                               ------------    ------------
Total distributions                                              (1,964,284)       (767,660)
                                                               ------------    ------------
Trust Share Transactions (a)
Proceeds from shares sold                                         7,010,099      10,824,201
Value of distributions reinvested                                 1,964,285         767,659
Cost of shares redeemed                                            (776,279)     (1,442,104)
                                                               ------------    ------------
Net increase (decrease) from trust
share transactions                                                8,198,105      10,149,756
                                                               ------------    ------------
Net increase (decrease) in net assets                            11,903,603      18,374,031
Net Assets
Beginning of period                                              51,171,223      32,797,192
                                                               ------------    ------------
End of period+                                                 $ 63,074,826    $ 51,171,223
                                                               ============    ============

+Includes undistributed net investment income of               $    346,042    $    458,847
                                                               ============    ============

(a) Trust Shares Issued and Redeemed
Sold                                                                327,330         572,178
Issued for distributions reinvested                                  99,585          45,613
Redeemed                                                            (36,573)        (78,592)
                                                               ------------    ------------
Net increase (decrease) in shares outstanding                       390,342         539,199
                                                               ============    ============


Statement of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              INTERNATIONAL
                                                                           HIGH YIELD                           SECURITIES
                                                                ----------------------------          --------------------------
                                                                    1/1/96 to                          1/1/96 to
                                                                     6/30/96            1995            6/30/96             1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                           $  2,027,771       $  3,666,384       $   408,193       $   495,853
Net realized gain (loss) on investments and
foreign currency transactions                                        (20,106)          (147,796)        2,798,928         1,334,830
Net unrealized appreciation (depreciation)
of investments and translation of assets
in foreign currencies                                               (215,476)         3,097,609           122,597         4,263,821
                                                                ------------       ------------       -----------       -----------
Net increase (decrease) in net assets
resulting from operations                                          1,792,189          6,616,197         3,329,718         6,094,504
                                                                ------------       ------------       -----------       -----------
Distributions to Shareholders from:
Net investment income                                             (3,666,317)        (2,973,759)         (497,039)         (284,370)
Net realized gain on investments                                        --                 --          (1,333,455)         (601,917)
                                                                ------------       ------------       -----------       -----------
Total distributions                                               (3,666,317)        (2,973,759)       (1,830,494)         (886,287)
                                                                ------------       ------------       -----------       -----------
Trust Share Transactions (a)
Proceeds from shares sold                                          2,847,989          5,830,065         5,552,491         6,301,362
Value of distributions reinvested                                  3,666,317          2,973,759         1,830,494           886,288
Cost of shares redeemed                                           (2,167,584)        (2,837,047)         (877,266)       (2,692,802)
                                                                ------------       ------------       -----------       -----------
Net increase from trust share transactions                         4,346,722          5,966,777         6,505,719         4,494,848
                                                                ------------       ------------       -----------       -----------
Net increase (decrease) in net assets                              2,472,594          9,609,215         8,004,943         9,703,065
Net Assets
Beginning of period                                               41,893,961         32,284,746        41,011,562        31,308,497
                                                                ------------       ------------       -----------       -----------
End of period+                                                  $ 44,366,555       $ 41,893,961       $49,016,505       $41,011,562
                                                                ============       ============       ===========       ===========

+Includes undistributed net investment income of                $  2,025,373       $  3,663,919       $   405,031       $   493,877
                                                                ============       ============       ===========       ===========

(a) Trust Shares Issued and Redeemed
Sold                                                                 254,104            537,054           348,947           439,419
Issued for distributions reinvested                                  334,213            296,191           118,709            69,350
Redeemed                                                            (194,093)          (263,126)          (55,217)         (194,386)
                                                                ------------       ------------       -----------       -----------
Net increase in shares outstanding                                   394,224            570,119           412,439           314,383
                                                                ============       ============       ===========       ===========


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 TARGET
                                                                          INVESTMENT GRADE                    MATURITY 2007
                                                                -----------------------------         -----------------------------
                                                                    1/1/96 to                           1/1/96 to       4/25/95* to
                                                                     6/30/96             1995            6/30/96          12/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                          $    512,355       $    936,270       $   334,084       $   209,332
Net realized gain (loss) on investments and
foreign currency transactions                                        17,706            (35,809)         (104,275)           42,147
Net unrealized appreciation (depreciation)
of investments and translation of assets
in foreign currencies                                              (876,086)         1,528,072        (1,184,093)          724,697
                                                               ------------       ------------       -----------       -----------
Net increase (decrease) in net assets
resulting from operations                                          (346,025)         2,428,533          (954,284)          976,176
                                                               ------------       ------------       -----------       -----------
Distributions to Shareholders from:
Net investment income                                              (936,444)          (605,201)         (209,290)             --
Net realized gain on investments                                       --                 --             (43,143)             --
                                                               ------------       ------------       -----------       -----------
Total distributions                                                (936,444)          (605,201)         (252,433)             --
                                                               ------------       ------------       -----------       -----------
Trust Share Transactions (a)
Proceeds from shares sold                                         1,250,006          3,462,505         3,370,523         8,383,571
Value of distributions reinvested                                   936,444            605,201           252,433              --
Cost of shares redeemed                                            (991,261)        (1,231,643)         (437,919)             --
                                                               ------------       ------------       -----------       -----------
Net increase from trust share transactions                        1,195,189          2,836,063         3,185,037         8,383,571
                                                               ------------       ------------       -----------       -----------
Net increase (decrease) in net assets                               (87,280)         4,659,395         1,978,320         9,359,747
Net Assets
Beginning of period                                              16,261,871         11,602,476         9,859,747           500,000**
                                                               ------------       ------------       -----------       -----------
End of period+                                                 $ 16,174,591       $ 16,261,871       $11,838,067       $ 9,859,747
                                                               ============       ============       ===========       ===========

 +Includes undistributed net investment income of              $    512,156       $    936,245       $   334,126       $   209,332
                                                               ============       ============       ===========       ===========

 (a) Trust Shares Issued and Redeemed
Sold                                                                113,026            315,041           297,181           754,138
Issued for distributions reinvested                                  85,991             59,159            22,399              --
Redeemed                                                            (89,228)          (113,482)          (40,820)             --
                                                               ------------       ------------       -----------       -----------
Net increase in shares outstanding                                  109,789            260,718           278,760           754,138
                                                               ============       ============       ===========       ===========


*  Commencement of operations
** See Note 6


Statement of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               TARGET                          UTILITIES
                                                                            MATURITY 2010                        INCOME
                                                                            -------------          --------------------------------
                                                                              4/30/96* to           1/1/96 to
                                                                                6/30/96              6/30/96                1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                                       $     4,736            $ 310,596            $   381,257
Net realized gain (loss) on investments                                            --                 53,103                (21,926)
Net unrealized appreciation
of investments                                                                   18,959              466,890              2,200,558
                                                                            -----------            ---------            -----------
Net increase in net assets
resulting from operations                                                        23,695              830,589              2,559,889
                                                                            -----------            ---------            -----------
Distributions to Shareholders from:
Net investment income                                                              --               (382,099)              (110,536)
                                                                            -----------            ---------            -----------
Trust Share Transactions (a)
Proceeds from shares sold                                                       243,517            5,475,833              7,708,137
Value of distributions reinvested                                                  --                382,099                110,535
Cost of shares redeemed                                                            --               (153,392)              (289,717)
                                                                            -----------            ---------            -----------
Net increase from trust
share transactions                                                              243,517            5,704,540              7,528,955
                                                                            -----------            ---------            -----------
Net increase in net assets                                                      267,212            6,153,030              9,978,308
Net Assets
Beginning of period                                                             400,000**          14,698,335             4,720,027
                                                                            -----------            ---------            -----------
End of period+                                                              $   667,212            $20,851,365          $14,698,335
                                                                            ===========            =========            ===========

 +Includes undistributed net investment income of                           $     4,736            $ 309,297            $   380,800
                                                                            ===========            =========            ===========

 (a) Trust Shares Issued and Redeemed
Sold                                                                             64,148              472,613                755,204
Issued for distributions reinvested                                                --                 33,459                 11,709
Redeemed                                                                           --                (13,178)               (28,182)
                                                                            -----------            ---------            -----------
Net increase in shares outstanding                                               64,148              492,894                738,731
                                                                            ===========            =========            ===========

*  Commencement of operations
** See Note 6

See notes to financial statements

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUND

1. Significant Accounting Policies -- The Fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007, Target Maturity 2010 and Utilities Income Funds and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term capital appreciation.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth Fund seeks long-term capital appreciation.

High Yield Fund seeks to earn a high level of current income. Consistent with that objective, the Fund will also seek growth of capital as a secondary objective.

International Securities Fund seeks long-term capital growth. As a secondary objective, the Fund seeks to earn a reasonable level of current income.

Investment Grade Fund seeks a maximum level of income consistent with investment in investment grade debt securities.

Target Maturity 2007 Fund and Target Maturity 2010 Fund seek to provide a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Utilities Income Fund seeks high current income. Long-term capital appreciation is a secondary objective.

A. Security Valuation -- A security listed or traded on an exchange or the NASDAQ National Market System is valued at its last sale price on the exchange or system where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter markets are valued at the mean between the last bid and asked prices. For the High Yield and Investment Grade Funds, each security traded in the over-the-counter market (including securities listed on exchanges or systems whose primary market is believed to be over-the-counter) is valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. The Government, High Yield, International Securities, Investment Grade, Target Maturity 2007 and Target Maturity 2010 Funds use prices provided by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Securities for which market quotations are not readily available and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in the manner specifically authorized by the trustees of the Fund.

The investments in the Cash Management Fund are valued at cost plus amortization of discount or accretion of premium.

B. Federal Income Taxes -- No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve them from all, or substantially all, federal income taxes. At June 30, 1996, capital loss carryovers were as follows:



                                      Year Capital Loss Carryovers Expire
                          ------------------------------------------------------
Fund                       Total        1998        1999        2002        2003
------                ----------   ---------   ---------   ---------   ---------
GOVERNMENT            $  466,096   $     ---   $     ---    $466,096   $     ---
HIGH YIELD             1,236,320     625,684     355,926     106,914     147,796
INVESTMENT GRADE          83,349         ---         ---      47,540      35,809
UTILITIES INCOME         122,000         ---         ---     100,075      21,925


C. Foreign Currency Translations -- For valuation purposes, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the daily rate of exchange. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Securities Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain from foreign currency related transactions includes gains and losses arising from the sales of foreign currency, and gains and losses on accrued dividends and related withholding taxes.

D. Distributions to Shareholders -- Distributions to shareholders from net investment income and net realized gains are declared and paid annually on all Funds except for the Cash Management Fund which declares daily and pays monthly. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation -- Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Life Series Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Other -- Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for securities and the amortized cost basis for short-term securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded on the ex-dividend date or as soon thereafter as the Fund is informed of the dividend. Shares of stock received in lieu of cash dividends on certain preferred stock holdings are recognized as dividend income and recorded at the market value of the shares received. During the six months ended June 30, 1996, the High Yield Fund recognized $22,902 of dividend income from these taxable "pay in kind" distributions. Interest income and estimated expenses are accrued daily.

The Bank of New York, Custodian for all the Funds except the International Securities Fund, has provided credits in the amount of $28,815 against custodian charges based on the uninvested cash balances of the Funds.

2. Trust Shares -- The Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, of one or more Funds. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Purchases and Sales of Securities -- For the six months ended June 30, 1996, purchases and sales of securities and long-term U.S. Government obligations, excluding foreign currencies, short-term corporate notes and repurchase agreements were as follows:


                                                                      Long-Term
                                    Securities            U.S. Government Obligations
                           -------------------------      ---------------------------
                             Cost of        Proceeds       Cost of           Proceeds
Fund                       Purchases        of Sales       Purchases         of Sales
------                     -----------    ----------      ----------       ----------
BLUE CHIP                  $15,040,082   $13,449,430      $       --       $       --
DISCOVERY                   32,603,733    27,207,180              --               --
GOVERNMENT                          --            --       7,576,716        7,885,274
GROWTH                      20,103,490    13,998,409              --               --
HIGH YIELD                   6,044,312     4,834,016              --               --
INTERNATIONAL SECURITIES    18,120,849    14,369,508              --               --
INVESTMENT GRADE             1,852,210     1,171,509              --               --
TARGET MATURITY 2007                --            --       4,856,611        1,503,890
TARGET MATURITY 2010                --            --         605,925               --
UTILITIES INCOME             8,236,114     2,841,436              --               --





At June 30, 1996, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:


                                                   Gross             Gross      Net Unrealized
                             Aggregate        Unrealized        Unrealized        Appreciation
Fund                              Cost      Appreciation      Depreciation       (Depreciation)
------                     -----------      ------------      ------------      --------------
BLUE CHIP                  $61,879,018       $17,291,655        $  719,007         $16,572,648
CASH MANAGEMENT              3,879,671                --                --                  --
DISCOVERY                   52,024,165        11,031,307         3,773,405           7,257,902
GOVERNMENT                   9,060,371            10,965           170,333            (159,368)
GROWTH                      51,871,933        11,866,931           853,943          11,012,988
HIGH YIELD                  41,346,789         1,620,765           600,857           1,019,908
INTERNATIONAL SECURITIES    42,462,357         7,424,582           843,539           6,581,043
INVESTMENT GRADE            15,684,438           132,461           349,186            (216,725)
TARGET MATURITY 2007        12,295,476             2,435           462,474            (460,039)
TARGET MATURITY 2010           605,925            19,181               222              18,959
UTILITIES INCOME            17,731,028         2,587,328            54,590           2,532,738


4. Rule 144A Securities -- Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 1996, the High Yield and International Securities Funds held seven and three 144A securities, respectively, with aggregate values of $2,284,750 and $176,267, respectively. These securities represent 5.1% and .4%, of the respective Fund's net assets and are valued as set forth in Note 1A.

5. Advisory Fee and Other Transactions With Affiliates -- Certain officers and trustees of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc.("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Officers and trustees of the Fund received no remuneration from the Fund for serving in such capacities. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or First Investors Corporation.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the six months ended June 30, 1996, total advisory fees were $1,249,416 of which $43,652 was waived by the investment adviser. In addition, $38,144 of expenses were assumed by FIMCO.

Pursuant to certain state regulations, FIMCO has agreed to reimburse a Fund if and to the extent that any Fund's aggregate operating expenses, including the advisory fee but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, exceed any limitation on expenses applicable to the Fund in those states (unless waivers of such limitations have been obtained). The amount of any such reimbursement is limited to the yearly advisory fee. For the six months ended June 30, 1996, no reimbursement was required pursuant to these provisions.

Wellington Management Company serves as investment subadviser to the Growth Fund and the International Securities Fund. The subadviser is paid by FIMCO and not by the Funds.

6. Commencement of Operations -- The Target Maturity 2007 Fund and the Target Maturity 2010 Fund commenced operations in April 1995 and April 1996, respectively, following the sale of 50,000 and 40,000 shares of beneficial interest to First Investors Life Insurance Company for $500,000 and $400,000, respectively.

7. Concentration of Credit Risk -- The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Utilities Income Fund invests in securities issued by companies primarily engaged in the public utilities industry. As a result, there are certain credit risks which may subject the Fund more significantly to economic changes occurring in the public utilities industry.

8. Restricted Securities -- On February 14, 1996, the International Securities Fund purchased 695 shares of Vodafone Group PLC common stock at a cost of $2,513. This security, which was acquired through a private placement, may not be sold or transferred without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. If and when the Fund sells this security, additional costs for registration may be required. The security is valued based upon the price of the unrestricted shares of common stock. At June 30, 1996, the value of the above restricted stock was $2,592.

Independent Auditor's Report


To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the eleven Funds comprising First Investors Life Series Fund as of June 30, 1996, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1996 and the year ended December 31, 1995, and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the eleven Funds comprising First Investors Life Series Fund as of June 30, 1996, and the results of their operations, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                         Tait, Weller & Baker

Philadelphia, Pennsylvania
July 31, 1996

                 First Investors Life Target Maturity 2010 Fund

                      Financial Statements for the Period
                       April 30, 1996 to August 31, 1996

Portfolio of Investments (Unaudited)
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
August 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount        Security                                                                     Value  Net Assets
------------------------------------------------------------------------------------------------------------------------------------

                   U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--73.5%
     $  603M       Agency For International Development-Israel ("AID"), 8/15/2010            $216,213      $1,749
        400M       Federal National Mortgage Association, 2/1/2011                            135,295       1,095
        200M       Government Trust Certificate, 11/15/2010                                    69,546         563
        400M       Resolution Funding Corporation, 1/15/2011                                  139,814       1,131
      1,000M       Tennessee Valley Authority, 11/1/2010                                      347,345       2,811
                                                                                                           ------
------------------------------------------------------------------------------------------------------------------------------------
                   Total Value of U.S. Government Agency Zero Coupon Obligations
                      (cost $927,329)                                                         908,213       7,349
------------------------------------------------------------------------------------------------------------------------------------
                   UNITED STATES TREASURY OBLIGATIONS--18.9%
        650M       U.S. Treasury Strips, 11/15/2010 (cost $235,956)                           233,891       1,893
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $1,163,285)                            92.4%               1,142,104       9,242
Other Assets, Less Liabilities                                           7.6                   93,622         758
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%              $1,235,726     $10,000
====================================================================================================================================


See notes to financial statements

Statement of Assets and Liabilities (Unaudited)
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
August 31, 1996


------------------------------------------------------------------------------------------------------------------------------------
    Assets
    Investments in securities, at value (cost $1,163,285) (Note 1A) ......     $ 1,142,104
    Cash .................................................................          52,703
    Receivable for trust shares sold .....................................          41,448
                                                                               -----------
    Total Assets .........................................................       1,236,255

    Liabilities
    Accrued advisory fee .................................................             529
                                                                               -----------
    Net Assets ...........................................................     $ 1,235,726
                                                                               ===========

    Net Assets Consist of:
    Capital paid in ......................................................     $ 1,242,852
    Undistributed net investment income ..................................          14,055
    Net unrealized depreciation in value of investments ..................         (21,181)
                                                                               -----------
    Total ................................................................     $ 1,235,726
                                                                               ===========

    Shares of Beneficial Interest Outstanding (Note 2) ...................         121,891
                                                                               ===========

    Net Asset Value, Offering and Redemption Price Per Share
      (Net assets divided by shares outstanding) .........................     $     10.14
                                                                               ===========


See notes to financial statements

   Statement of Operations (Unaudited)
   FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
   April 30, 1996 (commencement
   of operations) to August 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
   Investment Income
    Interest income ......................................................     $    15,481

    Expenses (Notes 1E and 4):
      Advisory fee .......................................................     $     1,782
      Professional fees ..................................................             800
      Custodian fees .....................................................              75
      Other expenses .....................................................             500
                                                                               -----------
    Total expenses .......................................................           3,157
    Less: Expenses waived or assumed .....................................          (1,656)
          Custodian fees paid indirectly .................................             (75)
                                                                               -----------
    Net expenses .........................................................           1,426
                                                                               -----------
    Net investment income ................................................          14,055
                                                                               -----------
    Realized and Unrealized Gain (Loss) on Investments (Note 3):

    Net realized gain (loss) on investments ..............................            --
    Net unrealized depreciation of investments ...........................         (21,181)
                                                                               -----------
    Net loss on investments ..............................................         (21,181)
                                                                               -----------
    Net Decrease in Net Assets Resulting from Operations .................     $   ( 7,126)
                                                                               ===========


See notes to financial statements

   Statement of Changes in Net Assets (Unaudited)
   FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
   April 30, 1996 (commencement of operations) to August 31, 1996


------------------------------------------------------------------------------------------------------------------------------------

   Increase (Decrease) in Net Assets from Operations
      Net investment income ..............................................     $    14,055
      Net realized gain (loss) on investments ............................            --
      Net unrealized depreciation of investments .........................         (21,181)
                                                                               -----------
        Net decrease in net assets resulting from operations .............          (7,126)

    Trust Shares Issued (81,891 shares) ..................................         842,852
                                                                               -----------
    Net increase in net assets ...........................................         835,726

    Net Assets
      Beginning of period (Note 5) .......................................         400,000
                                                                               -----------
      End of period (including undistributed net investment income of
        $14,055) .........................................................     $ 1,235,726
                                                                               ===========

See notes to financial statements

Notes to Financial Statements (Unaudited)
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND

1. Significant Accounting Policies - First Investors Life Series Fund (the "Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007, Target Maturity 2010 and Utilities Income Funds and accounts separately for the assets, liabilities and operations of each Series. This report relates only to the Target Maturity 2010 Fund (the "Series"). As its objective, this Series seeks to provide a predictable compounded investment return for investors who hold their shares until the Series' maturity, consistent with the preservation of capital.

A. Security Valuation - The U.S. Government Obligations in which the Series invests are traded primarily in the over-the- counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the trustees. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Securities for which market quotations are not readily available and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in the manner specifically authorized by the trustees of the Fund.

B. Federal Income Taxes - No provision has been made for federal income taxes on net income or capital gains since it is the policy of the Series to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes.

C. Distributions to Shareholders - Distributions to shareholders from net investment income and net realized gains are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and deferral of wash sales.

D. Expense Allocation - Expenses directly charged or attributable to the Series are paid from the assets of the Series. General expenses of the Fund are allocated among and charged to the assets of each Series on a fair and equitable basis, which may be based on the relative assets of each Series or the nature of the services performed and relative applicability to each Series.

E. Other - Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income (consisting of accretion of bond discount) and estimated expenses are accrued daily. The Bank of New York, Custodian for the Series, has provided credits in the amount of $75 against custodian charges based on the uninvested cash balances of the Series.

2. Trust Shares - The Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest of one or more Series. Shares in the Series are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Purchases and Sales of Securities - For the period from April 30, 1996 (commencement of operations) through August 31, 1996, purchases and sales of long-term U.S. Government obligations aggregated $1,163,285 and $0, respectively. At August 31, 1996, the cost of investments for federal income tax purposes was $1,163,285. Accumulated gross and net unrealized depreciation on investments was $21,181.

4. Advisory Fee and Other Transactions With Affiliates - Certain officers and trustees of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc.("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Officers and trustees of the Fund received no remuneration from the Fund for serving in such capacities. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or First Investors Corporation.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the Series' average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the period from April 30, 1996 (commencement of operations) through August 31, 1996, total advisory fees were $1,782 of which $356 was waived by FIMCO. In addition, $1,300 of expenses were assumed by FIMCO.

Pursuant to certain state regulations, FIMCO has agreed to reimburse the Series if and to the extent that the Series' aggregate operating expenses, including the advisory fee but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, exceed any limitation on expenses applicable to the Series in those states (unless waivers of such limitations have been obtained). The amount of any such reimbursement is limited to the yearly advisory fee. For the period from April 30, 1996 through August 31, 1996, no reimbursement was required pursuant to these provisions.

5. Commencement of Operations - The Target Maturity 2010 Fund commenced operations on April 30, 1996, following the sale of 40,000 shares of beneficial interest to First Investors Life Insurance Company for $400,000.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements:

     Financial Statements are set forth in Part B, Statement of Additional Information.

     (b)  Exhibits:

          (1)3      Declaration of Trust

          (2)3      By-laws

          (3)       Not Applicable

          (4) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Declaration of Trust dated June 12, 1985, previously filed as Exhibit 99.B1 to Registrant's Registration Statement and (b) Articles III and V of Registrant's By-laws, previously filed as Exhibit 99.B2 to Registrant's Registration Statement

          (5)  a.1  Investment  Advisory  Agreement between Registrant and First
                    Investors  Management  Company,   Inc.,  including  form  of
                    Schedule A for Zero Coupon 2007 Series


               b.1 Subadvisory Agreement relating to International Securities Series and Growth Series

          (6)       Not  Applicable

          (7)       Not Applicable

          (8)  a.4  Custodian  Agreement  between  Registrant  and Irving  Trust
                    Company

               b.4 Custodian Agreement between Registrant and Brown Brothers Harriman & Co. relating to International Securities Fund

               c.4 Custodian Agreement between Registrant and Brown Brothers Harriman & Co. relating to Total Return Fund

               d.4 Supplement to Custodian Agreement between Registrant and The Bank of New York

          (9)4 Administration Agreement between Registrant, First Investors Management Company, Inc., First Investors Corporation and Administrative Data Management Corp.

          (10)2     Opinion of Counsel

          (11) a.   Consent of independent accountants

               b.3  Powers of Attorney

          (12)      Not Applicable

          (13)      Undertakings

          (14)      Not Applicable

          (15)      Not Applicable

          (16)      Not Applicable

          (17) Financial Data Schedule (filed as Exhibit 27 for electronic filing purposes)

          (18)      Not Applicable
----------

1    Incorporated  by  reference  from   Post-Effective   Amendment  No.  15  to
     Registrant's Registration Statement (File No. 2-98409) filed with the Commission on February 15, 1995.

2 Incorporated by reference from Registrant's Rule 24f-2 Notice for its fiscal year ending December 31, 1995 filed with the Commission on February 27, 1996.

3    Incorporated  by  reference  from   Post-Effective   Amendment  No.  17  to
     Registrant's Registration Statement (File No. 2-98409) filed with the Commission on October 2, 1995.

4    Incorporated  by  reference  from   Post-Effective   Amendment  No.  18  to
     Registrant's Registration Statement (File No. 2-98409) filed with the Commission on February 14, 1996.


Item 25. Persons Controlled by or under common control with Registrant

     There are no persons controlled by or under common control with the Registrant.

Item 26. Number of Holders of Securities

                                                        Number of
                                                   Record Holders as of
                         Title of Class              October 11, 1996
                         --------------             ----------------
                         Shares of
                      Beneficial Interest,
                      no par value

                    Investment Grade Fund                  2
                    Government Fund                        2
                    Cash Management Fund                   2
                    Discovery Fund                         2
                    Growth Fund                            2
                    High Yield Fund                        2
                    Blue Chip Fund                         2
                    International Securities Fund          2
                    Utilities Income Fund                  2
                    Target Maturity 2007 Fund              1
                    Target Maturity 2010 Fund              1

Item 27. Indemnification

     Article XI, Section 2 of Registrant's Declaration of Trust provides as follows:

          "Section 2.

     (a) Subject to the exceptions and limitations contained in Section (b) below:

     (i) every person who is, or has been, a Trustee or officer of the Trust (a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

     (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

     (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

     (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

          (A)  by the court or other body approving the settlement; or

          (B) by at least a majority or those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

          (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under the law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither interested persons of the Trust nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

     The general effect of this Indemnification will be to indemnify the officers and Trustees of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a Trustee or officer of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office.

     The Registrant's Investment Advisory Agreement provides as follows:

     The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

Item 28. Business and Other Connections of Investment Adviser

     First Investors Management Company, Inc., the Registrant's Investment Adviser, also serves as Investment Adviser to:

    First Investors Cash Management Fund, Inc.
    First Investors Series Fund
    First Investors Fund For Income, Inc.
    First Investors Government Fund, Inc.
    First Investors High Yield Fund, Inc.
    First Investors Insured Tax Exempt Fund, Inc.
    First Investors Global Fund, Inc.
    First Investors Multi-State Insured Tax Free Fund
    First Investors New York Insured Tax Free Fund, Inc.
    First Investors Special Bond Fund, Inc.
    First Investors Tax-Exempt Money Market Fund, Inc.
    First Investors U.S. Government Plus Fund
    First Investors Series Fund II, Inc.

     Affiliations of the officers and directors of the Investment Adviser are set forth in Part B, Statement of Additional Information, under "Trustees and Officers."

Item 29. Principal Underwriters

     Not applicable

Item 30. Location of Accounts and Records

     Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge,

NJ 07095, except for those maintained by the Registrant's Custodians, The Bank of New York, 48 Wall Street, New York, NY 10286, and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109.

Item 31. Management Services

         Inapplicable

Item 32. Undertakings

     The Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust, Advisory Agreement, Subadvisory Agreement and Underwriting Agreement in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

                                INDEX TO EXHIBITS

Exhibit
Number                              Description
------                              -----------
99.B11                   Consent of independent accountants
99.B13.1                 Undertaking - Investment Grade Fund
99.B13.2                 Undertaking - Utilities Income Fund
99.B13.3                 Undertaking - Target Maturity 2007 Fund
99.B13.4                 Undertaking - Target Maturity 2010 Fund
27.01                    FDS - High Yield Fund
27.02                    FDS - Discovery Fund
27.03                    FDS - Blue Chip Fund
27.04                    FDS - Growth Fund
27.05                    FDS - Cash Management Fund
27.06                    FDS - International Securities Fund
27.07                    FDS - Government Fund
27.08                    FDS - Investment Grade Fund
27.09                    FDS - Utilities Income Fund
27.10                    FDS - Target Maturity 2007 Fund
27.11                    FDS - Target Maturity 2010 Fund

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment meet all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 11th day of October, 1996.

                                               FIRST INVESTORS LIFE
                                               SERIES FUND
                                               (Registrant)



                                                By:/s/Glenn O. Head
                                                -------------------
                                                    Glenn O. Head
                                                    President and Trustee

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/Glenn O. Head
----------------------------        Principal Executive        October 11,  1996
Glenn O. Head                       Officer and Trustee

/s/Joseph I. Benedek
----------------------------        Principal Financial        October 11,  1996
Joseph I. Benedek                   and Accounting Officer

         *                          Trustee                    October 11,  1996
----------------------------
Kathryn S. Head

         *                          Trustee                    October 11,  1996
----------------------------
James J. Coy

         *                          Trustee                    October 11,  1996
----------------------------
Roger L. Grayson

         *                          Trustee                    October 11,  1996
----------------------------
Herbert Rubinstein

         *                          Trustee                    October 11,  1996
----------------------------
James M. Srygley

         *                          Trustee                    October 11,  1996
----------------------------
John T. Sullivan

         *                          Trustee                    October 11,  1996
----------------------------
Rex R. Reed

         *                          Trustee                    October 11,  1996
----------------------------
Robert F. Wentworth



*By: /s/Larry R. Lavoie
     ------------------
     Larry R. Lavoie
     Attorney-in-fact